UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07142
Highland Funds II
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: September 30
Date of reporting period: June 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2011	Highland U.S. Equity Fund

Shares		Value ($)
Common Stock - 94.0%
BANKS - 0.5%
8,074	US Bancorp	205,968
28,259	Wells Fargo & Co.	792,948

		998,916

CAPITAL GOODS - 5.2%
79,607	CAE, Inc.	1,073,140
14,632	Cooper Industries PLC	873,091
8,074	Deere & Co.	665,701
2,742	Eaton Corp.	141,076
2,019	General Dynamics Corp.	150,456
22,083	Hexcel Corp.(a)	483,397
51,582	Honeywell International, Inc.	3,073,771
28,606	Rockwell Collins, Inc.	1,764,704
3,012	Siemens AG, ADR	414,240
10,835	United Technologies Corp.	959,006

		9,598,582

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
34,004	Corrections Corp. of America(a)	736,187
22,204	Nielsen Holdings NV(a)	691,877

		1,428,064

CONSUMER DURABLES & APPAREL - 0.1%
4,940	MDC Holdings, Inc.	121,722

CONSUMER SERVICES - 0.3%
16,491	Carnival Corp.	620,556

DIVERSIFIED FINANCIALS - 10.7%
31,287	American Express Co.	1,617,538
18,974	Ameriprise Financial, Inc.	1,094,420
153,492	Bank of America Corp.	1,682,272
9,285	Citigroup, Inc.	386,627
7,872	CME Group, Inc.	2,295,396
2,019	Discover Financial Services	54,008
21,399	Goldman Sachs Group, Inc. (The)	2,847,993
60,109	Invesco, Ltd.	1,406,551
101,317	JPMorgan Chase & Co.	4,147,918
21,545	Morgan Stanley	495,750
88,004	State Street Corp.	3,968,100

		19,996,573

ENERGY - 12.0%
18,565	Apache Corp.	2,290,735
18,167	Chevron Corp.	1,868,294
4,037	Devon Energy Corp.	318,156
50,873	El Paso Corp.	1,027,635
39,591	Exxon Mobil Corp.	3,221,916
12,313	Halliburton Co.	627,963
7,651	Hess Corp.	571,989
11,102	Marathon Oil Corp.	584,853
8,527	National Oilwell Varco, Inc.	666,897
7,670	Occidental Petroleum Corp.	797,987
23,313	Peabody Energy Corp.	1,373,369
59,076	Schlumberger, Ltd.	5,104,166
17,045	Southwestern Energy Co.(a)	730,890
11,707	Spectra Energy Corp.	320,889
71,346	Suncor Energy, Inc.	2,789,629

		22,295,368

FOOD & STAPLES RETAILING - 0.2%
11,102	CVS Caremark Corp.	417,213

FOOD, BEVERAGE & TOBACCO - 4.8%
30,762	Archer-Daniels-Midland Co.	927,474
16,148	ConAgra Foods, Inc.	416,780
68,343	Kraft Foods, Inc., Class A	2,407,724
4,037	Nestle SA, ADR	251,828
70,398	PepsiCo, Inc.	4,958,131

		8,961,937

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
6,258	Cardinal Health, Inc.	284,238
71,448	Covidien PLC	3,803,177
54,007	Express Scripts, Inc.(a)	2,915,298
14,130	HCA Holdings, Inc.(a)	466,290
25,635	Omnicare, Inc.	817,500
25,813	ResMed, Inc.(a)	798,912

		9,085,415

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
14,130	Clorox Co.	952,927
26,846	Procter & Gamble Co. (The)	1,706,600

		2,659,527

INSURANCE - 3.9%
36,858	ACE, Ltd.	2,425,994
12,111	Chubb Corp.	758,270
33,507	Hartford Financial Services Group, Inc.	883,580
13,907	MetLife, Inc.	610,100
9,109	PartnerRe, Ltd.	627,155
28,184	Prudential Financial, Inc.	1,792,221
3,028	RenaissanceRe Holdings, Ltd.	211,809

		7,309,129

MATERIALS - 4.8%
51,720	Allegheny Technologies, Inc.	3,282,668
15,341	Freeport-McMoRan Copper & Gold, Inc.	811,539
29,516	Monsanto Co.	2,141,091
6,459	Potash Corp. of Saskatchewan, Inc.	368,098
21,880	Praxair, Inc.	2,371,573

		8,974,969

MEDIA - 4.6%
30,225	DIRECTV, Class A(a)	1,536,035
10,277	Liberty Global, Inc., Class C(a)	438,828
60,327	News Corp., Class A	1,067,788
54,457	Omnicom Group, Inc.	2,622,649
40,370	Sirius XM Radio, Inc.(a)	88,410
51,317	Time Warner, Inc.	1,866,399
26,523	Walt Disney Co. (The)	1,035,458

		8,655,567

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.6%
53,987	Amgen, Inc.(a)(b)	3,150,141
42,262	Bristol-Myers Squibb Co.	1,223,908
98,713	Gilead Sciences, Inc.(a)	4,087,705
34,795	Hospira, Inc.(a)	1,971,485
25,837	Johnson & Johnson	1,718,677
13,524	Novartis AG, ADR	826,452
24,222	PerkinElmer, Inc.	651,814
92,044	Pfizer, Inc.	1,896,106
19,176	Teva Pharmaceutical Industries, Ltd., ADR	924,667
See accompanying Notes to Investment Portfolios | 1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland U.S. Equity Fund

Shares		Value ($)
Common Stock — (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — (continued)
23,180	Thermo Fisher Scientific, Inc.(a)	1,492,560

		17,943,515

REAL ESTATE - 0.1%
7,733	CB Richard Ellis Group, Inc., Class A(a)	194,176

RETAILING - 3.4%
3,532	Amazon.com, Inc.(a)	722,259
8,074	Dick’s Sporting Goods, Inc.(a)	310,445
66,117	Lowe’s Cos., Inc.	1,541,187
17,157	Macy’s, Inc.	501,671
3,975	O’Reilly Automotive, Inc.(a)	260,402
22,204	Staples, Inc.	350,823
58,165	Target Corp.	2,728,520

		6,415,307

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
12,918	Applied Materials, Inc.	168,063
33,305	Intel Corp.	738,039
7,469	KLA-Tencor Corp.	302,345
6,863	Microchip Technology, Inc.	260,176
29,610	Texas Instruments, Inc.	972,096

		2,440,719

SOFTWARE & SERVICES - 11.5%
22,397	Baidu, Inc., ADR(a)	3,138,492
12,956	Equinix, Inc.(a)	1,308,815
4,652	Google, Inc., Class A(a)	2,355,680
18,278	International Business Machines Corp.	3,135,591
142,497	Microsoft Corp.	3,704,922
73,910	Oracle Corp.	2,432,378
31,585	Visa, Inc., Class A	2,661,352
139,223	Western Union Co. (The)	2,788,637

		21,525,867

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
16,648	Apple, Inc.(a)	5,588,234
161,872	Cisco Systems, Inc.	2,526,822
25,463	Corning, Inc.	462,153
13,711	Hewlett-Packard Co.	499,080
83,488	Qualcomm, Inc.	4,741,284

		13,817,573

TELECOMMUNICATION SERVICES - 3.4%
33,121	American Tower Corp., Class A(a)	1,732,228
36,333	AT&T, Inc.	1,141,220
60,784	NII Holdings, Inc.(a)	2,576,026
24,222	Verizon Communications, Inc.	901,785

		6,351,259

TRANSPORTATION - 1.0%
7,267	FedEx Corp.	689,275
10,496	Union Pacific Corp.	1,095,782

		1,785,057

UTILITIES - 2.1%
84,778	AES Corp. (The)(a)	1,080,072
25,231	Calpine Corp.(a)	406,976
20,993	Dominion Resources, Inc.	1,013,332
3,835	FirstEnergy Corp.	169,315
4,566	ITC Holdings Corp.	327,702
15,139	NextEra Energy, Inc.	869,887

		3,867,284

	Total Common Stock (Cost $150,499,276)	175,464,295

Other Investments - 1.7%
40,705	Financial Select Sector SPDR Fund, ETF	624,008
65,377	GEI Investment Fund(c)	66,031
67,810	Industrial Select Sector SPDR Fund, ETF	2,525,244

	Total Other Investments (Cost $3,542,440)	3,215,283

Registered Investment Company - 4.3%
8,109,988	Federated Prime Obligations Fund	8,109,988

	Total Registered Investment Company (Cost $8,109,988)	8,109,988

Total Investments - 100.0% (Cost $162,151,704)		186,789,566

Liabilities in Excess of Other Assets - 0.0%		(36,508)

Net Assets - 100.0%		186,753,058

(a)	Non-income producing security.

(b)	At June 30, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.
ADR   American Depositary Receipt
ETF    Exchange Traded Fund
SPDR Standard & Poor’s Depositary Receipt
The Fund had the following futures contracts open at June 30, 2011:

		Number
	Expiration	of	Notional	Unrealized
Description	Date	Contracts	Value	Appreciation
Long Futures:
S&P 500 Emini Index Futures	September 2011	77	$5,064,675	$184,932

2 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2011	Highland Core Value Equity Fund

Shares		Value ($)
Common Stock - 97.0%
BANKS - 1.3%
4,172	US Bancorp	106,428
14,599	Wells Fargo & Co.	409,648

		516,076

CAPITAL GOODS - 4.9%
3,650	Cooper Industries PLC	217,796
4,171	Deere & Co.	343,899
1,417	Eaton Corp.	72,905
1,043	General Dynamics Corp.	77,724
13,155	Honeywell International, Inc.	783,906
3,129	Rockwell Collins, Inc.	193,028
1,539	Siemens AG, ADR	211,659

		1,900,917

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
11,471	Nielsen Holdings NV(a)	357,436

CONSUMER SERVICES - 0.1%
1,043	Carnival Corp.	39,248

DIVERSIFIED FINANCIALS - 10.6%
8,864	American Express Co.	458,269
9,803	Ameriprise Financial, Inc.	565,437
37,543	Bank of America Corp.	411,471
4,797	Citigroup, Inc.	199,747
1,043	Discover Financial Services	27,900
10,846	Invesco, Ltd.	253,796
24,611	JPMorgan Chase & Co.	1,007,574
11,131	Morgan Stanley	256,124
19,570	State Street Corp.	882,411

		4,062,729

ENERGY - 13.3%
6,257	Apache Corp.	772,051
9,386	Chevron Corp.	965,256
2,086	Devon Energy Corp.	164,398
22,420	El Paso Corp.	452,884
7,509	Exxon Mobil Corp.	611,082
6,361	Halliburton Co.	324,411
5,736	Marathon Oil Corp.	302,173
2,607	National Oilwell Varco, Inc.	203,894
5,527	Peabody Energy Corp.	325,596
4,320	Schlumberger, Ltd.	373,248
3,651	Southwestern Energy Co.(a)	156,555
6,049	Spectra Energy Corp.	165,803
8,134	Suncor Energy, Inc.	318,039

		5,135,390

FOOD & STAPLES RETAILING - 0.6%
5,736	CVS Caremark Corp.	215,559

FOOD, BEVERAGE & TOBACCO - 7.0%
12,515	Archer-Daniels-Midland Co.	377,327
8,343	ConAgra Foods, Inc.	215,333
26,858	Kraft Foods, Inc., Class A	946,207
2,086	Nestle SA, ADR	130,125
14,600	PepsiCo, Inc.	1,028,278

		2,697,270

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
3,232	Cardinal Health, Inc.	146,797
16,532	Covidien PLC	879,998
7,300	HCA Holdings, Inc.(a)	240,900
13,244	Omnicare, Inc.	422,351

		1,690,046

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
7,300	Clorox Co.	492,312
7,613	Procter & Gamble Co. (The)	483,959

		976,271

INSURANCE - 7.3%
12,410	ACE, Ltd.	816,826
6,257	Chubb Corp.	391,751
7,927	Hartford Financial Services Group, Inc.	209,035
7,185	MetLife, Inc.	315,206
4,704	PartnerRe, Ltd.	323,870
10,119	Prudential Financial, Inc.	643,467
1,565	RenaissanceRe Holdings, Ltd.	109,472

		2,809,627

MATERIALS - 2.5%
6,779	Allegheny Technologies, Inc.	430,263
6,049	Freeport-McMoRan Copper & Gold, Inc.	319,992
3,337	Potash Corp. of Saskatchewan, Inc.	190,176

		940,431

MEDIA - 6.8%
31,168	News Corp., Class A	551,674
15,851	Omnicom Group, Inc.	763,384
26,513	Time Warner, Inc.	964,278
8,864	Walt Disney Co. (The)	346,051

		2,625,387

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.0%
5,214	Amgen, Inc.(a)	304,237
11,993	Bristol-Myers Squibb Co.	347,317
13,036	Gilead Sciences, Inc.(a)	539,821
5,714	Hospira, Inc.(a)	323,755
7,091	Johnson & Johnson	471,693
6,987	Novartis AG, ADR	426,976
1,565	PerkinElmer, Inc.	42,114
47,555	Pfizer, Inc.	979,633
6,674	Thermo Fisher Scientific, Inc.(a)	429,739

		3,865,285

RETAILING - 2.3%
10,428	Lowe’s Cos., Inc.	243,077
8,864	Macy’s, Inc.	259,183
7,821	Target Corp.	366,883

		869,143

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
6,674	Applied Materials, Inc.	86,829
17,207	Intel Corp.	381,307
3,859	KLA-Tencor Corp.	156,212
3,546	Microchip Technology, Inc.	134,429
9,907	Texas Instruments, Inc.	325,247

		1,084,024

See accompanying Notes to Investment Portfolio | 3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Core Value Equity Fund

Shares		Value ($)
Common Stock — (continued)
SOFTWARE & SERVICES - 8.5%
6,257	International Business Machines Corp.(b)	1,073,388
36,430	Microsoft Corp.	947,180
18,721	Oracle Corp.	616,108
31,977	Western Union Co. (The)	640,499

		3,277,175

TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
574	Apple, Inc.(a)	192,675
22,943	Cisco Systems, Inc.	358,140
13,155	Corning, Inc.	238,763
7,084	Hewlett-Packard Co.	257,858

		1,047,436

TELECOMMUNICATION SERVICES - 2.8%
18,771	AT&T, Inc.	589,597
12,514	Verizon Communications, Inc.	465,896

		1,055,493

TRANSPORTATION - 1.4%
3,754	FedEx Corp.	356,067
1,877	Union Pacific Corp.	195,959

		552,026

UTILITIES - 4.3%
29,201	AES Corp. (The)(a)	372,021
12,573	Calpine Corp.(a)	202,803
10,846	Dominion Resources, Inc.	523,536
1,982	FirstEnergy Corp.	87,505
7,821	NextEra Energy, Inc.	449,395

		1,635,260

	Total Common Stock (Cost $31,576,479)	37,352,229

Other Investments - 1.7%
7,923	Financial Select Sector SPDR Fund, ETF	121,460
10,385	GEI Investment Fund(c)	10,489
14,199	Industrial Select Sector SPDR Fund, ETF	528,771

	Total Other Investments (Cost $676,378)	660,720

Registered Investment Company - 1.7%
642,466	Federated Prime Obligations Fund	642,466

	Total Registered Investment Company (Cost $642,466)	642,466

Total Investments - 100.4% (Cost $32,895,323)		38,655,415
Liabilities in Excess of Other Assets - (0.4)%		(148,661)

Net Assets - 100.0%		38,506,754

(a)	Non-income producing security.

(b)	At June 30, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.
ADR   American Depositary Receipt
ETF    Exchange Traded Fund
SPDR Standard & Poor’s Depositary Receipt
The Fund had the following futures contracts open at June 30, 2011:

		Number
	Expiration	of	Notional	Unrealized
Description	Date	Contracts	Value	Appreciation
Long Futures:
S&P 500 Emini Index Futures	September 2011	6	$394,650	$7,932

4 | See accompanying Notes to Investment Portfolio

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2011	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stock - 94.9%
CAPITAL GOODS - 3.2%
85,492	Dover Corp.	5,796,358

CONSUMER SERVICES - 2.0%
93,967	Carnival Corp.	3,535,978

DIVERSIFIED FINANCIALS - 9.0%
22,847	CME Group, Inc.	6,661,957
35,007	Goldman Sachs Group, Inc. (The)	4,659,082
106,128	State Street Corp.	4,785,312

		16,106,351

ENERGY - 7.0%
90,282	Halliburton Co.	4,604,382
92,125	Schlumberger, Ltd.	7,959,600

		12,563,982

FOOD, BEVERAGE & TOBACCO - 3.8%
95,810	PepsiCo, Inc.	6,747,898

HEALTH CARE EQUIPMENT & SERVICES - 9.8%
119,776	Covidien PLC	6,375,676
128,974	Express Scripts, Inc.(a)	6,962,017
92,125	Lincare Holdings, Inc.	2,696,499
77,385	VCA Antech, Inc.(a)	1,640,562

		17,674,754

MATERIALS - 3.9%
45,325	Ecolab, Inc.	2,555,424
61,908	Monsanto Co.	4,490,806

		7,046,230

MEDIA - 9.8%
140,029	DIRECTV, Class A(a)	7,116,274
108,708	Discovery Communications, Inc., Class C(a)	3,973,277
152,927	Liberty Global, Inc., Class C(a)	6,529,983

		17,619,534

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
101,337	Amgen, Inc.(a)(b)	5,913,014
66,330	Gilead Sciences, Inc.(a)	2,746,725

		8,659,739

REAL ESTATE - 1.2%
86,597	CB Richard Ellis Group, Inc., Class A(a)	2,174,451

RETAILING - 6.9%
12,529	Amazon.com, Inc.(a)	2,562,055
93,967	Bed Bath & Beyond, Inc.(a)	5,484,854
184,249	Lowe’s Cos., Inc.	4,294,844

		12,341,753

SOFTWARE & SERVICES - 20.5%
43,540	Baidu, Inc., ADR(a)	6,101,260
182,407	eBay, Inc.(a)	5,886,274
44,220	Intuit, Inc.(a)	2,293,249
147,397	Microsoft Corp.	3,832,322
134,503	Paychex, Inc.	4,131,932
85,860	Visa, Inc., Class A	7,234,564
368,498	Western Union Co. (The)	7,381,015

		36,860,616

TECHNOLOGY HARDWARE & EQUIPMENT - 9.8%
20,626	Apple, Inc.(a)	6,923,529
138,187	Cisco Systems, Inc.	2,157,099
149,242	Qualcomm, Inc.	8,475,453

		17,556,081

TELECOMMUNICATION SERVICES - 3.2%
108,707	American Tower Corp., Class A(a)	5,685,376

	Total Common Stock (Cost $135,211,199)	170,369,101

Other Investments - 0.0%
11,065	GEI Investment Fund(c)	11,176

	Total Other Investments (Cost $11,065)	11,176

Registered Investment Company - 5.4%
9,706,864	Federated Prime Obligations Fund	9,706,864

	Total Registered Investment Company (Cost $9,706,864)	9,706,864

Total Investments - 100.3% (Cost $144,929,128)		180,087,141

Liabilities in Excess of Other Assets - (0.3)%		(541,153)

Net Assets - 100.0%		179,545,988

(a)	Non-income producing security.

(b)	At June 30, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.
ADR American Depositary Receipt
The Fund had the following futures contracts open at June 30, 2011:

		Number
	Expiration	of	Notional	Unrealized
Description	Date	Contracts	Value	Appreciation
Long Futures:
S&P 500 Emini Index Futures	September 2011	70	$4,604,250	$120,265

See accompanying Notes to Investment Portfolio | 5

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2011	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stock - 98.5%
BANKS - 4.7%
6,400	Cullen/Frost Bankers, Inc.	363,840
11,700	Fulton Financial Corp.	125,307
3,700	Independent Bank Corp.	97,125
9,300	Prosperity Bancshares, Inc.	407,526
5,900	Sterling Bancorp	55,991
7,400	SVB Financial Group(a)	441,854
8,000	UMB Financial Corp.	335,040
4,700	Westamerica Bancorporation	231,475

		2,058,158

CAPITAL GOODS - 8.5%
13,700	Applied Industrial Technologies, Inc.	487,857
9,500	Brady Corp., Class A	304,570
1,200	CIRCOR International, Inc.	51,396
7,300	CLARCOR, Inc.	345,144
1,500	EnPro Industries, Inc.(a)	72,105
5,400	Harsco Corp.	176,040
5,800	IDEX Corp.	265,930
5,100	Mueller Industries, Inc.	193,341
14,700	Quanta Services, Inc.(a)	296,940
1,500	Raven Industries, Inc.	83,565
2,200	Robbins & Myers, Inc.	116,270
13,100	RSC Holdings, Inc.(a)	156,676
11,300	Teledyne Technologies, Inc.(a)	569,068
4,400	Trimas Corp.(a)	108,900
1,500	Wabtec Corp.	98,580
11,800	Woodward, Inc.	411,348

		3,737,730

COMMERCIAL & PROFESSIONAL SERVICES - 3.2%
11,700	ABM Industries, Inc.	273,078
4,400	Copart, Inc.(a)	205,040
2,300	CoStar Group, Inc.(a)	136,344
18,000	Healthcare Services Group, Inc.	292,500
4,500	Herman Miller, Inc.	122,490
5,900	Resources Connection, Inc.	71,036
8,800	Waste Connections, Inc.	279,224

		1,379,712

CONSUMER DURABLES & APPAREL - 4.5%
7,500	Deckers Outdoor Corp.(a)	661,050
19,100	Jarden Corp.	659,141
10,300	Maidenform Brands, Inc.(a)	284,898
2,900	Tupperware Brands Corp.	195,605
3,700	Wolverine World Wide, Inc.	154,475

		1,955,169

CONSUMER SERVICES - 3.3%
2,900	American Public Education, Inc.(a).	129,079
2,200	Capella Education Co.(a)	92,070
12,400	Cracker Barrel Old Country Store, Inc.	611,444
4,800	K12, Inc.(a)	159,072
4,200	Lincoln Educational Services Corp.	72,030
3,700	Matthews International Corp., Class A	148,555
900	Strayer Education, Inc.	113,751
22,900	Wendy’s/Arby’s Group, Inc., Class A	116,103

		1,442,104

DIVERSIFIED FINANCIALS - 1.7%
4,400	Financial Engines, Inc.(a)	114,048
30,900	GFI Group, Inc.	141,831
15,700	Raymond James Financial, Inc.	504,755

		760,634

ENERGY - 7.5%
3,700	Brigham Exploration Co.(a)	110,741
1,900	Dril-Quip, Inc.(a)	128,877
4,400	Gulfport Energy Corp.(a)	130,636
7,300	Northern Oil and Gas, Inc.(a)	161,695
4,700	Oasis Petroleum, Inc.(a)	139,496
9,700	Oil States International, Inc.(a)	775,127
22,100	Pioneer Drilling Co.(a)	336,804
8,800	Resolute Energy Corp.(a)	142,208
2,900	Rosetta Resources, Inc.(a)	149,466
14,700	SandRidge Energy, Inc.(a)	156,702
8,400	SM Energy Co.	617,232
7,300	Superior Energy Services, Inc.(a)	271,122
11,700	Tetra Technologies, Inc.(a)	148,941

		3,269,047

FOOD & STAPLES RETAILING - 1.0%
7,300	Ruddick Corp.	317,842
5,300	Spartan Stores, Inc.	103,509

		421,351

FOOD, BEVERAGE & TOBACCO - 3.1%
15,450	Flowers Foods, Inc.	340,518
5,000	Lancaster Colony Corp.	304,100
11,700	Smart Balance, Inc.(a)	60,606
8,600	Smithfield Foods, Inc.(a)	188,082
11,000	Snyders-Lance, Inc.	237,930
4,400	TreeHouse Foods, Inc.(a)	240,284

		1,371,520

HEALTH CARE EQUIPMENT & SERVICES - 13.3%
2,200	athenahealth, Inc.(a)	90,420
34,800	Bio-Reference Labs, Inc.(a)	727,320
3,900	Computer Programs & Systems, Inc.	247,572
2,500	Gen-Probe, Inc.(a)	172,875
6,300	HMS Holdings Corp.(a)	484,281
4,445	Immucor, Inc.(a)	90,767
5,100	Integra LifeSciences Holdings Corp.(a)	243,831
4,700	Masimo Corp.	139,496
11,700	MedAssets, Inc.(a)	156,312
5,100	Medidata Solutions, Inc.(a)	121,737
8,100	Mednax, Inc.(a)	584,739
3,700	Meridian Bioscience, Inc.	89,207
20,300	Molina Healthcare, Inc.(a)	550,536
7,630	NuVasive, Inc.(a)	250,874
14,800	Owens & Minor, Inc.	510,452
700	Quality Systems, Inc.	61,110
4,400	SonoSite, Inc.(a)	154,748
7,300	Sun Healthcare Group, Inc.(a)	58,546
3,200	Teleflex, Inc.	195,392
10,000	Thoratec Corp.(a)	328,200
7,321	VCA Antech, Inc.(a)	155,205
2,900	Volcano Corp.(a)	93,641
6,600	West Pharmaceutical Services, Inc.	288,816

		5,796,077

6 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stock — (continued)
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
2,900	WD-40 Co.	113,216

INSURANCE - 3.9%
5,400	Allied World Assurance Co. Holdings, Ltd.	310,932
1,900	Amtrust Financial Services, Inc.	43,282
2,900	Argo Group International Holdings, Ltd.	86,188
4,400	Arthur J. Gallagher & Co.	125,576
8,000	Aspen Insurance Holdings, Ltd.	205,840
7,400	Brown & Brown, Inc.	189,884
17,800	HCC Insurance Holdings, Inc.	560,700
4,400	Navigators Group, Inc. (The)(a)	206,800

		1,729,202

MATERIALS - 5.8%
5,900	Aptargroup, Inc.	308,806
27,800	Commercial Metals Co.	398,930
3,800	Compass Minerals International, Inc.	327,066
21,700	Packaging Corp. of America	607,383
19,000	Sensient Technologies Corp.	704,330
5,100	Silgan Holdings, Inc.	208,947

		2,555,462

MEDIA - 3.1%
15,000	Arbitron, Inc.	619,950
10,100	John Wiley & Sons, Inc., Class A	525,301
3,700	Morningstar, Inc.	224,886

		1,370,137

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.5%
1,900	Bio-Rad Laboratories, Inc.(a)	226,784
28,500	Bruker Corp.(a)	580,260
4,000	Cubist Pharmaceuticals, Inc.(a)	143,960
5,100	Genomic Health, Inc.(a)	142,341
14,300	ICON PLC, ADR(a)	336,908
7,647	Luminex Corp.(a)	159,822
8,800	Myriad Genetics, Inc.(a)	199,848
1,900	Techne Corp.	158,403

		1,948,326

REAL ESTATE - 4.5%
24,700	BioMed Realty Trust, Inc., REIT	475,228
8,800	Coresite Realty Corp., REIT	144,320
9,500	Digital Realty Trust, Inc., REIT	586,910
11,700	Healthcare Realty Trust, Inc., REIT	241,371
20,600	Omega Healthcare Investors, Inc., REIT	432,806
6,500	Sabra Healthcare REIT, Inc., REIT	108,615

		1,989,250

RETAILING - 3.9%
12,500	Aaron’s, Inc.(a)	353,250
14,700	Aeropostale, Inc.(a)	257,250
9,400	American Eagle Outfitters, Inc.	119,850
5,000	Buckle, Inc. (The)	213,500
29,700	LKQ Corp.(a)	774,873

		1,718,723

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
1,000	Hittite Microwave Corp.(a)	61,910
22,600	Microsemi Corp.(a)	463,300
27,900	Rudolph Technologies, Inc.(a)	298,809
12,600	Semtech Corp.(a)	344,484

		1,168,503

SOFTWARE & SERVICES - 12.1%
7,900	ACI Worldwide, Inc.(a)	266,783
18,200	Blackbaud, Inc.	504,504
6,300	Blackboard, Inc.(a)	273,357
8,000	Bottomline Technologies, Inc.(a)	197,680
10,200	Cardtronics, Inc.(a)	239,190
7,300	comScore, Inc.(a)	189,070
3,800	Concur Technologies, Inc.(a)	190,266
5,900	Constant Contact, Inc.(a)	149,742
6,900	Ebix, Inc.(a)	131,445
30,900	Global Cash Access Holdings, Inc.(a)	98,262
5,100	Jack Henry & Associates, Inc.	153,051
2,300	LogMeIn, Inc.(a)	88,711
12,200	MICROS Systems, Inc.(a)	606,462
7,300	NeuStar, Inc., Class A(a)	191,260
4,700	NICE Systems, Ltd., ADR(a)	170,892
23,000	Parametric Technology Corp.(a)	527,390
5,800	Progress Software Corp.(a)	139,954
1,500	QLIK Technologies, Inc.(a)	51,090
10,200	SolarWinds, Inc.(a)	266,628
2,100	Solera Holdings, Inc.	124,236
18,900	SS&C Technologies Holdings, Inc.(a)	375,543
2,900	Ultimate Software Group, Inc.(a)	157,847
3,400	Wright Express Corp.(a)	177,038

		5,270,401

TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
9,900	Elster Group SE, ADR(a)	162,162
3,700	FARO Technologies, Inc.(a)	162,060
3,400	Measurement Specialties, Inc.(a)	121,380
3,655	National Instruments Corp.	108,517
7,600	Zebra Technologies Corp., Class A(a)	320,492

		874,611

TRANSPORTATION - 3.8%
12,400	Genesee & Wyoming, Inc., Class A(a)	727,136
5,100	Landstar System, Inc.	237,048
16,500	Old Dominion Freight Line, Inc.(a)	615,450
4,464	UTi Worldwide, Inc.	87,896

		1,667,530

UTILITIES - 1.1%
11,900	IDACORP, Inc.	470,050

	Total Common Stock (Cost $36,587,356)	43,066,913

See accompanying Notes to Investment Portfolios | 7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Small-Cap Equity Fund

Shares		Value ($)
Other Investments - 0.0%
7,489	GEI Investment Fund	7,564

	Total Other Investments (Cost $7,489)	7,564

Registered Investment Company - 2.3%
999,911	Federated Prime Obligations Fund	999,911

	Total Registered Investment Company (Cost $999,911)	999,911

Total Investments - 100.8% (Cost $37,594,756)		44,074,388

Liabilities in Excess of Other Assets - (0.8)%		(359,024)

Net Assets - 100.0%		43,715,364

(a)	Non-income producing security.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
8 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2011	Highland Global Equity Fund

Shares		Value ($)
Common Stock - 94.2%
AUSTRALIA - 0.8%
23,326	Brambles, Ltd.	180,303
26,186	Paladin Energy, Ltd.(a)	70,647

		250,950

BRAZIL - 2.5%
28,617	Banco Santander Brasil SA	331,736
13,363	Petroleo Brasileiro SA, ADR	409,977

		741,713

CANADA - 4.1%
15,071	CAE, Inc.	203,164
6,222	Potash Corp. of Saskatchewan, Inc.	354,592
17,692	Suncor Energy, Inc.	691,757

		1,249,513

CHINA - 3.3%
4,589	Baidu, Inc., ADR(a)	643,057
53,762	Sinopharm Group Co., Class H	180,675
51,534	Zhuzhou CSR Times Electric Co., Ltd., Class H	173,850

		997,582

FRANCE - 5.7%
3,219	Accor SA	143,908
7,401	Alstom SA	456,252
6,167	BNP Paribas SA	475,939
5,176	Eutelsat Communications SA	232,636
1,033	LVMH Moet Hennessy Louis Vuitton SA	185,863
5,006	Safran SA	213,746

		1,708,344

GERMANY - 7.9%
2,399	Adidas AG	190,256
3,561	Bayer AG	286,231
2,699	Beiersdorf AG	175,112
1,921	Daimler AG	144,549
4,417	Deutsche Boerse AG	335,567
4,679	Fresenius SE & Co. KGaA	488,299
2,161	Kabel Deutschland Holding AG(a)	132,844
4,021	SAP AG	243,395
2,776	Siemens AG	381,145

		2,377,398

HONG KONG - 1.0%
89,891	AIA Group, Ltd.(a)	311,333

INDIA - 1.3%
4,195	ICICI Bank, Ltd., ADR	206,813
78,245	Power Grid Corp. of India, Ltd.	191,663

		398,476

ITALY - 1.3%
11,933	Fiat Industrial SpA(a)	153,979
7,267	Luxottica Group SpA	233,056

		387,035

JAPAN - 7.5%
2,000	FANUC Corp.	331,352
150	Jupiter Telecommunications Co., Ltd.	167,162
45,000	Kubota Corp.	395,059
13,100	Nabtesco Corp.	314,361
9,000	NGK Insulators, Ltd.	166,270
7,800	Softbank Corp.	292,645
14,000	Suzuki Motor Corp.	312,902
26,000	Toray Industries, Inc.	190,589
2,100	Toyota Motor Corp.	85,810

		2,256,150

MAYLASIA - 0.6%
51,000	Genting Bhd	189,508

MEXICO - 0.7%
4,130	America Movil SAB de CV, Class L, ADR	222,524

NETHERLANDS - 0.5%
13,059	ING Groep NV(a)	160,726

RUSSIA - 0.5%
8,495	Mobile Telesystems OJSC, ADR	161,575

SOUTH AFRICA - 1.3%
11,280	MTN Group, Ltd.	239,444
2,422	Naspers, Ltd., Class N	136,463

		375,907

SPAIN - 2.1%
26,032	Banco Santander SA	300,542
14,077	Telefonica SA	344,103

		644,645

SWEDEN - 1.0%
8,827	Hexagon AB, Class B	217,945
4,721	Swedbank AB, Class A	79,531

		297,476

SWITZERLAND - 2.9%
11,974	Nestle SA	743,042
2,358	Novartis AG	144,224

		887,266

UNITED KINGDOM - 7.5%
55,526	Aegis Group PLC	142,630
15,113	BG Group PLC	343,080
9,782	BHP Billiton PLC	385,074
11,620	Cookson Group PLC	125,457
17,029	Diageo PLC	348,027
25,462	HSBC Holdings PLC	252,789
8,514	Royal Dutch Shell PLC, Class A	302,180
10,981	Standard Chartered PLC	288,770
3,451	Vodafone Group PLC, ADR	92,211

		2,280,218

UNITED STATES - 41.7%
16,095	AES Corp. (The)(a)	205,050
5,479	Allegheny Technologies, Inc.	347,752
1,164	Amazon.com, Inc.(a)	238,026
13,097	American Tower Corp., Class A(a)	684,973
1,058	Apple, Inc.(a)	355,139
5,027	Archer-Daniels-Midland Co.	151,564
3,297	Avon Products, Inc.	92,316
29,955	Bank of America Corp.(b)	328,307
665	CME Group, Inc.	193,907
3,221	Cooper Industries PLC	192,197
6,640	Covidien PLC	353,447
2,499	Cummins, Inc.	258,622
2,750	Deere & Co.	226,738
See accompanying Notes to Investment Portfolios | 9

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Global Equity Fund

Shares		Value ($)
Common Stock — (continued)
UNITED STATES — (continued)
4,717	Discovery Communications, Inc., Class C(a)	172,406
2,761	eBay, Inc.(a)	89,097
3,971	Equinix, Inc.(a)	401,150
7,104	Express Scripts, Inc.(a)	383,474
5,409	Freeport-McMoRan Copper & Gold, Inc.	286,136
3,863	Hartford Financial Services Group, Inc.	101,867
1,702	Hess Corp.	127,242
5,712	Hospira, Inc.(a)	323,642
17,605	Invesco, Ltd.	411,957
3,576	ITC Holdings Corp.	256,650
2,296	Johnson & Johnson	152,730
16,972	JPMorgan Chase & Co.	694,834
2,397	Juniper Networks, Inc.(a)	75,506
3,372	Kirby Corp.(a)	191,091
8,507	Kraft Foods, Inc., Class A	299,702
1,050	Liberty Media Corp. — Capital, Class A(a)	90,038
2,734	Molycorp, Inc.(a)	166,938
8,117	Monsanto Co.	588,807
8,633	NII Holdings, Inc.(a)	365,867
2,841	NuVasive, Inc.(a)	93,412
5,033	Oracle Corp.	165,636
2,600	Peabody Energy Corp.	153,166
1,393	PepsiCo, Inc.	98,109
8,850	PerkinElmer, Inc.	238,154
4,399	Praxair, Inc.	476,808
14,121	Qualcomm, Inc.	801,932
1,519	Rockwell Collins, Inc.	93,707
9,709	Schlumberger, Ltd.	838,858
2,125	Target Corp.	99,684
15,172	Tenet Healthcare Corp.(a)	94,673
763	Union Pacific Corp.	79,657
2,252	Visa, Inc., Class A	189,754
1,346	Wabtec Corp.	88,459
5,456	Yum! Brands, Inc.(a)	301,389

		12,620,570

	Total Common Stock (Cost $24,173,168)	28,518,909

Other Investments - 0.9%
3,151	Financial Select Sector SPDR Fund, ETF	48,305
23,481	GEI Investment Fund(c)	23,716
5,193	Industrial Select Sector SPDR Fund, ETF	193,387

	Total Other Investments (Cost $232,630)	265,408

Registered Investment Company - 4.5%
1,351,665	Federated Prime Obligations Fund	1,351,665

	Total Registered Investment Company (Cost $1,351,665)	1,351,665

Total Investments - 99.6% (Cost $25,757,463)		30,135,982

Other Assets & Liabilities, Net - 0.4%		128,640

Net Assets - 100.0%		30,264,622

(a)	Non-income producing security.

(b)	At June 30, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.
ADR    American Depositary Receipt
ETF    Exchange Traded Fund
SPDR Standard & Poor’s Depositary Receipt
The Fund had the following futures contracts open at June 30, 2011:

		Number
	Expiration	of	Notional	Unrealized
Description	Date	Contracts	Value	Appreciation
Long Futures:
DJ Euro Stoxx 50 Index Future	September 2011	2	82,583	$3,335
FTSE 100 Index Futures	September 2011	2	189,523	5,571
S&P 500 Emini Index Futures	September 2011	6	394,650	10,050

				$18,956

10 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Global Equity Fund

Percentage (based
Industry	on total investments)
Capital Goods	13.2%
Energy	9.7%
Materials	9.3%
Telecommunication Services	8.0%
Diversified Financials	7.1%
Banks	6.4%
Software & Services	5.7%
Food, Beverage & Tobacco	5.4%
Health Care Equipment & Services	5.3%
Technology Hardware & Equipment	4.1%
Pharmaceuticals, Biotechnology & Life Sciences	3.8%
Media	3.6%
Utilities	2.2%
Consumer Services	2.1%
Consumer Durables & Apparel	2.0%
Automobiles & Components	1.8%
Insurance	1.4%
Retailing	1.1%
Transportation	0.9%
Household & Personal Products	0.9%
Commercial & Professional Services	0.6%

94.6%

Percentage (based
Other Instruments	on total investments)
Other Investments	0.9%
Registered Investment Company	4.5%

5.4%

100.0%

See accompanying Notes to Investment Portfolios | 11

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2011	Highland International Equity Fund

Shares		Value ($)
Common Stock - 95.1%
AUSTRALIA - 1.8%
18,832	Brambles, Ltd.	145,566
91,182	Lynas Corp., Ltd.(a)	193,286
20,058	Paladin Energy, Ltd.(a)	54,114

		392,966

BRAZIL - 2.4%
7,300	Banco Santander Brasil SA	84,623
7,434	Petroleo Brasileiro SA, ADR	228,075
7,145	Vale SA, ADR	206,919

		519,617

CANADA - 4.3%
3,940	Canadian Natural Resources, Ltd.	165,055
8,770	Kinross Gold Corp.	138,397
7,000	Potash Corp. of Saskatchewan, Inc.	399,503
6,029	Suncor Energy, Inc.	236,137

		939,092

CHINA - 1.6%
1,638	Baidu, Inc., ADR(a)	229,533
240,998	Bank of China, Ltd., Class H	117,382

		346,915

DENMARK - 0.6%
14	AP Moller — Maersk AS, Class B	120,717

FRANCE - 11.7%
1,681	Accor SA	75,151
15,646	AXA SA	355,462
7,854	BNP Paribas SA	606,133
3,459	Cap Gemini SA	202,606
3,893	Cie Generale d’Optique Essilor International SA	315,682
8,376	Safran SA	357,637
846	Schneider Electric SA	141,301
2,578	Total SA	149,059
5,468	Veolia Environnement SA	154,195
2,896	Vinci SA	185,459

		2,542,685

GERMANY - 11.4%
2,307	Adidas AG	182,960
2,533	Bayer AG	203,601
1,863	Daimler AG	140,185
2,153	Deutsche Boerse AG	163,567
2,471	Fresenius SE & Co. KGaA	257,873
2,664	Linde AG	466,962
4,447	Metro AG	269,439
3,022	SAP AG	182,924
3,305	Siemens AG	453,777
3,139	ThyssenKrupp AG	163,087

		2,484,375

HONG KONG - 3.0%
60,134	AIA Group, Ltd.(a)	208,271
35,068	Esprit Holdings, Ltd.	109,063
19,858	Hutchison Whampoa, Ltd.	214,371
17,578	Wharf Holdings, Ltd.	122,100

		653,805

INDIA - 1.7%
6,170	ICICI Bank, Ltd.	151,088
3,982	Larsen & Toubro, Ltd.(a)	162,456
27,334	Power Grid Corp. of India, Ltd.	66,955

		380,499

ITALY - 1.5%
3,038	ENI SpA	71,839
123,168	UniCredit SpA	260,718

		332,557

JAPAN - 12.2%
30,910	Bank of Yokohama, Ltd. (The)	153,478
5,000	Daikin Industries, Ltd.	175,706
1,500	FANUC Corp.	248,514
10,000	Mitsubishi Corp.	247,647
2,982	Mitsubishi Estate Co., Ltd.	51,915
28,129	Nomura Holdings, Inc.	137,928
1,100	SMC Corp.	196,682
7,300	Softbank Corp.	273,886
10,100	Sony Financial Holdings, Inc.	181,215
8,000	Sumitomo Realty & Development
	Co., Ltd.	177,216
16,000	Suzuki Motor Corp.	357,603
4,024	Toyota Motor Corp.	164,428
6,400	Unicharm Corp.	278,158

		2,644,376

MEXICO - 0.7%
3,028	America Movil SAB de CV, Class L, ADR	163,149

NETHERLANDS - 3.8%
6,021	European Aeronautic Defence and
	Space Co. NV	201,477
15,614	ING Groep NV(a)	192,173
4,914	Koninklijke Ahold NV	66,016
10,157	Koninklijke Philips Electronics NV	260,798
3,442	Unilever NV	112,821

		833,285

RUSSIA - 0.4%
4,160	Mobile Telesystems OJSC, ADR	79,123

SINGAPORE - 1.1%
14,305	United Overseas Bank, Ltd.	229,327

SOUTH AFRICA - 0.5%
5,349	MTN Group, Ltd.	113,545

SOUTH KOREA - 1.9%
390	Hyundai Motor Co.	86,573
420	Samsung Electronics Co., Ltd.	324,938

		411,511

SPAIN - 2.3%
25,581	Banco Santander SA	295,335
8,646	Telefonica SA	211,346

		506,681

SWEDEN - 1.0%
687	Hexagon AB, Class B	16,963
13,401	Telefonaktiebolaget LM Ericsson, Class B	193,686

		210,649

SWITZERLAND - 7.2%
6,051	Credit Suisse Group AG	234,997
8,308	Nestle SA	515,550
12 | See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland International Equity Fund

Shares		Value ($)
Common Stock — (continued)
SWITZERLAND — (continued)
5,849	Novartis AG	357,748
953	Syngenta AG	321,213
532	Zurich Financial Services AG	134,327

		1,563,835

TAIWAN - 2.5%
50,000	Delta Electronics, Inc.	183,648
1,959	Taiwan Semiconductor
	Manufacturing Co., Ltd., ADR	24,703
132,037	Taiwan Semiconductor
	Manufacturing Co., Ltd.	331,891

		540,242

UNITED KINGDOM - 21.5%
2,005	Aggreko PLC	62,093
5,428	Autonomy Corp. PLC(a)	148,754
8,946	BG Group PLC	203,083
11,856	BHP Billiton PLC	466,718
8,110	Capita Group PLC (The)	93,159
13,878	Diageo PLC	283,624
12,286	G4S PLC	55,189
4,450	G4S PLC	20,197
52,434	HSBC Holdings PLC	520,575
20,295	International Consolidated Airlines Group(a)	82,662
232,421	Lloyds Banking Group PLC(a)	182,838
29,950	National Grid PLC	294,509
28,743	Prudential PLC	332,246
5,606	Reckitt Benckiser Group PLC	309,605
8,028	Rio Tinto PLC	578,759
15,933	Royal Dutch Shell PLC, Class A	567,355
25,857	Tesco PLC	166,878
116,072	Vodafone Group PLC	308,032

		4,676,276

	Total Common Stock (Cost $17,751,449)	20,685,227

Preferred Stock - 1.7%
GERMANY - 1.7%
1,798	Volkswagen AG	371,080

	Total Preferred Stock (Cost $213,612)	371,080

Other Investments - 0.1%
14,223	GEI Investment Fund(b)	14,365

	Total Other Investments (Cost $14,223)	14,365

Registered Investment
Company - 0.9%
198,751	Federated Prime Obligations Fund .	198,751

	Total Registered Investment Company (Cost $198,751)	198,751

Total Investments - 97.8% (Cost $18,178,035)		21,269,423

Other Assets & Liabilities, Net - 2.2%		472,842

Net Assets - 100.0%		21,742,265

(a)	Non-income producing security.

(b)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
The Fund had the following futures contracts open at June 30, 2011:

		Number
	Expiration	of	Notional	Unrealized
Description	Date	Contracts	Value	Appreciation
Long Futures:
DJ Euro Stoxx 50 Index Future	September 2011	4	$165,166	$6,645
FTSE 100 Index Futures	September 2011	1	94,762	2,781
TOPIX Index Futures	September 2011	1	105,188	5,480

				$14,906

Percentage (based
Industry	on total investments)
Materials	13.8%
Capital Goods	13.5%
Banks	12.2%
Energy	7.9%
Insurance	5.7%
Telecommunication Services	5.4%
Automobiles & Components	5.3%
Food, Beverage & Tobacco	4.3%
Software & Services	3.6%
Diversified Financials	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Household & Personal Products	2.8%
Health Care Equipment & Services	2.7%
Pharmaceuticals, Biotechnology & Life Sciences	2.6%
Utilities	2.4%
Food & Staples Retailing	2.4%
Technology Hardware & Equipment	1.8%
Commercial & Professional Services	1.8%
Real Estate	1.6%
Transportation	0.9%
Consumer Durables & Apparel	0.9%
Retailing	0.5%
Consumer Services	0.3%

99.0%

Percentage (based
Other Investments	on total investments)
Other Investments	0.1%
Registered Investment Company	0.9%

1.0%

100.0%

See accompanying Notes to Financial Statements | 13

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2011	Highland Total Return Fund

Shares		Value ($)
Domestic Equity - 36.6%
COMMON STOCK - 36.6%
BANKS - 0.6%
2,087	BankUnited, Inc.	55,389
2,968	Comerica, Inc.	102,604
10,368	People’s United Financial, Inc.	139,346
2,771	US Bancorp	70,688
8,960	Wells Fargo & Co.	251,417
2,862	Zions Bancorporation	68,717

		688,161

CAPITAL GOODS - 2.1%
1,476	Alliant Techsystems, Inc.	105,283
4,717	Cooper Industries PLC	281,464
722	Cummins, Inc.	74,720
2,303	Deere & Co.	189,882
2,567	Eaton Corp.	132,072
1,919	Emerson Electric Co.	107,944
412	General Dynamics Corp.	30,702
6,164	Harsco Corp.	200,946
6,806	Hexcel Corp.(a)	148,983
8,108	Honeywell International, Inc.	483,156
1,831	MSC Industrial Direct Co., Class A .	121,414
4,898	Quanta Services, Inc.(a)	98,940
3,344	Rockwell Collins, Inc.	206,292
826	United Technologies Corp.	73,109

		2,254,907

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
10,787	Corrections Corp. of America(a)	233,539
1,489	FTI Consulting, Inc.(a)	56,493
1,690	IHS, Inc., Class A(a)	140,980
4,534	Nielsen Holdings NV(a)	141,279

		572,291

CONSUMER DURABLES & APPAREL - 0.3%
2,991	Coach, Inc.	191,215
2,997	MDC Holdings, Inc.	73,846

		265,061

CONSUMER SERVICES - 0.5%
2,613	Arcos Dorados Holdings, Inc.	55,108
2,349	Carnival Corp.	88,393
252	HomeAway, Inc.(a)	9,752
1,948	McDonald’s Corp.	164,255
3,304	Penn National Gaming, Inc.(a)	133,283
2,815	Royal Caribbean Cruises, Ltd.(a)	105,957

		556,748

DIVERSIFIED FINANCIALS - 3.2%
1,719	Affiliated Managers Group, Inc.(a)	174,393
4,714	American Express Co.	243,714
5,056	Ameriprise Financial, Inc.	291,630
18,530	Bank of America Corp.	203,088
2,648	CBOE Holdings, Inc.	65,141
1,897	Citigroup, Inc.	78,991
1,000	CME Group, Inc.	291,590
412	Discover Financial Services	11,021
2,225	Goldman Sachs Group, Inc. (The)	296,125
13,588	Invesco, Ltd.	317,959
17,103	JPMorgan Chase & Co.	700,196
4,400	Morgan Stanley	101,244
1,770	MSCI, Inc., Class A(a)	66,694
12,642	State Street Corp.	570,028

		3,411,814

ENERGY - 4.7%
3,903	Apache Corp.	481,591
5,186	Chevron Corp.	533,328
2,420	ConocoPhillips	181,960
824	Devon Energy Corp.	64,939
2,657	Dresser-Rand Group, Inc.(a)	142,814
12,381	El Paso Corp.	250,096
5,055	Exxon Mobil Corp.	411,376
3,298	Halliburton Co.	168,198
2,267	Marathon Oil Corp.	119,426
3,378	McDermott International, Inc.(a)	66,918
1,031	National Oilwell Varco, Inc.	80,635
2,621	Noble Corp.	103,294
1,653	Occidental Petroleum Corp.	171,979
5,377	Peabody Energy Corp.	316,759
4,607	Petrohawk Energy Corp.(a)	113,655
1,219	Pioneer Natural Resources Co.	109,186
5,060	Quicksilver Resources, Inc.(a)	74,686
9,280	Schlumberger, Ltd.	801,792
3,505	Southwestern Energy Co.(a)	150,295
4,457	Spectra Energy Corp.	122,166
8,144	Suncor Energy, Inc.	318,431
1,091	Ultra Petroleum Corp.(a)	49,968
5,167	Weatherford International, Ltd.(a)	96,881

		4,930,373

FOOD & STAPLES RETAILING - 0.2%
2,267	CVS Caremark Corp.	85,194
1,623	Sysco Corp.	50,605
1,202	Wal-Mart Stores, Inc.	63,874

		199,673

FOOD, BEVERAGE & TOBACCO - 1.9%
4,947	Archer-Daniels-Midland Co.	149,152
3,455	Coca-Cola Enterprises, Inc.	100,817
3,298	ConAgra Foods, Inc.	85,121
1,122	Kellogg Co.	62,069
13,997	Kraft Foods, Inc., Class A	493,114
1,857	McCormick & Co., Inc.	92,052
1,299	Mead Johnson Nutrition Co.	87,747
11,909	PepsiCo, Inc.	838,751
1,853	Philip Morris International, Inc.	123,725

		2,032,548

HEALTH CARE EQUIPMENT & SERVICES - 1.7%
1,278	Cardinal Health, Inc.	58,047
3,308	Catalyst Health Solutions, Inc.(a)	184,653
10,655	Covidien PLC	567,165
6,228	Express Scripts, Inc.(a)	336,187
902	Gen-Probe, Inc.(a)	62,373
2,886	HCA Holdings, Inc.(a)	95,238
4,611	Masimo Corp.	136,854
4,654	MedAssets, Inc.(a)	62,177
5,235	Omnicare, Inc.	166,944
3,455	ResMed, Inc.(a)	106,932

		1,776,570

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
2,648	Avon Products, Inc.	74,144
3,713	Clorox Co.	250,405
14 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund

Shares		Value ($)
Domestic Equity — (continued)
COMMON STOCK — (continued)
HOUSEHOLD & PERSONAL PRODUCTS — (continued)
1,169	Kimberly-Clark Corp.	77,809
5,305	Procter & Gamble Co. (The)	337,239

		739,597

INSURANCE - 1.7%
7,606	ACE, Ltd.	500,627
2,473	Chubb Corp.	154,835
3,133	Hartford Financial Services Group, Inc.	82,617
6,820	HCC Insurance Holdings, Inc.	214,830
5,231	MetLife, Inc.	229,484
1,935	PartnerRe, Ltd.	133,225
5,033	Prudential Financial, Inc.	320,048
618	RenaissanceRe Holdings, Ltd.	43,229
1,269	Travelers Cos., Inc. (The)	74,084

		1,752,979

MATERIALS - 1.9%
384	Albemarle Corp.	26,573
8,724	Allegheny Technologies, Inc.	553,712
252	Cliffs Natural Resources, Inc.	23,297
1,184	Cytec Industries, Inc.	67,713
1,106	EI du Pont de Nemours & Co.	59,779
2,981	Freeport-McMoRan Copper & Gold, Inc.	157,695
1,842	Intrepid Potash, Inc.(a)	59,865
820	Molycorp, Inc.(a)	50,069
4,856	Monsanto Co.	352,255
481	Mosaic Co. (The)	32,578
3,475	Nalco Holding Co.	96,640
3,753	Praxair, Inc.	406,787
2,833	Steel Dynamics, Inc.	46,036
2,460	Stillwater Mining Co.(a)	54,145

		1,987,144

MEDIA - 1.7%
4,045	DIRECTV, Class A(a)	205,567
839	Discovery Communications, Inc., Class A(a)	34,365
1,406	Discovery Communications, Inc., Class C(a)	51,389
4,239	Liberty Global, Inc., Class C(a)	181,005
848	Liberty Media Corp. - Capital, Class A(a)	72,716
12,320	News Corp., Class A	218,064
10,577	Omnicom Group, Inc.	509,389
5,403	Sirius XM Radio, Inc.(a)	11,833
11,425	Time Warner, Inc.	415,528
3,504	Walt Disney Co. (The)	136,796

		1,836,652

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.6%
797	Abbott Laboratories	41,938
2,276	Alexion Pharmaceuticals, Inc.(a)	107,040
6,259	Amgen, Inc.(a)	365,212
9,080	Bristol-Myers Squibb Co.	262,956
2,113	Covance, Inc.(a)	125,449
13,096	Gilead Sciences, Inc.(a)	542,306
4,100	Hospira, Inc.(a)	232,306
3,255	Human Genome Sciences, Inc.(a)	79,878
2,509	Illumina, Inc.(a)	188,551
3,277	Incyte Corp., Ltd.(a)	62,066
6,858	Johnson & Johnson	456,194
2,438	Merck & Co., Inc.	86,037
902	Mettler-Toledo International, Inc.(a)	152,140
2,238	PerkinElmer, Inc.	60,224
27,652	Pfizer, Inc.	569,631
5,247	Thermo Fisher Scientific, Inc.(a)	337,855
2,766	Vertex Pharmaceuticals, Inc.(a)	143,804

		3,813,587

REAL ESTATE - 0.5%
8,575	CB Richard Ellis Group, Inc., Class A(a)	215,318
4,087	Douglas Emmett, Inc. REIT	81,290
915	Health Care REIT, Inc. REIT	47,973
443	Public Storage REIT	50,506
459	Rayonier, Inc. REIT	29,996
854	SL Green Realty Corp. REIT	70,771

		495,854

RETAILING - 1.3%
289	Amazon.com, Inc.(a)	59,098
2,870	Bed Bath & Beyond, Inc.(a)	167,522
1,080	Dick’s Sporting Goods, Inc.(a)	41,526
958	Genuine Parts Co.	52,115
2,066	Home Depot, Inc.	74,831
13,518	Lowe’s Cos., Inc.	315,104
3,504	Macy’s, Inc.	102,457
2,235	O’Reilly Automotive, Inc.(a)	146,415
2,970	Staples, Inc.	46,926
6,985	Target Corp.	327,667
2,776	Urban Outfitters, Inc.(a)	78,144

		1,411,805

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
2,638	Applied Materials, Inc.	34,320
1,315	Cree, Inc.(a)	44,171
2,347	Hittite Microwave Corp.(a)	145,303
11,820	Intel Corp.	261,931
2,174	KLA-Tencor Corp.	88,004
7,174	Marvell Tech. Group, Ltd.(a)	105,924
3,350	Microchip Technology, Inc.	126,999
7,458	Texas Instruments, Inc.	244,846

		1,051,498

SOFTWARE & SERVICES - 3.6%
11,057	Activision Blizzard, Inc.	129,146
886	Automatic Data Processing, Inc.	46,674
1,266	Blackboard, Inc.(a)	54,932
2,123	Citrix Systems, Inc.(a)	169,840
2,747	Equinix, Inc.(a)	277,502
622	Google, Inc., Class A(a)	314,968
4,031	International Business Machines Corp.	691,518
1,295	MercadoLibre, Inc.	102,745
24,523	Microsoft Corp.	637,598
5,713	Monster Worldwide, Inc.(a)	83,753
10,227	Oracle Corp.	336,571
See accompanying Notes to Investment Portfolios | 15

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund

Shares		Value ($)
Domestic Equity — (continued)
COMMON STOCK — (continued)
SOFTWARE & SERVICES — (continued)
3,925	Rovi Corp.(a)	225,138
942	Successfactors, Inc.(a)	27,695
3,004	Visa, Inc., Class A	253,117
20,396	Western Union Co. (The)	408,532
48	Yandex N.V.(a)	1,704

		3,761,433

TECHNOLOGY HARDWARE & EQUIPMENT - 1.9%
1,804	Apple, Inc.(a)	605,549
3,584	China Security & Surveillance
	Technology, Inc.(a)	18,995
21,763	Cisco Systems, Inc.	339,720
5,200	Corning, Inc.	94,380
2,800	Hewlett-Packard Co.	101,920
4,000	Juniper Networks, Inc.(a)	126,000
11,160	Qualcomm, Inc.	633,776
4,318	Synaptics, Inc.(a)	111,145

		2,031,485

TELECOMMUNICATION SERVICES - 1.3%
5,908	American Tower Corp., Class A(a)	308,989
10,496	AT&T, Inc.	329,679
9,596	NII Holdings, Inc.(a)	406,678
7,072	Verizon Communications, Inc.	263,291
2,245	Windstream Corp.	29,095

		1,337,732

TRANSPORTATION - 0.3%
1,484	FedEx Corp.	140,757
1,362	Union Pacific Corp.	142,193
215	United Parcel Service, Inc., Class B	15,680
2,615	UTi Worldwide, Inc.	51,489

		350,119

UTILITIES - 1.4%
23,073	AES Corp. (The)(a)	293,950
1,299	American Water Works Co., Inc.	38,256
6,981	Calpine Corp.(a)	112,604
6,735	Dominion Resources, Inc.	325,098
783	FirstEnergy Corp.	34,569
4,067	ITC Holdings Corp.	291,888
3,637	NextEra Energy, Inc.	208,982
2,745	Southern Co.	110,843
1,400	Xcel Energy, Inc.	34,020

		1,450,210

	Total Domestic Equity (Cost $33,329,653)	38,708,241

Foreign Equity - 26.2%
COMMON STOCK - 25.3%
AUTOMOBILES & COMPONENTS - 0.8%
1,944	Daimler AG	146,280
4,797	Exide Industries, Ltd.	17,347
689	Hyundai Motor Co.	152,946
320	Kia Motors Corp.	21,670
964	Mahindra & Mahindra, Ltd.	15,136
17,000	Suzuki Motor Corp.	379,953
4,206	Toyota Motor Corp.	171,865

		905,197

BANKS - 2.9%
1,331	Axis Bank, Ltd.	38,396
8,617	Banco Santander Brasil SA	99,890
26,693	Banco Santander SA	308,173
391,998	Bank of China, Ltd., Class H	190,930
31,858	Bank of Yokohama, Ltd. (The)	158,185
65,500	Bank Rakyat Indonesia Persero Tbk PT	49,647
8,194	BNP Paribas SA	632,373
5,665	Grupo Financiero Banorte SAB de CV, Class O	25,680
54,701	HSBC Holdings PLC	543,076
8,136	ICICI Bank, Ltd.	199,230
11,000	Kasikornbank PCL	44,752
361	KB Financial Group, Inc.	17,075
242,502	Lloyds Banking Group PLC(a)	190,769
20,557	Metropolitan Bank & Trust	33,206
1,945	Standard Bank Group, Ltd.	28,683
128,507	UniCredit SpA	272,020
14,000	United Overseas Bank, Ltd.	224,438
3,718	VTB Bank OJSC GDR	22,921

		3,079,444

CAPITAL GOODS - 3.4%
1,564	Barloworld, Ltd.	15,896
10,653	CAE, Inc.	143,607
51,151	China State Construction
	International Holdings, Ltd.	51,800
67,000	Chongqing Machinery & Electric Co., Ltd., Class H	21,526
5,000	Daikin Industries, Ltd.	175,706
6,000	Dongfang Electric Corp, Ltd.	22,246
471	Doosan Heavy Industries and Construction Co., Ltd.	24,925
6,282	European Aeronautic Defence and Space Co. NV	210,211
1,600	FANUC Corp.	265,082
22,295	First Tractor Co., Ltd., Class H	27,735
717	Hexagon AB, Class B	17,703
20,718	Hutchison Whampoa, Ltd.	223,655
10,597	Koninklijke Philips Electronics NV	272,096
4,725	Larsen & Toubro, Ltd.(a)	192,768
11,000	Mitsubishi Corp.	272,412
8,738	Safran SA	373,094
58,022	Sany Heavy Equipment International Holdings Co., Ltd.	66,214
883	Schneider Electric SA	147,480
3,448	Siemens AG	473,411
806	Siemens AG ADR	110,849
1,100	SMC Corp.	196,682
12,000	United Tractors Tbk PT	34,843
3,021	Vinci SA	193,463
10,552	Zhuzhou CSR Times Electric Co., Ltd., Class H	35,597

		3,569,001

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,090	Aggreko PLC	64,725
16 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund

Shares		Value ($)
Foreign Equity — (continued)
COMMON STOCK — (continued)
COMMERCIAL & PROFESSIONAL SERVICES — (continued)
19,643	Brambles, Ltd.	151,834
8,463	Capita Group PLC (The)	97,214
12,830	G4S PLC	57,633
4,643	G4S PLC	21,073

		392,479

CONSUMER DURABLES & APPAREL - 0.3%
2,407	Adidas AG	190,891
102,357	China Dongxiang Group Co.	32,491
11,537	Ports Design, Ltd.	27,281
18,000	Techtronic Industries Co.	21,490

		272,153

CONSUMER SERVICES - 0.1%
1,753	Accor SA	78,369
12,200	Genting Bhd	45,333
47,600	Minor International PCL	15,957

		139,659

DIVERSIFIED FINANCIALS - 0.7%
6,314	Credit Suisse Group AG	245,211
2,247	Deutsche Boerse AG	170,709
12,009	Egyptian Financial Group-Hermes Holding	40,442
16,287	ING Groep NV(a)	200,456
29,421	Nomura Holdings, Inc.	144,263

		801,081

ENERGY - 2.5%
87,047	Adaro Energy Tbk PT	24,869
41,806	Afren PLC(a)	105,979
9,334	BG Group PLC	211,891
4,111	Canadian Natural Resources, Ltd.	172,218
813	Cenovus Energy, Inc.	30,663
12,000	China Oilfield Services, Ltd., Class H	21,837
52,000	China Petroleum & Chemical Corp., Class H	52,326
1,523	Cie Generale de Geophysique — Veritas(a)	56,086
16,000	CNOOC, Ltd.	37,341
3,169	ENI SpA	74,937
4,182	Gasfrac Energy Services, Inc.(a)	38,132
5,293	Gazprom OAO ADR	77,013
1,129	Lukoil OAO ADR	71,974
1,248	New World Resources PLC	18,333
728	Pacific Rubiales Energy Corp.	19,499
20,943	Paladin Energy, Ltd.(a)	56,502
13,066	Petroleo Brasileiro SA ADR	400,865
600	Reliance Industries, Ltd.	12,060
654	Reliance Industries, Ltd. GDR(b)	26,290
19,108	Royal Dutch Shell PLC, Class A	680,413
8,034	Suncor Energy, Inc.	314,667
2,689	Total SA	155,477

		2,659,372

FOOD & STAPLES RETAILING - 0.6%
746	Bizim Toptan Satis Magazalari AS	11,943
5,128	Koninklijke Ahold NV	68,891
937	Magnit Ojsc ADR	29,412
4,640	Metro AG	281,133
2,221	Shoprite Holdings, Ltd.	33,353
26,980	Tesco PLC	174,126

		598,858

FOOD, BEVERAGE & TOBACCO - 1.1%
1,647	Anadolu Efes Biracilik Ve Malt Sanayii AS	22,261
148	Carlsberg AS, Class B	16,096
24,732	China Agri-Industries Holdings, Ltd.	26,190
2,749	Cosan SA Industria e Comercio	43,287
14,479	Diageo PLC	295,912
604	Diageo PLC ADR	49,449
2,040	ITC, Ltd.	9,262
8,668	Nestle SA	537,890
824	Nestle SA ADR	51,401
3,594	Unilever NV	117,789

		1,169,537

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
4,064	Cie Generale d’Optique Essilor International SA	329,549
2,000	Diagnosticos Da America SA	27,076
2,578	Fresenius SE & Co. KGaA	269,039
15,309	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	22,074
1,162	Sinopharm Group Co., Class H	3,905

		651,643

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
5,833	Reckitt Benckiser Group PLC	322,141
6,700	Unicharm Corp.	291,196

		613,337

INSURANCE - 1.3%
71,187	AIA Group, Ltd.(a)	246,553
16,323	AXA SA	370,843
2,500	Ping An Insurance Group Co.	25,815
989	Porto Seguro SA	15,326
29,988	Prudential PLC	346,638
10,500	Sony Financial Holdings, Inc.	188,392
555	Zurich Financial Services AG	140,134

		1,333,701

MATERIALS - 3.6%
815	Anglo American PLC	40,398
4,371	Antofagasta PLC	97,822
9,057	Aquarius Platinum, Ltd.	46,239
12,370	BHP Billiton PLC	486,952
5,297	Eurasian Natural Resources Corp. PLC	66,459
23,407	Everest Kanto Cylinder, Ltd.	47,937
196	First Quantum Minerals, Ltd.	28,558
10,828	Kinross Gold Corp.	170,874
3,092	Linde AG	541,985
95,130	Lynas Corp., Ltd.(a)	201,655
4,169	Mechel(a)	35,979
1,664	Mechel ADR	39,753
6,129	Neo Material Technologies, Inc.(a)	58,934
257	Novozymes AS, Class B	41,813
366	OCI Materials Co., Ltd.	45,628
See accompanying Notes to Investment Portfolios | 17

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund

Shares		Value ($)
8,031	Potash Corp. of Saskatchewan, Inc.	458,343
1,319	Potash Corp. of Saskatchewan, Inc.	75,170
9,017	Rio Tinto PLC	650,058
1,131	Sociedad Quimica y Minera de Chile SA ADR	73,198
995	Syngenta AG	335,369
1,458	Tata Steel, Ltd.	19,904
3,275	ThyssenKrupp AG	170,153
2,768	Xstrata PLC	60,948

		3,794,129

MEDIA - 0.1%
1,144	Grupo Televisa SA ADR	28,142
13,125	Zee Entertainment Enterprises, Ltd.	39,608

		67,750

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
2,642	Bayer AG	212,362
50,189	Lijun International Pharmaceutical
	Holding, Ltd.	10,449
6,100	Novartis AG	373,100
4,164	Novartis AG ADR	254,462
2,566	Teva Pharmaceutical Industries, Ltd. ADR	123,733

		974,106

REAL ESTATE - 0.4%
1,390	Iguatemi Empresa de Shopping Centers SA	34,068
3,982	Mitsubishi Estate Co., Ltd.	69,325
8,000	Sumitomo Realty & Development Co., Ltd.	177,216
18,584	Wharf Holdings, Ltd.	129,088

		409,697

RETAILING - 0.1%
5,299	Belle International Holdings, Ltd.	11,168
38,228	Esprit Holdings, Ltd.	118,891
5,000	Golden Eagle Retail Group, Ltd.	12,684

		142,743

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
560	Samsung Electronics Co., Ltd.	433,251
2,044	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,775
158,483	Taiwan Semiconductor Manufacturing Co., Ltd.	398,367

		857,393

SOFTWARE & SERVICES - 1.4%
5,664	Autonomy Corp. PLC(a)	155,222
5,470	Baidu, Inc. ADR(a)	766,512
3,608	Cap Gemini SA	211,334
3,025	HCL Technologies, Ltd.	33,480
420	Infosys Technologies, Ltd.	27,345
3,153	SAP AG	190,854
1,688	Telvent GIT SA(a)	67,182
300	Tencent Holdings, Ltd.	8,143

		1,460,072

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
69,785	Delta Electronics, Inc.	256,316
17,083	Hon Hai Precision Industry Co., Ltd.	58,582
1,350	HTC Corp.	45,402
13,981	Telefonaktiebolaget LM Ericsson, Class B	202,069
17,300	Wasion Group Holdings, Ltd.	8,115

		570,484

TELECOMMUNICATION SERVICES - 1.4%
4,294	America Movil SAB de CV, Class L ADR	231,360
18,184	China Unicom Hong Kong, Ltd.	36,643
6,010	Mobile Telesystems OJSC ADR	114,310
8,240	MTN Group, Ltd.	174,913
7,800	Softbank Corp.	292,645
9,020	Telefonica SA	220,488
2,302	Telefonica SA ADR	56,376
121,062	Vodafone Group PLC	321,275

		1,448,010

TRANSPORTATION - 0.2%
14	AP Moller — Maersk AS, Class B	120,717
21,164	International Consolidated Airlines Group(a)	86,201

		206,918

UTILITIES - 0.6%
812	Fortum Oyj	23,510
31,248	National Grid PLC	307,273
39,926	Power Grid Corp. of India, Ltd.(a)	97,800
3,515	Reliance Infrastructure, Ltd.(a)	42,071
6,546	Veolia Environnement SA	184,594

		655,248

	Total Common Stock (Cost $23,844,527)	26,772,012

PREFERRED STOCK - 0.9%
AUTOMOBILES & COMPONENTS - 0.4%
1,874	Volkswagen AG	386,766

BANKS - 0.1%
2,999	Itau Unibanco Holding SA	69,473

ENERGY - 0.0%
3,330	Petroleo Brasileiro SA	50,304

MATERIALS - 0.4%
10,384	Vale SA ADR	300,721
4,433	Vale SA, Class A	126,499

		427,220

	Total Preferred Stock (Cost $681,685)	933,763

	Total Foreign Equity (Cost $24,526,212)	27,705,775

18 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 28.3%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
	Federal Home Loan Mortgage Corp. REMIC
	(Series 2852) (Class OJ)
699	0.00%, 09/15/34(c)	618
	(Series 2647) (Class DI)
2,497	4.50%, 10/15/16(d)	20
	(Series 2645) (Class BI)
21,396	4.50%, 02/15/18(d)	1,424
	(Series 2643) (Class IM)
26,382	4.50%, 03/15/18(d)	2,092
	(Series 2590) (Class YQ)
10,675	5.00%, 05/15/17(d)	473
	(Series 2781) (Class CI)
14,431	5.00%, 11/15/17(d)	633
	(Series 2781) (Class IC)
19,308	5.00%, 05/15/18(d)	1,213
	(Series 2763) (Class JI)
23,794	5.00%, 10/15/18(d)	1,947
	(Series 2722) (Class PI)
4,230	5.00%, 06/15/28(d)	84
	(Series 3471) (Class Z)
34,700	5.00%, 05/15/38	37,185
	(Series 2682) (Class HI)
8,006	5.50%, 04/15/17(d)	188
	(Series 2631) (Class DI)
32,028	5.50%, 06/15/33(d)	6,724
	(Series 3806) (Class DS)
147,110	6.41%, 08/15/25(d)(e)	26,954
	(Series 1980) (Class IO)
6,667	7.50%, 07/15/27(d)	1,321
	(Series 33) (Class D)
290	8.00%, 04/15/20	316
	Federal Home Loan Mortgage Corp. STRIPS
	(Series 186) (Class PO)
602	0.00%, 08/01/27(c)	493
	(Series 227) (Class IO)
88,477	5.00%, 12/01/34(d)	18,375
	(Series 147) (Class IO)
1,275	8.00%, 02/01/23(d)	248
	(Series 171) (Class IO)
1,295	8.00%, 07/01/24(d)	268
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	(Series T-58) (Class AIO)
249,157	0.08%, 09/25/43(d)(e)	2,236
	Federal National Mortgage Assoc.
	(Series 2003-W18) (Class 1IO2)
140,404	0.98%, 08/25/43(d)(e)	3,845
	(Series 2003-W19) (Class 1IO2)
82,394	1.08%, 11/25/33(d)(e)	3,358
	Federal National Mortgage Assoc. REMIC
	(Series G92-68) (Class B)
915	0.00%, 12/25/22(c)	823
	(Series 2003-89) (Class IO)
103,700	1.22%, 12/25/42(d)(e)	3,299
	(Series 2003-64) (Class KI)
2,756	4.50%, 05/25/18(d)	90
	(Series 2003-41) (Class BI)
5,823	5.00%, 08/25/17(d)	294
	(Series 2003-79) (Class HI)
12,161	5.00%, 10/25/22(d)	803
	(Series 2003-61) (Class IJ)
43,996	5.00%, 02/25/32(d)	4,645
	(Series 2007-109) (Class VZ)
29,894	5.00%, 10/25/35	30,698
	(Series 2008-67) (Class ZW)
27,025	5.00%, 07/25/38	28,591
	(Series 2008-67) (Class ZM)
33,647	5.00%, 08/25/38	35,860
	(Series 2010-98) (Class DI)
184,801	5.00%, 09/25/40(d)	31,345
	(Series 2002-94) (Class BZ)
159,430	5.50%, 01/25/33	175,901
	(Series 2008-61) (Class SB)
79,655	5.81%, 07/25/38(d)(e)	10,381
	(Series 1992-77) (Class K)
5	8.00%, 05/25/22(d)	113
	(Series 2003-90) (Class SL)
25,159	16.20%, 03/25/31(e)	29,469
	Federal National Mortgage Assoc. STRIPS
	(Series 354) (Class 1)
38,786	0.00%, 12/01/34(c)	33,524
	(Series 362) (Class 2)
46,219	4.50%, 08/01/35(d)	6,853
	(Series 378) (Class 1)
57,452	4.50%, 01/01/36(d)	9,767
	(Series 387) (Class 2)
45,486	5.00%, 03/25/38(d)	8,721
	(Series 387) (Class 1)
41,864	5.00%, 05/25/38(d)	8,148
	(Series 346) (Class 2)
11,608	5.50%, 12/01/33(d)	2,495
	(Series 252) (Class 2)
17,333	7.50%, 11/01/23(d)	3,037
	(Series 237) (Class 2)
926	8.00%, 08/01/23(d)	180
	(Series 264) (Class 2)
4,491	8.00%, 07/01/24(d)	1,066
	(Series 12) (Class 2)
194	8.50%, 03/01/17(d)	29
	(Series 7) (Class 2)
427	8.50%, 04/01/17(d)	66
	(Series 28) (Class 2)
74	8.50%, 01/01/18(d)	12
	(Series 150) (Class 2)
479	8.50%, 07/25/22(d)	124
	(Series 163) (Class 2)
677	8.50%, 07/25/22(d)	102
	(Series 137) (Class 2)
922	9.00%, 05/25/22(d)	171
	Government National Mortgage Assoc.
	(Series 2011-71) (Class MI)
151,578	4.50%, 04/16/34(d)	24,358
See accompanying Notes to Investment Portfolios | 19

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	(Series 2011-51) (Class NI)
98,578	4.50%, 10/20/37(d)	16,359
	(Series 2010-98) (Class PI)
174,411	4.50%, 10/20/37(d)	30,961
	(Series 2010-94) (Class PI)
143,890	4.50%, 12/20/37(d)	25,586
	(Series 2010-101) (Class GI)
96,956	4.50%, 02/20/38(d)	17,114
	(Series 2010-130) (Class PI)
101,475	4.50%, 08/16/39(d)	20,611
	(Series 2009-106) (Class VZ)
71,214	4.50%, 11/20/39	70,027
	(Series 2010-75) (Class KI)
92,238	5.00%, 12/20/35(d)	13,224
	(Series 2010-42) (Class IA)
92,927	5.00%, 10/20/37(d)	16,079
	(Series 2010-107) (Class SG)
209,829	5.96%, 02/20/38(d)(e)	34,487
	(Series 2007-17) (Class IC)
72,157	6.06%, 04/16/37(d)(e)	14,079
	(Series 2010-4) (Class SP)
250,565	6.31%, 01/16/39(d)(e)	42,594
	(Series 2010-101) (Class SD)
344,775	6.41%, 08/20/40(d)(e)	65,948
	Vendee Mortgage Trust
	(Series 2010-1) (Class DI)
247,097	0.38%, 04/15/40(d)(e)	5,337
	(Series 2011-1) (Class IO)
526,700	0.58%, 09/15/46(d)(e)	19,352
	(Series 2003-2) (Class IO)
85,478	0.85%, 05/15/33(d)(e)	2,559

	Total Agency Collateralized Mortgage Obligations (Cost $853,403)	955,297

AGENCY MORTGAGE BACKED - 9.8%
	Federal Home Loan Mortgage Corp.
4,213	4.50%, 06/01/33	4,397
7,002	4.50%, 02/01/35	7,304
365,070	4.50%, 02/01/41	377,815
4,268	5.00%, 07/01/35	4,578
13,436	5.00%, 07/01/35	14,412
20,162	5.00%, 07/01/35	21,626
8,572	5.00%, 07/01/35	9,195
551,611	5.00%, 08/01/40	586,857
5,080	5.50%, 05/01/20	5,545
95,040	5.50%, 01/01/38	104,087
52,982	5.50%, 04/01/39	57,595
690	6.00%, 04/01/17	756
1,517	6.00%, 06/01/17	1,661
2,017	6.00%, 05/01/20	2,219
7,160	6.00%, 08/01/29	7,947
7,935	6.00%, 06/01/33	8,807
8,899	6.00%, 09/01/33	9,877
9,858	6.00%, 10/01/33	10,941
5,497	6.00%, 10/01/33	6,101
5,386	6.00%, 10/01/33	5,977
18,847	6.00%, 11/01/33	20,919
7,445	6.00%, 03/01/34	8,296
3,412	6.00%, 05/01/34	3,801
5,653	6.00%, 11/01/34	6,253
8,050	6.00%, 12/01/34	8,970
5,958	6.00%, 12/01/34	6,639
5,330	6.00%, 03/01/35	5,913
4,407	6.00%, 05/01/35	4,889
82,726	6.00%, 06/01/37	91,767
79,771	6.00%, 11/01/37	88,488
10,175	6.50%, 06/01/29	11,532
816	7.00%, 10/01/16	895
236	7.00%, 06/01/29	273
547	7.00%, 08/01/29	635
1,978	7.00%, 12/01/29	2,294
4,381	7.00%, 04/01/31	5,082
4,017	7.00%, 07/01/34	4,658
4,152	7.00%, 12/01/34	4,815
4,043	7.00%, 12/01/34	4,688
3,614	7.00%, 02/01/35	4,191
2,865	7.00%, 08/01/36	3,303
8,169	7.50%, 12/01/30	9,555
1,577	7.50%, 09/01/33	1,848
211	8.00%, 04/01/30	251
2,554	8.00%, 11/01/30	3,045
443	9.00%, 04/01/16	503
539	9.00%, 07/01/16	612
679	9.00%, 06/01/21	770
	Federal National Mortgage Assoc.
8,358	4.00%, 05/01/19	8,846
29,284	4.00%, 06/01/19	30,996
1,116,000	4.50%, TBA(f)	1,154,886
10,293	4.50%, 05/01/18	11,018
10,455	4.50%, 05/01/19	11,187
11,663	4.50%, 05/01/19	12,480
18,603	4.50%, 05/01/19	19,906
10,969	4.50%, 05/01/19	11,737
9,149	4.50%, 06/01/19	9,790
5,459	4.50%, 02/01/20	5,840
10,810	4.50%, 07/01/20	11,564
16,435	4.50%, 08/01/20	17,581
6,438	4.50%, 07/01/33	6,724
5,548	4.50%, 04/01/34	5,789
9,150	4.50%, 12/01/34	9,547
19,262	4.50%, 12/01/34	20,099
536,643	4.50%, 10/01/39	556,342
154,646	4.50%, 02/01/40	160,274
349,624	4.50%, 09/01/40	362,349
81,521	4.50%, 10/01/40	84,488
750,000	5.00%, TBA(f)	796,992
14,969	5.00%, 07/01/20	16,221
37,801	5.00%, 03/01/34	40,406
5,893	5.00%, 10/01/34	6,297
12,867	5.00%, 06/01/35	13,820
7,884	5.00%, 06/01/35	8,468
40,317	5.00%, 07/01/35	43,051
13,183	5.00%, 07/01/35	14,077
15,070	5.00%, 07/01/35	16,186
18,730	5.00%, 07/01/35	20,000
11,992	5.00%, 08/01/35	12,805
21,666	5.00%, 03/01/39	23,297
18,812	5.00%, 04/01/39	20,159
17,187	5.00%, 04/01/39	18,384
305,136	5.00%, 08/01/40	324,877
167,913	5.00%, 11/01/40	178,776
251,462	5.00%, 11/01/40	267,730
730	5.32%, 03/01/37(e)	736
6,139	5.50%, 03/01/14	6,661
20 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
6,829	5.50%, 04/01/14	7,409
11,694	5.50%, 05/01/14	12,687
541	5.50%, 05/01/14	587
7,036	5.50%, 06/01/20	7,702
8,784	5.50%, 06/01/20	9,615
4,959	5.50%, 06/01/20	5,428
6,060	5.50%, 06/01/20	6,633
6,231	5.50%, 06/01/20	6,820
5,722	5.50%, 06/01/20	6,264
7,819	5.50%, 07/01/20	8,559
6,971	5.50%, 07/01/20	7,630
13,279	5.50%, 07/01/20	14,535
12,309	5.50%, 07/01/20	13,473
10,382	5.50%, 07/01/20	11,365
6,724	5.50%, 07/01/33	7,323
6,254	5.50%, 08/01/33	6,811
5,021	5.50%, 06/01/35	5,482
3,650	5.50%, 06/01/35	3,986
6,112	5.50%, 06/01/35	6,673
5,048	5.50%, 07/01/35	5,512
6,499	5.50%, 08/01/35	7,096
14,435	5.50%, 11/01/35	15,703
66,036	5.50%, 12/01/35	71,817
22,069	5.50%, 05/01/37	24,056
59,065	5.50%, 06/01/37	64,235
16,750	5.50%, 08/01/37	18,216
181,581	5.50%, 08/01/37	197,646
77,845	5.50%, 04/01/38	84,707
226,562	5.50%, 01/01/39	245,474
317	5.53%, 04/01/37(e)	337
1,841	6.00%, 07/01/14	2,009
222	6.00%, 04/01/18	243
4,825	6.00%, 02/01/20	5,310
2,609	6.00%, 05/01/33	2,894
4,203	6.00%, 06/01/33	4,663
4,197	6.00%, 06/01/33	4,657
5,197	6.00%, 07/01/33	5,766
8,323	6.00%, 07/01/33	9,234
4,155	6.00%, 07/01/33	4,610
8,313	6.00%, 08/01/33	9,223
11,926	6.00%, 08/01/33	13,231
12,778	6.00%, 10/01/33	14,176
9,390	6.00%, 10/01/33	10,418
4,638	6.00%, 10/01/33	5,145
5,524	6.00%, 11/01/33	6,128
7,099	6.00%, 12/01/33	7,876
10,806	6.00%, 01/01/34	12,043
5,505	6.00%, 02/01/34	6,135
145,164	6.00%, 03/01/34	161,051
7,497	6.00%, 04/01/34	8,355
7,949	6.00%, 05/01/34	8,858
9,448	6.00%, 07/01/34	10,468
5,944	6.00%, 10/01/34	6,624
8,687	6.00%, 11/01/34	9,682
4,840	6.00%, 12/01/34	5,357
5,539	6.00%, 12/01/34	6,172
11,844	6.00%, 01/01/35	13,199
7,570	6.00%, 01/01/35	8,436
6,633	6.00%, 02/01/35	7,392
4,609	6.00%, 03/01/35	5,137
6,738	6.00%, 06/01/35	7,476
10,654	6.00%, 06/01/35	11,820
11,848	6.00%, 06/01/35	13,145
11,515	6.00%, 06/01/35	12,775
11,625	6.00%, 06/01/35	12,897
5,663	6.00%, 07/01/35	6,311
3,813	6.00%, 07/01/35	4,230
8,528	6.00%, 08/01/35	9,424
372,430	6.00%, 05/01/38	411,560
190,000	6.50%, TBA(f)	215,145
514	6.50%, 01/01/15	546
791	6.50%, 02/01/16	867
2,626	6.50%, 08/01/17	2,876
382	6.50%, 09/01/17	419
955	6.50%, 10/01/17	1,046
1,041	6.50%, 10/01/18	1,140
20,703	6.50%, 01/01/19	22,804
1,124	6.50%, 03/01/19	1,238
204	6.50%, 05/01/24	232
186	6.50%, 10/01/28	211
174	6.50%, 05/01/29	199
3,956	6.50%, 07/01/29	4,503
1,822	6.50%, 07/01/32	2,073
2,906	6.50%, 09/01/32	3,307
1,701	6.50%, 09/01/32	1,936
915	6.50%, 11/01/32	1,041
870	6.50%, 12/01/32	990
292	6.50%, 01/01/33	333
2,662	6.50%, 01/01/33	3,030
2,123	6.50%, 06/01/33	2,417
1,739	6.50%, 11/01/33	1,979
2,605	6.50%, 01/01/34	2,964
557	6.50%, 02/01/34	631
4,613	6.50%, 07/01/34	5,256
3,669	6.50%, 08/01/34	4,170
413	7.00%, 10/01/16	457
1,428	7.00%, 04/01/17	1,584
4,457	7.00%, 08/01/17	4,951
247	7.00%, 05/01/33	284
1,240	7.00%, 12/01/33	1,428
25	7.50%, 09/01/13	25
69	7.50%, 05/01/15	76
15	7.50%, 09/01/15	15
5,827	7.50%, 05/01/17	6,461
62	7.50%, 06/01/17	63
3,339	7.50%, 12/01/23	3,866
260	7.50%, 12/01/26	304
749	7.50%, 09/01/29	879
1,410	7.50%, 08/01/31	1,658
6,117	7.50%, 09/01/31	7,192
544	7.50%, 10/01/31	639
7,883	7.50%, 11/01/31	9,252
1,835	7.50%, 01/01/32	2,158
1,286	7.50%, 05/01/32	1,513
1,434	7.50%, 06/01/32	1,687
1,109	7.50%, 07/01/32	1,304
363	7.50%, 12/01/32	427
747	7.50%, 01/01/33	879
535	7.50%, 03/01/33	630
234	7.50%, 12/01/33	275
892	7.50%, 03/01/34	1,045
26	8.00%, 12/01/11	26
120	8.00%, 12/01/12	122
282	8.00%, 07/01/15	285
897	8.00%, 12/01/15	971
2,469	8.00%, 11/01/25	2,899
825	8.00%, 09/01/30	971
2,979	8.00%, 11/01/30	3,506
2,648	8.00%, 12/01/30	3,115
See accompanying Notes to Investment Portfolios | 21

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
2,217	8.00%, 09/01/32	2,616
63	8.00%, 12/01/32	74
164	8.00%, 01/01/33	193
1,701	8.00%, 11/01/33	2,002
285	8.50%, 07/01/30	289
1,666	8.50%, 05/01/31	1,974
3	9.00%, 04/01/16	3
2,397	9.00%, 12/01/17	2,518
2,965	9.00%, 12/01/22	3,414
	Government National Mortgage Assoc.
730,000	4.50%, TBA(f)	770,606
680,000	4.50%, TBA(f)	715,806
8,276	4.50%, 08/15/33	8,805
26,534	4.50%, 10/15/33	28,231
7,096	4.50%, 10/15/33	7,550
9,389	4.50%, 10/15/33	9,989
19,897	4.50%, 09/15/34	21,136
521,749	4.50%, 03/20/41	550,418
20,627	5.00%, 08/15/33	22,515
4,768	6.00%, 04/15/30	5,400
15,052	6.00%, 07/15/33	16,854
6,944	6.00%, 04/15/34	7,781
1,614	6.00%, 06/15/35	1,827
7,788	6.00%, 09/15/36	8,820
991	6.50%, 02/15/24	1,134
10,325	6.50%, 06/15/24	11,770
3,444	6.50%, 04/15/28	3,930
6,944	6.50%, 04/15/28	7,923
10,782	6.50%, 04/15/32	12,304
3,870	6.50%, 08/15/32	4,416
3,720	6.50%, 01/15/33	4,241
12,318	6.50%, 06/15/34	14,252
9,132	6.50%, 06/15/34	10,566
3,208	6.50%, 08/15/34	3,667
10,121	6.50%, 08/15/34	11,571
10,287	6.50%, 07/15/36	11,902
8,150	6.50%, 08/15/36	9,430
359	7.00%, 03/15/12	361
4,626	7.00%, 04/15/28	5,396
3,439	7.00%, 10/15/30	4,019
9,850	7.00%, 06/15/34	11,450
8,170	7.00%, 08/15/36	9,501
6,267	7.00%, 09/15/36	7,282
150	8.00%, 09/15/29	160
105	8.00%, 06/15/30	126
19,162	8.50%, 10/15/17	21,752
19,055	9.00%, 11/15/16	21,618
3,961	9.00%, 01/15/17	4,538
1,857	9.00%, 11/15/17	2,108
546	9.00%, 11/15/17	619
651	9.00%, 12/15/21	772

	Total Agency Mortgage Backed (Cost $10,175,937)	10,368,808

ASSET BACKED - 0.3%
	Bear Stearns Asset Backed Securities Trust
	(Series 2003-ABF1) (Class A)
2,492	0.56%, 01/25/34(e)	1,887
	Citicorp Residential Mortgage Securities, Inc.
	(Series 2006-2) (Class A5)
30,000	6.04%, 09/25/36(g)	25,961
	Mid-State Trust
	(Series 6) (Class A3)
4,651	7.54%, 07/01/35(h)	4,714
	Popular ABS Mortgage Pass-Through Trust
	(Series 2005-5) (Class AF4)
25,000	5.30%, 11/25/35(g)	21,237
	Residential Asset Securities Corp.
	(Series 2002-KS4) (Class AIIB)
2,698	0.69%, 07/25/32(e)	1,604
	Saxon Asset Securities Trust
	(Series 2004-2) (Class AF3)
303,046	5.23%, 08/25/35(e)	284,986

	Total Asset Backed (Cost $339,128)	340,389

CORPORATE NOTES - 8.8%
AUTOMOBILES & COMPONENTS - 0.0%
	Visteon Corp.
35,000	6.75%, 04/15/19(b)	33,950

		33,950

BANKS - 0.9%
	Banco de Credito del Peru
21,000	4.75%, 03/16/16(b)	20,895
	Banco Mercantil del Norte SA
8,000	6.14%, 10/13/16(e)	8,020
	BanColombia SA
10,000	6.13%, 07/26/20	10,187
	Bombardier, Inc.
61,000	7.75%, 03/15/20(b)	68,930
	Central American Bank for Economic Integration
40,000	5.38%, 09/24/14(b)	43,544
	Ex-ImBank of Ukraine
100,000	7.65%, 09/07/11	101,375
	Finansbank A/S
200,000	5.50%, 05/11/16(b)	192,500
	First Horizon National Corp.
62,000	5.38%, 12/15/15	66,028
	Huntington Bancshares, Inc.
29,000	7.00%, 12/15/20	32,755
	ING Bank NV
200,000	4.00%, 03/15/16(b)	202,623
	KeyCorp
40,000	5.10%, 03/24/21	40,817
	Kreditanstalt fuer Wiederaufbau
22,000	3.50%, 03/10/14	23,459
15,000	4.50%, 07/16/18	16,633
	National Agricultural Cooperative Federation
100,000	4.25%, 01/28/16(b)	102,926

		930,692

CAPITAL GOODS - 0.3%
	Amsted Industries, Inc.
37,000	8.13%, 03/15/18(b)	39,035
	Cargill, Inc.
22 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
CAPITAL GOODS — (continued)
62,000	5.20%, 01/22/13(b)	65,944
25,000	6.00%, 11/27/17(b)	28,850
	Caterpillar, Inc.
56,000	3.90%, 05/27/21	56,122
	Danaher Corp.
36,000	2.30%, 06/23/16	36,013
7,000	3.90%, 06/23/21	6,987
	Textron, Inc.
50,000	6.20%, 03/15/15	55,524

		288,475

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
	Republic Services, Inc.
32,000	5.25%, 11/15/21	33,878
25,000	5.70%, 05/15/41	24,492

		58,370

CONSUMER DURABLES & APPAREL - 0.0%
	Hanesbrands, Inc.
33,000	6.38%, 12/15/20	32,175

CONSUMER SERVICES - 0.1%
	Wynn Las Vegas LLC
62,000	7.88%, 05/01/20	67,890

DIVERSIFIED FINANCIAL SERVICES - 0.3%
	HSBC Finance Corp.
220,000	6.68%, 01/15/21(b)	226,119
	Woodside Finance, Ltd.
77,000	4.50%, 11/10/14(b)	82,563

		308,682

DIVERSIFIED FINANCIALS - 1.1%
	Bank of America Corp.
200,000	5.42%, 03/15/17	204,279
95,000	5.63%, 07/01/20	98,261
25,000	6.50%, 08/01/16	27,912
	Citigroup, Inc.
162,000	5.00%, 09/15/14	169,894
65,000	5.13%, 05/05/14	69,715
	Goldman Sachs Capital I
43,000	6.35%, 02/15/34	40,782
	Goldman Sachs Group, Inc. (The)
71,000	3.63%, 02/07/16	71,846
47,000	3.70%, 08/01/15	47,904
17,000	5.38%, 03/15/20	17,585
46,000	6.00%, 06/15/20	49,582
82,000	6.15%, 04/01/18	89,368
39,000	6.75%, 10/01/37	39,119
	JP Morgan Chase Capital XXV
35,000	6.80%, 10/01/37	34,724
	JPMorgan Chase & Co.
37,000	3.15%, 07/05/16	37,269
85,000	5.13%, 09/15/14	91,923
	Merrill Lynch & Co., Inc.
61,000	6.88%, 04/25/18	67,584

		1,157,747

ENERGY - 1.0%
	Alpha Natural Resources, Inc.
32,000	6.00%, 06/01/19	32,080
	Anadarko Petroleum Corp.
71,000	6.20%, 03/15/40	72,200
65,000	6.95%, 06/15/19	76,039
	Arch Coal, Inc.
19,000	7.00%, 06/15/19(b)	19,048
	BP Capital Markets PLC
21,000	3.13%, 10/01/15	21,582
21,000	4.50%, 10/01/20	21,456
	Chesapeake Midstream Partners LP
47,000	5.88%, 04/15/21(b)	46,530
	Denbury Resources, Inc.
27,000	6.38%, 08/15/21	27,068
32,000	8.25%, 02/15/20	35,040
	Noble Holding International, Ltd.
63,000	3.05%, 03/01/16	63,620
	ONEOK Partners LP
39,000	6.13%, 02/01/41	39,865
	Pacific Rubiales Energy Corp.
100,000	8.75%, 11/10/16(b)	113,250
	Pemex Project Funding Master Trust
10,000	6.63%, 06/15/35	10,590
10,000	6.63%, 06/15/38	10,537
	Petrobras International Finance Co.
39,000	3.88%, 01/27/16	39,909
	Petroleos de Venezuela SA
7,000	9.11%, 07/10/11(i)	7,032
	Petroleos Mexicanos
10,000	8.00%, 05/03/19	12,380
	Pioneer Natural Resources Co.
66,000	7.50%, 01/15/20	74,699
	Plains All American Pipeline LP
40,000	3.95%, 09/15/15	41,997
41,000	5.00%, 02/01/21	41,770
	Power Sector Assets & Liabilities Management Corp.
100,000	7.25%, 05/27/19	118,175
	Teck Resources, Ltd.
18,000	3.15%, 01/15/17	18,034
36,000	4.75%, 01/15/22	36,168
	Transocean, Inc.
13,000	6.00%, 03/15/18	14,413
8,000	6.80%, 03/15/38	8,617
	Weatherford International Ltd.
36,000	5.13%, 09/15/20	36,824
	Williams Cos, Inc. (The)
8,000	7.50%, 01/15/31	9,174
	Williams Partners LP
19,000	4.13%, 11/15/20	18,273

		1,066,370

FOOD & STAPLES RETAILING - 0.0%
	CVS Caremark Corp.
17,000	3.25%, 05/18/15	17,659
15,000	5.75%, 06/01/17	16,869

		34,528

FOOD, BEVERAGE & TOBACCO - 0.6%
	Alliance One International, Inc.
12,000	10.00%, 07/15/16	11,640

See accompanying Notes to Investment Portfolios | 23

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
FOOD, BEVERAGE & TOBACCO — (continued)
	Anheuser-Busch InBev Worldwide, Inc.
62,000	3.63%, 04/15/15	65,652
72,000	5.38%, 11/15/14(b)	80,119
	Archer-Daniels-Midland Co.
115,000	5.75%, 03/01/41	121,803
	Kraft Foods, Inc.
43,000	4.13%, 02/09/16	46,028
142,000	5.38%, 02/10/20	155,504
42,000	6.50%, 02/09/40	46,812
	Philip Morris International, Inc.
74,000	2.50%, 05/16/16	74,194

		601,752

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
	HCA, Inc.
37,000	9.25%, 11/15/16	39,451
	Roche Holdings, Inc.
55,000	6.00%, 03/01/19(b)	63,468
	UnitedHealth Group, Inc.
31,000	5.80%, 03/15/36	31,389

		134,308

INSURANCE - 0.5%
	American International Group, Inc.
57,000	5.85%, 01/16/18	59,805
	AON Corp.
44,000	3.13%, 05/27/16	43,906
	Chubb Corp.
14,000	6.38%, 03/29/67(e)	14,560
	Nationwide Mutual Insurance Co.
18,000	7.88%, 04/01/33(b)	19,355
8,000	9.38%, 08/15/39(b)	9,954
	Protective Life Corp.
75,000	8.45%, 10/15/39	82,883
	Prudential Financial, Inc.
37,000	3.00%, 05/12/16	36,715
17,000	5.38%, 06/21/20	17,941
26,000	5.40%, 06/13/35	23,895
37,000	5.63%, 05/12/41	34,337
	Reinsurance Group of America, Inc.
56,000	5.00%, 06/01/21	55,510
	Willis Group Holdings PLC
40,000	4.13%, 03/15/16	40,825
	XL Group PLC
46,000	6.50%, 12/29/49(e)	42,665

		482,351

MATERIALS - 0.5%
	ArcelorMittal
29,000	3.75%, 03/01/16	29,355
95,000	5.50%, 03/01/21	95,325
	Boise Paper Holdings LLC
55,000	8.00%, 04/01/20	58,025
	Corp Nacional del Cobre de Chile
100,000	3.75%, 11/04/20(b)	95,507
6,000	5.63%, 09/21/35(b)	6,114
	Georgia-Pacific LLC
114,000	5.40%, 11/01/20(b)	116,393
	Inversiones CMPC SA
7,000	4.75%, 01/19/18(b)	7,028
	Southern Copper Corp.
56,000	5.38%, 04/16/20	57,641
58,000	6.75%, 04/16/40	56,713
	Xstrata Finance Canada, Ltd.
53,258	5.80%, 11/15/16(b)	59,713

		581,814

MEDIA - 1.1%
	CCO Holdings LLC
101,000	7.88%, 04/30/18	106,934
20,000	8.13%, 04/30/20	21,700
	Cinemark USA, Inc.
39,000	7.38%, 06/15/21(b)	39,000
	COX Communications, Inc.
83,000	6.25%, 06/01/18(b)	95,199
	DIRECTV Holdings LLC
43,000	3.55%, 03/15/15	44,966
48,000	4.75%, 10/01/14	52,582
	News America, Inc.
71,000	4.50%, 02/15/21(b)	70,206
81,000	6.65%, 11/15/37	87,087
	Ticketmaster Entertainment LLC
250,000	10.75%, 08/01/16	273,750
	Time Warner Cable, Inc.
24,000	5.00%, 02/01/20	24,978
94,000	6.75%, 07/01/18	109,166
19,000	7.50%, 04/01/14	21,903
	Time Warner, Inc.
57,000	3.15%, 07/15/15	59,003
72,000	5.88%, 11/15/16	82,395
48,000	6.20%, 03/15/40	49,341

		1,138,210

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
	Agilent Technologies, Inc.
18,000	5.50%, 09/14/15	19,950
	Allergan, Inc.
65,000	3.38%, 09/15/20	62,465
	Amgen, Inc.
26,000	2.30%, 06/15/16	25,805
37,000	4.10%, 06/15/21	36,782
44,000	5.65%, 06/15/42	44,103
	Mylan, Inc.
23,000	7.88%, 07/15/20(b)	25,358
	Teva Pharmaceutical Finance II BV
87,000	3.00%, 06/15/15	89,607

		304,070

REAL ESTATE - 0.1%
	Camden Property Trust
26,000	4.88%, 06/15/23	25,428
	Duke Realty LP
21,000	6.50%, 01/15/18	23,386
	HCP, Inc.
34,000	6.00%, 01/30/17	37,484

		86,298

24 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
RETAILING - 0.0%
	QVC, Inc.
44,000	7.50%, 10/01/19(b)	46,860

		46,860

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
	Applied Materials, Inc.
18,000	2.65%, 06/15/16	18,089
37,000	4.30%, 06/15/21	37,198
37,000	5.85%, 06/15/41	37,662
	Texas Instruments, Inc.
93,000	2.38%, 05/16/16	93,135

		186,084

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
	EH Holding Corp.
27,000	6.50%, 06/15/19(b)	27,608
	Hewlett-Packard Co.
100,000	4.30%, 06/01/21	101,180

		128,788

TELECOMMUNICATION SERVICES - 0.7%
	AT&T, Inc.
59,000	2.95%, 05/15/16	59,822
59,000	4.45%, 05/15/21	60,162
111,000	6.40%, 05/15/38	119,460
50,000	6.70%, 11/15/13	56,100
	CenturyLink, Inc.
36,000	5.15%, 06/15/17	36,105
36,000	6.45%, 06/15/21	35,653
28,000	6.88%, 01/15/28	26,498
	Cincinnati Bell, Inc.
14,000	8.25%, 10/15/17	14,140
	Crown Castle Towers LLC
100,000	4.88%, 08/15/20(b)	100,737
32,000	6.11%, 01/15/20(b)	34,975
	Frontier Communications Corp.
35,000	7.13%, 03/15/19(b)	36,050
	MetroPCS Wireless, Inc.
19,000	6.63%, 11/15/20	18,858
	PAETEC Holding Corp.
50,000	8.88%, 06/30/17	52,750
	Verizon Communications, Inc.
39,000	5.50%, 02/15/18	43,436
33,000	6.40%, 02/15/38	35,883
	Windstream Corp.
35,000	7.75%, 10/01/21(b)	36,750
8,000	7.88%, 11/01/17	8,530

		775,909

TRANSPORTATION - 0.0%
	RailAmerica, Inc.
43,000	9.25%, 07/01/17	47,408

UTILITIES - 0.8%
	AES Corp. (The)
13,000	8.00%, 10/15/17(b)	13,845
	AES El Salvador Trust
100,000	6.75%, 02/01/16(b)	102,000
	AES Panama SA
20,000	6.35%, 12/21/16(b)	21,550
	Ameren Illinois Co.
30,000	9.75%, 11/15/18	39,476
	Arizona Public Service Co.
20,000	6.25%, 08/01/16	22,892
	Capex SA
7,000	10.00%, 03/10/18(b)	6,913
	Consolidated Edison Co. of New York, Inc.
18,000	5.85%, 04/01/18	20,677
30,000	6.65%, 04/01/19	35,942
	Exelon Corp.
34,000	4.90%, 06/15/15	36,591
	Great Plains Energy, Inc.
37,000	4.85%, 06/01/21	37,191
	Majapahit Holding BV
100,000	7.25%, 10/17/11(b)	102,000
	Midamerican Energy Holdings Co.
40,000	6.13%, 04/01/36	43,217
	National Power Corp.
76,000	4.51%, 08/23/11(e)	76,062
	NextEra Energy Capital Holdings, Inc.
85,000	2.60%, 09/01/15	84,693
	Nisource Finance Corp.
32,000	6.13%, 03/01/22	35,324
	NRG Energy, Inc.
10,000	7.63%, 05/15/19(b)	9,975
	Oglethorpe Power Corp.
42,000	5.38%, 11/01/40	40,678
	Pacific Gas & Electric Co.
15,000	5.80%, 03/01/37	15,458
32,000	6.05%, 03/01/34	33,943
	PacifiCorp
2,000	6.25%, 10/15/37	2,269
	Union Electric Co.
48,000	6.70%, 02/01/19	56,449

		837,145

	Total Corporate Notes (Cost $9,067,628)	9,329,876

MUNICIPAL BONDS AND NOTES - 0.2%
	Municipal Electric Authority of Georgia
98,000	6.64%, 04/01/57	94,047
	New Jersey State Turnpike Authority
20,000	7.10%, 01/01/41	23,275
10,000	7.41%, 01/01/40	12,080
	New Jersey Transportation Trust Fund Authority
10,000	6.88%, 12/15/39	10,424
	South Carolina State Public Service Authority
20,000	6.45%, 01/01/50	22,130
	State of California, GO
25,000	5.70%, 11/01/21	26,334

	Total Municipal Bonds and Notes (Cost $186,931)	188,290

See accompanying Notes to Investment Portfolios | 25

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 2.1%
	Banc of America Commercial Mortgage, Inc.
	(Series 2006-4) (Class A4)
40,000	5.63%, 07/10/46	43,818
	(Series 2006-4) (Class AM)
40,000	5.68%, 07/10/46	39,829
	(Series 2006-4) (Class B)
40,000	5.73%, 07/10/46(e)	33,649
	(Series 2007-4) (Class A4)
240,000	5.93%, 02/10/51(e)	261,156
	(Series 2007-4) (Class AM)
40,000	6.00%, 02/10/51(e)	39,244
	(Series 2008-1) (Class A4)
40,000	6.39%, 02/10/51(e)	44,624
	Bear Stearns Commercial Mortgage Securities
	(Series 2006-PW11) (Class A2)
35,000	5.57%, 03/11/39(e)	35,177
	(Series 2006-T22) (Class AM)
40,000	5.71%, 04/12/38(e)	42,034
	(Series 2007-PW16) (Class AJ)
30,000	5.91%, 06/11/40(e)	23,741
	(Series 2006-PW12) (Class AM)
60,000	5.94%, 09/11/38(e)	62,535
	Citigroup Commercial Mortgage Trust
	(Series 2006-C5) (Class AJ)
30,000	5.48%, 10/15/49	26,477
	Commercial Mortgage Pass Through Certificates
	(Series 2006-C7) (Class AM)
20,000	5.97%, 06/10/46(e)	20,618
	Credit Suisse First Boston Mortgage Securities Corp.
	(Series 2005-C6) (Class AJ)
40,000	5.23%, 12/15/40(e)	38,122
	Credit Suisse Mortgage Capital Certificates
	(Series 2006-C4) (Class A3)
40,000	5.47%, 09/15/39	43,190
	(Series 2006-C1) (Class C)
100,000	5.78%, 02/15/39(e)	84,517
	DBUBS Mortgage Trust
	(Series 2011-LC1A) (Class F)
40,000	5.73%, 11/10/46(b)(e)	30,601
	Extended Stay America Trust
	(Series 2010-ESHA) (Class D)
200,000	5.50%, 11/05/27(b)	200,019
	Greenwich Capital Commercial Funding Corp.
	(Series 2007-GG9) (Class AM)
25,000	5.48%, 03/10/39	24,266
	GS Mortgage Securities Corp. II
	(Series 2007-GG10) (Class A4)
30,000	5.99%, 08/10/45(e)	32,256
	JP Morgan Chase Commercial Mortgage Securities Corp.
	(Series 2005-CB11) (Class A4)
70,000	5.34%, 08/12/37(e)	76,276
	(Series 2007-CB18) (Class A4)
80,000	5.44%, 06/12/47	85,615
	(Series 2006-LDP6) (Class B)
30,000	5.70%, 04/15/43(e)	25,772
	(Series 2007-CB20) (Class A4)
140,000	5.79%, 02/12/51(e)	152,190
	(Series 2007-CB20) (Class AM)
30,000	6.10%, 02/12/51(e)	29,546
	(Series 2007-CB20) (Class F)
15,000	6.40%, 02/12/51(e)(h)	7,762
	LB-UBS Commercial Mortgage Trust
	(Series 2004-C8) (Class XCL)
489,072	0.40%, 12/15/39(e)(h)	6,716
	(Series 2005-C5) (Class A4)
30,000	4.95%, 09/15/30	32,447
	(Series 2006-C1) (Class A4)
40,000	5.16%, 02/15/31	43,324
	(Series 2006-C1) (Class AJ)
40,000	5.28%, 02/15/41(e)	37,430
	(Series 2008-C1) (Class AM)
30,000	6.31%, 04/15/41(e)	30,020
	(Series 2008-C1) (Class A2)
110,000	6.31%, 04/15/41(e)	122,674
	(Series 2008-C1) (Class AJ)
10,000	6.31%, 04/15/41(e)	8,495
	(Series 2007-C7) (Class AM)
20,000	6.37%, 09/15/45(e)	19,705
	Merrill Lynch Mortgage Trust
	(Series 2006-C1) (Class AJ)
75,000	5.86%, 05/12/39(e)	69,473
	(Series 2006-C1) (Class B)
35,000	5.86%, 05/12/39(e)	27,177
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	(Series 2006-2) (Class AJ)
50,000	6.10%, 06/12/46(e)	46,282
	Morgan Stanley Capital I
	(Series 2006-T21) (Class A4)
20,000	5.16%, 10/12/52(e)	21,739
	(Series 2007-HQ11) (Class AM)
65,000	5.48%, 02/12/44(e)	62,312
	(Series 2007-IQ16) (Class A4)
25,000	5.81%, 12/12/49	27,471
	(Series 2006-IQ11) (Class B)
20,000	5.90%, 10/15/42(e)	18,515
	(Series 2006-IQ11) (Class C)
38,000	5.90%, 10/15/42(e)	33,222
	(Series 2006-T23) (Class A4)
20,000	5.99%, 08/12/41(e)	22,407
	(Series 2008-T29) (Class AM)
40,000	6.46%, 01/11/43(e)	41,751
	Structured Asset Securities Corp.
	(Series 1996-CFL) (Class X1)
19,267	2.09%, 02/25/28(e)	4
	Vornado DP LLC
	(Series 2010-VNO) (Class D)
20,000	6.36%, 09/13/28(b)	18,881
	Wachovia Bank Commercial Mortgage Trust
26 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)
	(Series 2006-C23) (Class AM)
40,000	5.47%, 01/15/45(e)	41,184
	(Series 2006-C26) (Class B)
40,000	6.23%, 06/15/45(e)	29,481

	Total Non-Agency Collateralized Mortgage Backed Securities (Cost $2,138,346)	2,263,744

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
	Banc of America Mortgage Securities, Inc.
	(Series 2005-L) (Class B1)
11,688	4.78%, 01/25/36(e)(h)	537
	Collateralized Mortgage Obligation Trust
	(Series 55) (Class B)
680	0.00%, 11/01/18(c)	645
	Credit Suisse First Boston Mortgage Securities Corp.
	(Series 2005-9) (Class CB1)
38,342	5.33%, 10/25/35(e)(h)	2,139
	Credit Suisse Mortgage Capital Certificates
	(Series 2006-1) (Class CB1)
23,457	5.62%, 02/25/36(e)(h)	1,201
	Indymac INDA Mortgage Loan Trust
	(Series 2005-AR2) (Class B1)
34,670	4.59%, 01/25/36(e)(h)	608
	MASTR Alternative Loans Trust
	(Series 2003-5) (Class 15AX)
28,310	5.00%, 08/25/18(d)(h)	3,245
	Puma Finance, Ltd.
	(Series C4) (Class A)
6,612	0.67%, 10/11/34(e)	6,611
	Wells Fargo Mortgage Backed Securities Trust
	(Series 2005-17) (Class B1)
48,242	5.50%, 01/25/36(h)	222
	(Series 2006-3) (Class B1)
233,798	5.50%, 03/25/36(h)	45,792

	Total Non-Agency Collateralized Mortgage Obligations (Cost $386,477)	61,000

SOVEREIGN BONDS - 0.8%
	Argentina Bonos
36,100	0.47%, 08/03/12(e)	8,897
5,709	7.00%, 10/03/15	5,649
	Argentine Republic Government International Bond
9,036	2.50%, 12/31/38(g)	3,953
9,523	8.28%, 12/31/33	8,451
	Belize Government International Bond
7,400	6.00%, 02/20/29(g)	4,958
17,600	6.00%, 02/20/29(g)	11,528
	Brazilian Government International Bond
7,000	8.25%, 01/20/34	9,660
	Colombia Government International Bond
100,000	6.13%, 01/18/41	109,250
	Dominican Republic International Bond
6,258	9.50%, 09/27/11	6,399
	El Salvador Government International Bond
10,000	7.65%, 06/15/35	10,400
	Grenada Government International Bond
14,900	2.50%, 09/15/25(g)	9,313
	Hungary Government International Bond
100,000	4.75%, 02/03/15	103,250
39,000	6.25%, 01/29/20	41,379
14,000	6.38%, 03/29/21	14,840
22,000	7.63%, 03/29/41	23,843
	Korea Development Bank
100,000	3.25%, 03/09/16	100,209
	Korea National Oil Corp.
100,000	2.88%, 11/09/15	98,328
	Lebanon Government International Bond
2,600	4.00%, 12/31/17	2,525
7,000	5.15%, 11/12/18	6,773
7,000	6.10%, 10/04/22	6,808
	Mexico Government International Bond
10,000	5.13%, 01/15/20	10,850
	Panama Government International Bond
16,000	6.70%, 01/26/36	18,960
	Peruvian Government International Bond
11,000	6.55%, 03/14/37	12,326
	Poland Government International Bond
7,000	5.13%, 04/21/21	7,254
4,000	6.38%, 07/15/19	4,580
	Province of Manitoba Canada
18,000	4.90%, 12/06/16	20,378
	Turkey Government International Bond
100,000	5.63%, 03/30/21	105,000
	Uruguay Government International Bond
11,363	6.88%, 09/28/25	13,863
	Venezuela Government International Bond
8,000	10.75%, 09/19/13	8,000
	Vietnam Government International Bond
3,478	1.27%, 03/12/16(e)	3,077

	Total Sovereign Bonds (Cost $767,002)	790,701

See accompanying Notes to Investment Portfolios | 27

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
U.S. TREASURIES - 5.3%
	U.S. Treasury Bond
2,022,800	4.75%, 02/15/41	2,150,489
	U.S. Treasury Notes
34,300	0.63%, 12/31/12	34,446
313,000	0.63%, 04/30/13	314,173
157,000	1.75%, 05/31/16	157,270
1,805,200	2.00%, 04/30/16(j)	1,832,850
1,156,200	3.13%, 05/15/21	1,153,131

	Total U.S. Treasuries (Cost $5,694,351)	5,642,359

	Total Bonds & Notes (Cost $29,609,203)	29,940,464

Shares
RIGHT - 0.0%
UTILITIES - 0.0%
1,455	United Tractors Tbk PT(a)	1,671

Other Investments - 2.2%
6,892	Financial Select Sector SPDR Fund ETF	105,654
207,708	GEI Investment Fund(k)	209,785
11,620	Industrial Select Sector SPDR Fund ETF	432,729
459	iShares MSCI Emerging Markets Index Fund ETF	21,848
26,430	Vanguard REIT ETF	1,588,443

	Total Other Investments (Cost $2,221,038)	2,358,459

Registered Investment Company - 8.6%
9,140,972	Federated Prime Obligations Fund(j)	9,140,972

	Total Registered Investment Company (Cost $9,140,972)	9,140,972

Total Investments - 101.9% (Cost $98,827,078)		107,855,582

Liabilities in Excess of Other Assets - (1.9)%		(1,976,404)

Net Assets - 100.0%		105,879,178

(a)	Non-income producing security.

(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2011, these securities amounted to $2,789,175 or 2.6% of net assets.

(c)	Principal only security. These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(d)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value the “interest only” holding.

(e)	Variable or floating rate security. The interest rate shown reflects the rate in effect at June 30, 2011.

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(g)	Step coupon bond. Security becomes interest bearing at a future date.

(h)	Illiquid securities. At June 30, 2011, these securities amounted to $72,936 or 0.1% of net assets. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(i)	Zero coupon bond. Coupon amount represents effective yield to maturity.

(j)	At June 30, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(k)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt

GO	General Obligation

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depositary Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced
28 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund
The Fund had the following futures contracts open at June 30, 2011:

		Number		Unrealized
	Expiration	of	Notional	Appreciation
Description	Date	Contracts	Value	(Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes Futures	September 2011	13	2,851,469	$6,391
5 Yr. U.S. Treasury Notes Futures	September 2011	16	2,608,164	11,719
Russell 2000 Mini Index Futures	September 2011	8	660,320	30,136
S&P 500 Emini Index Futures	September 2011	10	657,750	16,720
S&P MidCap 400 Emini Index Futures	September 2011	4	390,600	6,173
Ultra Long U.S. Treasury Bond Futures	September 2011	3	378,750	5,399

				76,538

Short Futures:
10 Yr. U.S. Treasury Notes Futures	September 2011	15	1,834,922	26,703
DJ Euro Stoxx 50 Index Future	September 2011	2	82,583	(3,668)
FTSE 100 Index Futures	September 2011	1	94,761	(3,500)
S&P 500 Emini Index Futures	September 2011	4	263,100	(7,255)

				12,280

				$88,818

The Fund was invested in the following countries as of June 30, 2011:

Percentage (based
on Total
Country	Investments)
United States	70.2%
United Kingdom	5.1%
Germany	3.0%
Japan	2.6%
France	2.5%
Canada	2.0%
China	1.9%
Switzerland	1.8%
Brazil	1.1%
Netherlands	1.1%
Hong Kong	0.9%
India	0.8%
Taiwan	0.7%
Spain	0.6%
South Korea	0.5%
Australia	0.5%
Korea	0.4%
Russia	0.4%
Italy	0.3%
Trinidad	0.3%
Bermuda	0.3%
Mexico	0.3%
South Africa	0.3%
Philippines	0.2%
Singapore	0.2%
Sweden	0.2%
Argentina	0.2%
Hungary	0.2%
Chile	0.2%
Denmark	0.2%
Panama	0.1%
Cayman Islands	0.1%
Luxembourg	0.1%
Israel	0.1%
Colombia	0.1%
Indonesia	0.1%
Netherlands Antilles	0.1%
Ireland	0.1%
Thailand	0.1%
Virgin Islands (British)	0.1%
Maylasia	0.0%
Honduras	0.0%
Egypt	0.0%
Peru	0.0%
Finland	0.0%
Belize	0.0%
Lebanon	0.0%
Venezuela	0.0%
Uruguay	0.0%
Poland	0.0%
Slovenia	0.0%
Grenada	0.0%
Dominican Republic	0.0%
Vietnam	0.0%

100.0%

See accompanying Notes to Investment Portfolios | 29

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Total Return Fund

			Percentage (based
			on Total
Industry	Domestic	Foreign	Investments)
Energy	4.6%	2.5%	7.1%
Materials	1.8%	3.9%	5.7%
Capital Goods	2.1%	3.3%	5.4%
Software & Services	3.5%	1.4%	4.9%
Pharmaceuticals, Biotechnology & Life Sciences	3.5%	0.9%	4.4%
Diversified Financials	3.2%	0.7%	3.9%
Banks	0.6%	2.9%	3.5%
Food, Beverage & Tobacco	1.9%	1.1%	3.0%
Insurance	1.6%	1.2%	2.8%
Telecommunication Services	1.2%	1.3%	2.5%
Technology Hardware & Equipment	1.9%	0.5%	2.4%
Health Care Equipment & Services	1.6%	0.6%	2.2%
Utilities	1.3%	0.6%	1.9%
Media	1.7%	0.1%	1.8%
Semiconductors & Semiconductor Equipment	1.0%	0.8%	1.8%
Retailing	1.3%	0.1%	1.4%
Household & Personal Products	0.7%	0.6%	1.3%
Automobiles & Components	0.0%	1.2%	1.2%
Commercial & Professional Services	0.5%	0.4%	0.9%
Real Estate	0.5%	0.4%	0.9%
Food & Staples Retailing	0.2%	0.6%	0.8%
Consumer Services	0.5%	0.2%	0.7%
Transportation	0.3%	0.2%	0.5%
Consumer Durables & Apparel	0.2%	0.3%	0.5%

			61.5%

Percentage (based
on Total
Sector	Investments)
Agency Mortgage Backed	9.6%
Corporate Notes	8.7%
U.S. Treasuries	5.2%
Non-Agency Collateralized Mortgage Backed Securities	2.1%
Agency Collateralized Mortgage Obligations	0.9%
Sovereign Bonds	0.7%
Asset Backed	0.3%
Municipal Bonds and Notes	0.2%
Non-Agency Collateralized Mortgage Obligations	0.1%

27.8%

Percentage (based
on Total
Other Instruments	Investments)
Right	0.0%
Other Investments	2.2%
Registered Investment Company	8.5%

10.7%

100.0%

30 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2011	Highland Government Securities Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 85.8%
AGENCY MORTGAGE BACKED - 0.5%
	Federal Home Loan Mortgage Corp.
1,285	6.50%, 04/01/31	1,457
268	7.00%, 12/01/26	310
451	7.00%, 02/01/30	523
85	7.50%, 09/01/11	85
169	7.50%, 09/01/11	172
96	7.50%, 10/01/11	97
936	7.50%, 11/01/11	941
1,399	7.50%, 04/01/12	1,407
	Federal National Mortgage Assoc.
158,000	5.00% TBA(a)	169,529
41,853	6.00%, 06/01/35	46,643
35,227	7.50%, 12/01/23	40,779
690	9.00%, 05/01/21	814
2,165	9.00%, 07/01/21	2,181
3,147	9.00%, 07/01/21	3,713
3,046	9.00%, 07/01/21	3,594
	Government National Mortgage Assoc.
1,991	8.50%, 05/15/21	2,023
1,123	8.50%, 10/15/22	1,342
161,001	9.00%, 07/15/16	182,655

	Total Agency Mortgage Backed (Cost $439,062)	458,265

ASSET BACKED - 0.2%
	Bear Stearns Asset Backed Securities Trust
	(Series 2003-ABF1) (Class A)
1,620	0.56%, 01/25/34(b)	1,227
	Residential Asset Securities Corp.
	(Series 2003-KS9) (Class A2B)
328,272	0.83%, 11/25/33(b)	161,587

	Total Asset Backed (Cost $330,678)	162,814

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
	Residential Accredit Loans, Inc.
	(Series 2004-QA1) (Class A2)
77,029	0.49%, 03/25/34(b)	61,847
	Thornburg Mortgage Securities Trust
	(Series 2003-2) (Class A1)
73,741	0.87%, 04/25/43(b)	68,351

	Total Non-Agency Collateralized Mortgage Obligations (Cost $150,770)	130,198

U.S. TREASURIES - 85.0%
	U.S. Treasury Bond
7,439,100	4.75%, 02/15/41	7,908,693
	U.S. Treasury Notes
6,172,000	1.00%, 09/30/11	6,187,430
7,000,000	1.13%, 12/15/11	7,033,362
38,134,800	2.00%, 04/30/16(c)	38,718,911
16,384,700	3.13%, 05/15/21	16,341,215
1,000,000	4.75%, 05/31/12	1,041,524
500,000	4.88%, 02/15/12	514,785

	Total U.S. Treasuries (Cost $77,605,239)	77,745,920

	Total Bonds & Notes (Cost $78,525,749)	78,497,197

Shares
Other Investments - 0.3%
316,470	GEI Investment Fund(d)	319,634

	Total Other Investments (Cost $316,470)	319,634

Registered Investment Company - 13.8%
12,591,802	Federated Prime Obligations Fund(c)	12,591,802

	Total Registered Investment Company (Cost $12,591,802)	12,591,802

Total Investments - 99.9% (Cost $91,434,021)		91,408,633

Other Assets & Liabilities, Net - 0.1%		104,473

Net Assets - 100.0%		91,513,106

(a)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect at June 30, 2011.

(c)	At June 30, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(d)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

TBA	To be announced
See accompanying Notes to Investment Portfolio | 31

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Government Securities Fund
The Fund had the following futures contracts open at June 30, 2011:

		Number		Unrealized
	Expiration	of	Notional	Appreciation
Description	Date	Contracts	Value	(Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes Futures	September 2011	156	$34,217,625	$78,790
10 Yr. U.S. Treasury Notes Futures	September 2011	4	489,313	239
Ultra Long U.S. Treasury Bond Futures	September 2011	30	3,787,500	(117,895)

				(38,866)

Short Futures:
5 Yr. U.S. Treasury Notes Futures	September 2011	90	10,727,578	(53,685)

				$(92,551)

32 | See accompanying Notes to Investment Portfolio

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2011	Highland Short Term Government Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 96.3%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.5%
	Federal Home Loan Mortgage Corp. REMIC
	(Series 2126) (Class YI)
126,689	6.50%, 02/15/14(a)	7,520
	(Series 2412) (Class OF)
248,608	1.22%, 12/15/31(b)	251,840
	(Series 2815) (Class YL)
71,328	8.00%, 01/15/34	71,464
	Federal National Mortgage Assoc. REMIC
	(Series 2003-35) (Class QA)
7,321,624	0.10%, 05/25/18(a)(b)	13,754
	(Series 2003-63) (Class X2)
2,428,446	1.41%, 07/25/44(a)	119,032
	(Series 2010-16) (Class PA)
1,057,147	4.50%, 02/25/40	1,122,348
	(Series 2010-16) (Class PI)
634,288	5.00%, 02/25/40(a)	126,192
	Government National Mortgage Assoc.
	(Series 2010-107) (Class GI)
550,716	4.50%, 02/20/38(a)	99,366
	(Series 2010-30) (Class PI)
760,717	4.50%, 03/20/38(a)	131,649
	(Series 2010-4) (Class SP)
585,329	6.31%, 01/16/39(a)(b)	99,502
	(Series 2010-44) (Class BI)
720,413	4.50%, 04/20/38(a)	126,333
	(Series 2011-5) (Class IM)
954,475	4.50%, 01/20/40(a)	167,140
	Vendee Mortgage Trust
	(Series 2003-2) (Class IO)
2,593,938	0.85%, 05/15/33(a)(b)	77,667
	(Series 2010-1) (Class DI)
3,475,707	0.38%, 04/15/40(a)(b)	75,075
	(Series 2011-1) (Class IO)
926,323	0.58%, 09/15/46(a)(b)	34,035

	Total Agency Collateralized Mortgage Obligations (Cost $2,353,479)	2,522,917

AGENCY MORTGAGE BACKED - 16.1%
	Federal Home Loan Mortgage Corp.
60,784	7.00%, 11/01/31	70,622
73,534	7.00%, 04/01/36	85,678
8,912	7.50%, 01/01/16	9,281
8,000	7.50%, 01/01/27	9,311
92,423	7.50%, 08/01/30	108,107
23,914	8.50%, 05/01/20	23,879
52,732	8.50%, 11/01/20	60,436
	Federal National Mortgage Assoc.
163,265	2.04%, 05/01/33(b)	165,593
157,348	2.17%, 06/01/33(b)	164,307
20,623	2.43%, 06/01/33(b)	21,524
46,565	2.44%, 12/01/32(b)	48,505
38,165	2.54%, 06/01/33(b)	39,957
9,599	2.62%, 06/01/33(b)	9,922
21,449	2.65%, 07/01/33(b)	21,525
120,155	2.71%, 07/01/33(b)	126,336
1,580,158	6.00%, 10/01/38	1,738,771
32,312	7.00%, 03/01/17	35,895
14,445	7.00%, 05/01/17	16,004
25,562	7.00%, 07/01/17	28,396
108,311	7.00%, 03/01/29	125,426
12,928	7.00%, 06/01/31	14,975
5,122	7.00%, 01/01/32	5,924
180,677	7.00%, 12/01/32	208,971
13,725	7.00%, 04/01/33	15,849
56,090	7.00%, 11/01/33	64,768
5,006	7.00%, 03/01/34	5,807
15,866	7.00%, 06/01/34	18,276
20,690	7.00%, 01/01/35	23,832
44,237	7.00%, 05/01/35	50,952
72,149	7.00%, 05/01/35	83,101
59,932	7.00%, 01/01/36	69,030
94,551	7.00%, 04/01/36	108,909
3,033,760	7.00%, 04/01/37	3,494,478
14,481	7.50%, 04/01/16	16,048
50,318	7.50%, 10/01/30	59,056
40,448	7.50%, 01/01/31	47,518
225,388	7.50%, 04/01/31	264,995
111,325	7.50%, 06/01/32	130,978
22,397	7.50%, 07/01/32	26,351
8,421	7.50%, 04/01/33	9,913
3,223	7.50%, 11/01/33	3,794
43,531	7.50%, 03/01/34	51,245
43,379	7.50%, 05/01/34	50,806
62,516	8.00%, 03/01/22	72,847
66,457	8.00%, 04/01/23	77,476
14,421	8.00%, 01/01/30	16,933
8,536	8.00%, 11/01/33	10,043
60,831	8.50%, 02/01/18	65,871
47,665	8.50%, 01/01/25	56,258
9,082	8.50%, 06/01/28	10,720
27,634	8.50%, 08/01/29	32,476
82,206	8.50%, 08/01/30	97,200
34,215	8.50%, 07/01/31	40,562
52,373	9.00%, 12/01/24	58,875
268,058	9.00%, 03/01/31	319,067
18,323	9.50%, 09/01/21	21,743
75,046	9.75%, 02/01/21	82,977
	Government National Mortgage Assoc.
21,892	7.00%, 12/15/18	24,023
27,207	7.00%, 11/15/23	31,598
68,571	7.00%, 03/15/31	80,365
37,969	7.00%, 05/15/32	44,437
554	7.50%, 12/15/12	554
18,942	7.50%, 12/15/18	20,864
73,441	7.50%, 12/15/19	83,821
14,911	7.50%, 06/15/23	17,450
49,868	7.50%, 01/15/25	58,451
71,719	8.00%, 07/15/17	82,162

	Total Agency Mortgage Backed (Cost $8,802,178)	9,141,824

ASSET BACKED - 7.8%
	Ally Master Owner Trust
	(Series 2010-3) (Class C)
250,000	3.87%, 04/15/15(c)	259,145
See accompanying Notes to Investment Portfolios | 33

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Short Term Government Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
ASSET BACKED — (continued)
	Ford Credit Floorplan Master Owner Trust
	(Series 2010-1) (Class C)
1,000,000	2.92%, 12/15/14(b)(c)	1,016,700
	GSAMP Trust
	(Series 2006-SD2) (Class A1)
21,966	0.37%, 05/25/46(b)(c)	21,837
	Hertz Vehicle Financing LLC
	(Series 2009-2A) (Class A2)
2,575,000	5.29%, 03/25/16(c)	2,826,189
	(Series 2010-1A) (Class B1)
250,000	5.02%, 02/25/15(c)	265,853
	Residential Asset Securities Corp.
	(Series 2003-KS9) (Class A2B)
65,654	0.83%, 11/25/33(b)	32,317

	Total Asset Backed (Cost $4,230,564)	4,422,041

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 9.2%
	Banc of America Commercial Mortgage, Inc.
	(Series 2005-6) (Class A4)
200,000	5.20%, 09/10/47(b)	218,441
	Banc of America Large Loan, Inc.
	(Series 2006-BIX1) (Class A2)
120,955	0.38%, 10/15/19(b)(c)	119,892
	Commercial Mortgage Pass Through Certificates
	(Series 2007-FL14) (Class AJ)
1,000,000	0.45%, 06/15/22(b)(c)	911,806
	Greenwich Capital Commercial Funding Corp.
	(Series 2007-GG11) (Class A2)
735,000	5.60%, 12/10/49	767,553
	JP Morgan Chase Commercial Mortgage Securities Corp.
	(Series 2005-CB11) (Class A4)
434,000	5.34%, 08/12/37(b)	472,909
	LB-UBS Commercial Mortgage Trust
	(Series 2005-C5) (Class A4)
500,000	4.95%, 09/15/30	540,781
	Morgan Stanley Capital I
	(Series 2004-T13) (Class A4)
200,000	4.66%, 09/13/45	211,715
	(Series 2005-IQ9) (Class A5)
300,000	4.70%, 07/15/56	316,866
	Wachovia Bank Commercial Mortgage Trust
	(Series 2005-C21) (Class A4)
1,500,000	5.20%, 10/15/44(b)	1,637,095

	Total Non-Agency Collateralized Mortgage Backed Securities (Cost $5,160,581)	5,197,058

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
	Residential Accredit Loans, Inc.
	(Series 2004-QA1) (Class A2)
31,912	0.49%, 03/25/34(b)	25,622

	Total Non-Agency Collateralized Mortgage Obligations (Cost $31,912)	25,622

U.S. TREASURIES - 58.7%
	U.S. Treasury Bond
242,000	4.75%, 02/15/41	257,276
	U.S. Treasury Notes
1,193,000	0.50%, 05/31/13	1,194,445
8,355,500	0.63%, 12/31/12	8,391,078
3,830,000	0.63%, 04/30/13	3,844,347
1,000,000	1.00%, 08/31/11	1,001,719
1,544,100	1.38%, 02/15/12	1,556,224
4,411,100	1.38%, 10/15/12	4,472,441
3,490,000	1.38%, 01/15/13(d)	3,544,531
2,008,000	1.75%, 05/31/16	2,011,448
5,112,800	2.00%, 04/30/16	5,191,113
1,760,000	3.13%, 05/15/21	1,755,329

	Total U.S. Treasuries (Cost $33,083,392)	33,219,951

	Total Bonds & Notes (Cost $53,662,106)	54,529,413

Short-Term Investments - 1.4%
	U.S. Treasury Bill
800,000	0.01%, 09/01/11(e)	799,990

	Total Short-Term Investments (Cost $799,986)	799,990

Shares
Other Investments - 0.1%
73,521	GEI Investment Fund(f)	74,256

	Total Other Investments (Cost $73,521)	74,256

Registered Investment Company - 1.8%
1,021,742	Federated Prime Obligations Fund	1,021,742

	Total Registered Investment Company (Cost $1,021,742)	1,021,742

Total Investments - 99.6% (Cost $55,557,355)		56,425,401

Other Assets & Liabilities, Net - 0.4%		205,783

Net Assets - 100.0%		56,631,184

34 | See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Short Term Government Fund

(a)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value the “interest only” holding.

(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect at June 30, 2011.

(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2011, these securities amounted to $5,421,422 or 9.6% of net assets.

(d)	At June 30, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(e)	Coupon amount represents effective yield at time of purchase.

(f)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.
REMIC Real Estate Mortgage Investment Conduit
The Fund had the following futures contracts open at June 30, 2011:

		Number		Unrealized
	Expiration	of	Notional	Appreciation
Description	Date	Contracts	Value	(Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes Futures	September 2011	50	$10,967,188	$(4,637)

Short Futures:
5 Yr. U.S. Treasury Notes Futures	September 2011	23	2,741,492	(13,719)
Ultra Long U.S. Treasury Bond Futures	September 2011	4	505,000	6,606
10 Yr. U.S. Treasury Notes Futures	September 2011	82	10,030,906	(46,460)

				(53,573)

				$(58,210)

See accompanying Notes to Investment Portfolios | 35

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2011	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds and Notes - 98.1%
ARIZONA - 1.3%
	Pima County Industrial Development Authority
500,000	5.75%, 09/01/29	503,785

ARKANSAS - 0.8%
	Arkansas Development Finance Authority
	(Insured: FHA-VA MTGS)
315,000	8.38%, 07/01/11	315,000

CALIFORNIA - 4.0%
	Los Angeles Harbor Department
1,160,000	5.00%, 08/01/26	1,240,121
	Sacramento Municipal Utility District
38,000	6.80%, 10/01/19	44,845
220,000	9.00%, 04/01/13	242,282

		1,527,248

COLORADO - 0.1%
	City of Colorado Springs Co.
35,000	8.50%, 11/15/11	36,031

CONNECTICUT - 7.8%
	City of New Haven CT
	(Insured: AMBAC)
1,000,000	5.38%, 12/01/12	1,058,040
	Connecticut State Health & Educational Facility Authority
	(Insured: GO OF AUTH)
135,000	7.00%, 07/01/12	138,897
	State of Connecticut
500,000	5.00%, 01/01/22	583,825
	Town of Fairfield CT
1,000,000	5.00%, 01/01/21	1,192,270

		2,973,032

DISTRICT OF COLUMBIA - 1.4%
	District of Columbia
500,000	5.00%, 04/01/30(a)	538,290

FLORIDA - 3.1%
	City of Gainesville FL
90,000	8.13%, 10/01/14	101,478
	City of Tampa FL
615,000	5.00%, 10/01/26	623,813
	Jacksonville Health Facilities Authority
200,000	11.50%, 10/01/12	227,642
	State of Florida
185,000	10.00%, 07/01/14	208,893

		1,161,826

GEORGIA - 5.8%
	City of Atlanta GA
	(Insured: AGM)
500,000	5.75%, 11/01/30	555,980
	Municipal Electric Authority of Georgia
1,000,000	5.25%, 01/01/19	1,137,640
	State of Georgia
500,000	4.50%, 01/01/29	523,280

		2,216,900

HAWAII - 4.7%
	State of Hawaii
1,135,000	5.25%, 07/01/24	1,205,960
	(Insured: AGM)
500,000	5.75%, 02/01/14	560,095

		1,766,055

IDAHO - 3.1%
	Idaho Housing & Finance Assoc.
1,000,000	5.00%, 07/15/17	1,162,700

INDIANA - 2.9%
	Indiana Municipal Power Agency
500,000	5.50%, 01/01/27	538,720
	Indiana Toll Road Commission
485,000	9.00%, 01/01/15	565,913

		1,104,633

IOWA - 0.6%
	City of Muscatine IA
215,000	9.70%, 01/01/13	233,479

KENTUCKY - 2.7%
	Kentucky Economic Development Finance Authority
500,000	6.00%, 06/01/30	499,965
	Kentucky State Property & Building Commission
	(Insured: AGC)
500,000	5.25%, 02/01/27	532,725

		1,032,690

MAINE - 1.5%
	Maine Health & Higher Educational Facilities Authority
	(Insured: ST RES FD GTY)
500,000	5.25%, 07/01/21	552,750

MARYLAND - 1.6%
	State of Maryland
500,000	5.00%, 11/01/18	598,265

MASSACHUSETTS - 1.8%
	Commonwealth of Massachusetts
	(AGM-CR Insured)
500,000	5.25%, 12/15/12	535,500
	Massachusetts Port Authority
120,000	13.00%, 07/01/13	135,266

		670,766

MICHIGAN - 2.7%
	City of Detroit MI
	(Insured: AGM)
500,000	5.25%, 07/01/22	525,575
	Lansing Board of Water & Light
500,000	5.00%, 07/01/37	502,340

		1,027,915

36 | See accompanying Notes to Investment Portfolio

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds and Notes — (continued)
MINNESOTA - 1.6%
	City of St Cloud MN
500,000	5.13%, 05/01/30	501,545
	Western Minnesota Municipal Power Agency
85,000	6.63%, 01/01/16	96,843

		598,388

MISSISSIPPI - 1.5%
	State of Mississippi
500,000	5.50%, 09/01/14	570,325

MISSOURI - 6.0%
	Missouri Highway & Transportation Commission
1,500,000	5.00%, 05/01/21	1,749,870
	Missouri Joint Municipal Electric Utility Commission
500,000	5.75%, 01/01/29	529,290

		2,279,160

NEW JERSEY - 2.9%
	Atlantic County Improvement Authority
	(Insured: AMBAC)
65,000	7.40%, 03/01/12	67,954
	(Insured: NATL-RE)
175,000	7.40%, 07/01/16	200,284
	New Jersey State Turnpike Authority
	(Insured: AMBAC-TCRS)
15,000	6.50%, 01/01/16	16,845
	(Insured: AMBAC-TCRS)
40,000	6.50%, 01/01/16	44,664
	(Insured: AMBAC-TCRS-BNY)
195,000	6.50%, 01/01/16	218,991
	New Jersey Transportation Trust Fund Authority
	(Insured: AGM)
500,000	5.75%, 12/15/12	535,405

		1,084,143

NEW MEXICO - 2.3%
	New Mexico Finance Authority
500,000	5.00%, 06/15/18	591,785
250,000	5.00%, 12/15/26	265,755

		857,540

NEW YORK - 7.2%
	Brooklyn Arena Local Development Corp.
500,000	6.00%, 07/15/30	510,345
	New York State Dormitory Authority
500,000	6.50%, 12/01/21	518,960
440,000	7.38%, 07/01/16	518,250
	New York State Urban Development Corp.
1,000,000	5.50%, 01/01/19	1,171,630

		2,719,185

NORTH CAROLINA - 5.9%
	City of Charlotte NC
500,000	5.00%, 06/01/23	578,880
	County of Wake NC
500,000	5.00%, 03/01/21	593,855
	Raleigh Durham Airport Authority
1,000,000	5.00%, 05/01/28	1,049,370

		2,222,105

OHIO - 0.7%
	Kent State University
	(Insured: AGC)
250,000	5.00%, 05/01/30	254,353

PENNSYLVANIA - 5.3%
	Allegheny County Hospital Development Authority
145,000	7.38%, 07/01/12	149,692
	City of Philadelphia PA
	(Insured: NATL-RE)
250,000	6.25%, 08/01/12	265,062
	(Insured: NATL-RE)
310,000	7.00%, 05/15/20	382,642
	Pennsylvania Turnpike Commission
500,000	0.00%, 12/01/34	390,720
	Philadelphia Authority for Industrial Development
500,000	5.25%, 09/01/36	394,640
	Pittsburgh Water & Sewer Authority
	(Insured: FGIC)
400,000	7.25%, 09/01/14	442,172

		2,024,928

RHODE ISLAND - 1.4%
	Rhode Island Health & Educational Building Corp.
500,000	6.25%, 09/15/34	531,735

SOUTH CAROLINA - 4.1%
	Charleston Educational Excellence Finance Corp.
500,000	5.25%, 12/01/27	516,415
	Grand Strand Water & Sewer Authority
	(Insured: AGM)
500,000	5.38%, 06/01/13	522,250
	Piedmont Municipal Power Agency
	(Insured: AGC)
500,000	5.75%, 01/01/34	519,625

		1,558,290

TENNESSEE - 1.5%
	County of Shelby TN
500,000	5.00%, 03/01/21	580,240

TEXAS - 4.6%
	City of Houston TX
500,000	5.25%, 11/15/31	533,470
	Frisco Independent School District
	(Insured: PSF-GTD)
500,000	0.00%, 08/15/19	396,215
	State of Texas
750,000	5.00%, 04/01/28	800,017

		1,729,702

See accompanying Notes to Investment Portfolio | 37

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds and Notes — (continued)
VIRGINIA - 2.7%
	Virginia Public School Authority
1,000,000	4.50%, 08/01/28	1,026,780

WISCONSIN - 4.5%
	State of Wisconsin
	(Insured: FGIC) Prerefunded @ 100
1,500,000	5.25%, 07/01/14	1,701,330

	Total Municipal Bonds and Notes (Cost $35,560,768)	37,159,569

Other Investments - 0.0%
2,848	GEI Investment Fund(b)	2,877

	Total Other Investments (Cost $2,848)	2,877

Shares
Registered Investment Company - 0.5%
198,812	Federated Prime Obligations Fund	198,812

	Total Registered Investment Company (Cost $198,812)	198,812

Total Investments - 98.6% (Cost $35,762,428)		37,361,258

Other Assets & Liabilities, Net - 1.4%		543,198

Net Assets - 100.0%		37,904,456

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect at June 30, 2011.

(b)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

BNY	The Bank of New York Mellon Corp.

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Corp.

FHA	Federal Housing Authority

GO OF AUTH	General Obligation of Authority

MTGS	Mortgages

NATL-RE	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

ST RES FD GTY	State Resource Fund Guaranty

TCRS	Temporary Custodial Receipts
38 | See accompanying Notes to Investment Portfolio

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 87.8%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
	Federal Home Loan Mortgage Corp. REMIC
	(Series 2852) (Class OJ)
2,021	0.00%, 09/15/34(a)(b)	1,785
	(Series 3862) (Class MI)
156,217	3.50%, 11/15/24(c)	20,897
	(Series 2647) (Class DI)
5,423	4.50%, 10/15/16(c)	43
	(Series 2645) (Class BI)
20,654	4.50%, 02/15/18(c)	1,375
	(Series 2643) (Class IM)
122,922	4.50%, 03/15/18(c)	9,746
	(Series 2590) (Class YQ)
13,911	5.00%, 05/15/17(c)	617
	(Series 2795) (Class IC)
15,488	5.00%, 07/15/17(c)	379
	(Series 2781) (Class CI)
26,119	5.00%, 11/15/17(c)	1,146
	(Series 2781) (Class IC)
45,432	5.00%, 05/15/18(c)	2,854
	(Series 2763) (Class JI)
92,142	5.00%, 10/15/18(c)	7,538
	(Series 2722) (Class PI)
9,187	5.00%, 06/15/28(c)	182
	(Series 3536) (Class IP)
70,554	5.00%, 02/15/38(c)	9,567
	(Series 3471) (Class Z)
127,232	5.00%, 05/15/38	136,344
	(Series 2682) (Class HI)
19,216	5.50%, 04/15/17(c)	452
	(Series 2631) (Class DI)
151,936	5.50%, 06/15/33(c)	31,898
	(Series 3806) (Class DS)
401,068	6.41%, 08/15/25(c)(d)	73,484
	(Series 1980) (Class IO)
2,087	7.50%, 07/15/27(c)	414
	(Series 33) (Class D)
751	8.00%, 04/15/20	818
	Federal Home Loan Mortgage Corp. STRIPS
	(Series 186) (Class PO)
1,384	0.00%, 08/01/27(a)(b)	1,134
	(Series 227) (Class IO)
178,601	5.00%, 12/01/34(c)	37,093
	(Series 147) (Class IO)
2,820	8.00%, 02/01/23(c)	548
	(Series 171) (Class IO)
2,861	8.00%, 07/01/24(c)	591
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	(Series T-58) (Class AIO)
1,103,971	0.08%, 09/25/43(c)(d)	9,906
	Federal National Mortgage Assoc.
	(Series 2003-W19) (Class 1IO2)
230,921	1.08%, 11/25/33(c)(d)	9,412
	Federal National Mortgage Assoc. REMIC
	(Series G92-68) (Class B)
1,905	0.00%, 12/25/22(a)(b)	1,714
	(Series 2003-89) (Class IO)
234,255	1.22%, 12/25/42(c)(d)	7,453
	(Series 2003-64) (Class KI)
11,828	4.50%, 05/25/18(c)	386
	(Series 2003-41) (Class BI)
32,448	5.00%, 08/25/17(c)	1,640
	(Series 2003-79) (Class HI)
47,312	5.00%, 10/25/22(c)	3,124
	(Series 2003-61) (Class IJ)
170,031	5.00%, 02/25/32(c)	17,951
	(Series 2007-109) (Class VZ)
113,599	5.00%, 10/25/35	116,654
	(Series 2008-67) (Class ZW)
103,196	5.00%, 07/25/38	109,174
	(Series 2008-67) (Class ZM)
129,210	5.00%, 08/25/38	137,706
	(Series 2010-21) (Class PI)
80,854	5.00%, 02/25/40(c)	13,703
	(Series 2010-98) (Class DI)
496,988	5.00%, 09/25/40(c)	84,296
	(Series 2002-94) (Class BZ)
167,401	5.50%, 01/25/33	184,696
	(Series 2008-61) (Class SB)
220,000	5.81%, 07/25/38(c)(d)	28,671
	(Series 1992-77) (Class K)
9	8.00%, 05/25/22(c)	204
	(Series 2003-90) (Class SL)
136,286	16.20%, 03/25/31(d)	159,629
	Federal National Mortgage Assoc. STRIPS
	(Series 354) (Class 1)
194,619	0.00%, 12/01/34(a)(b)	168,218
	(Series 362) (Class 2)
175,263	4.50%, 08/01/35(c)	25,986
	(Series 378) (Class 1)
219,948	4.50%, 01/01/36(c)	37,391
	(Series 387) (Class 2)
133,681	5.00%, 03/25/38(c)	25,629
	(Series 387) (Class 1)
128,938	5.00%, 05/25/38(c)	25,094
	(Series 346) (Class 2)
43,266	5.50%, 12/01/33(c)	9,300
	(Series 356) (Class 17)
39,023	6.00%, 01/01/35(c)	6,782
	(Series 356) (Class 21)
47,019	6.00%, 01/01/35(c)	8,426
	(Series 252) (Class 2)
20,552	7.50%, 11/01/23(c)	3,601
	(Series 237) (Class 2)
1,569	8.00%, 08/01/23(c)	305
	(Series 264) (Class 2)
9,962	8.00%, 07/01/24(c)	2,365
	(Series 12) (Class 2)
605	8.50%, 03/01/17(c)	90
See accompanying Notes to the Investment Portfolio | 39

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	(Series 7) (Class 2)
1,330	8.50%, 04/01/17(c)	206
	(Series 28) (Class 2)
232	8.50%, 01/01/18(c)	36
	(Series 150) (Class 2)
1,362	8.50%, 07/25/22(c)	352
	(Series 163) (Class 2)
1,934	8.50%, 07/25/22(c)	291
	(Series 137) (Class 2)
1,920	9.00%, 05/25/22(c)	357
	Government National Mortgage Assoc.
	(Series 2011-71) (Class MI)
455,505	4.50%, 04/16/34(c)	73,197
	(Series 2011-51) (Class NI)
249,288	4.50%, 10/20/37(c)	41,369
	(Series 2010-98) (Class PI)
485,787	4.50%, 10/20/37(c)	86,235
	(Series 2010-94) (Class PI)
400,782	4.50%, 12/20/37(c)	71,266
	(Series 2010-101) (Class GI)
243,581	4.50%, 02/20/38(c)	42,995
	(Series 2009-118) (Class YI)
123,350	4.50%, 05/20/38(c)	20,281
	(Series 2010-130) (Class PI)
282,645	4.50%, 08/16/39(c)	57,409
	(Series 2009-106) (Class VZ)
191,555	4.50%, 11/20/39	188,362
	(Series 2010-75) (Class KI)
235,207	5.00%, 12/20/35(c)	33,722
	(Series 2010-42) (Class IA)
274,135	5.00%, 10/20/37(c)	47,434
	(Series 2010-2) (Class QI)
178,468	5.00%, 01/20/38(c)	33,523
	(Series 2009-103) (Class IT)
192,142	5.00%, 09/20/38(c)	40,098
	(Series 2010-107) (Class SG)
562,723	5.96%, 02/20/38(c)(d)	92,489
	(Series 2007-17) (Class IC)
256,907	6.06%, 04/16/37(c)(d)	50,125
	(Series 2010-4) (Class SP)
678,803	6.31%, 01/16/39(c)(d)	115,392
	(Series 2010-101) (Class SD)
928,502	6.41%, 08/20/40(c)(d)	177,604
	Vendee Mortgage Trust
	(Series 2010-1) (Class DI)
797,895	0.38%, 04/15/40(c)(d)	17,235
	(Series 2011-1) (Class IO)
1,435,949	0.58%, 09/15/46(c)(d)	52,760

	Total Agency Collateralized Mortgage Obligations (Cost $2,457,998)	2,781,149

AGENCY MORTGAGE BACKED - 30.5%
	Federal Home Loan Mortgage Corp.
4,758	4.50%, 06/01/33	4,966
31,636	4.50%, 02/01/35	32,997
1,088,811	4.50%, 02/01/41	1,126,823
53,114	5.00%, 07/01/35	56,973
79,703	5.00%, 07/01/35	85,493
19,230	5.00%, 07/01/35	20,627
37,115	5.00%, 07/01/35	39,812
18,077	5.00%, 07/01/35	19,390
1,306,446	5.00%, 08/01/40	1,389,923
19,124	5.50%, 05/01/20	20,877
8,203	5.50%, 05/01/20	8,955
10,528	5.50%, 05/01/20	11,493
364,955	5.50%, 01/01/38	399,695
195,160	5.50%, 04/01/39	212,151
780	6.00%, 04/01/17	854
5,141	6.00%, 06/01/17	5,628
9,811	6.00%, 08/01/17	10,723
3,698	6.00%, 07/01/19	4,072
7,974	6.00%, 05/01/20	8,771
310	6.00%, 05/01/29	344
213	6.00%, 07/01/29	236
15,567	6.00%, 08/01/29	17,278
35,847	6.00%, 06/01/33	39,787
35,180	6.00%, 09/01/33	39,047
38,970	6.00%, 10/01/33	43,253
18,627	6.00%, 10/01/33	20,674
18,248	6.00%, 10/01/33	20,254
95,795	6.00%, 11/01/33	106,324
6,504	6.00%, 01/01/34	7,218
14,825	6.00%, 01/01/34	16,519
16,818	6.00%, 03/01/34	18,740
16,463	6.00%, 03/01/34	18,345
6,350	6.00%, 04/01/34	7,048
3,853	6.00%, 05/01/34	4,294
8,677	6.00%, 10/01/34	9,625
19,155	6.00%, 11/01/34	21,189
6,730	6.00%, 12/01/34	7,499
18,185	6.00%, 12/01/34	20,263
12,041	6.00%, 03/01/35	13,357
19,911	6.00%, 05/01/35	22,087
10,283	6.00%, 05/01/35	11,407
4,101	6.00%, 05/01/35	4,549
14,291	6.00%, 11/01/36	15,960
317,664	6.00%, 06/01/37	352,380
271,719	6.00%, 11/01/37	301,413
3,411	6.50%, 07/01/29	3,866
2,587	6.50%, 08/01/29	2,932
2,238	7.00%, 10/01/16	2,454
1,064	7.00%, 06/01/29	1,235
1,545	7.00%, 08/01/29	1,793
3,127	7.00%, 12/01/29	3,627
3,257	7.00%, 01/01/30	3,767
2,357	7.00%, 02/01/30	2,737
14,845	7.00%, 04/01/31	17,221
9,074	7.00%, 07/01/34	10,523
3,386	7.00%, 08/01/34	3,927
4,566	7.00%, 12/01/34	5,295
4,689	7.00%, 12/01/34	5,438
8,163	7.00%, 02/01/35	9,467
19,977	7.00%, 07/01/36	23,032
10,028	7.00%, 08/01/36	11,561
1,923	7.50%, 01/01/30	2,249
242	7.50%, 02/01/30	284
14,194	7.50%, 12/01/30	16,603
3,562	7.50%, 09/01/33	4,174
15,386	8.00%, 11/01/30	18,342
21,152	8.50%, 04/01/30	25,468
10,186	8.50%, 05/01/30	12,271
4,717	9.00%, 12/01/16	5,366
40 | See accompanying Notes to the Investment Portfolio

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
313	9.50%, 04/01/21	358
	Federal National Mortgage Assoc.
33,039	4.00%, 05/01/19	34,972
115,764	4.00%, 06/01/19	122,535
4,124,000	4.50%TBA(e)	4,267,697
40,692	4.50%, 05/01/18	43,555
39,361	4.50%, 05/01/19	42,119
35,129	4.50%, 05/01/19	37,590
67,237	4.50%, 05/01/19	71,948
37,166	4.50%, 05/01/19	39,770
10,334	4.50%, 06/01/19	11,058
23,636	4.50%, 02/01/20	25,285
69,610	4.50%, 08/01/20	74,465
29,086	4.50%, 07/01/33	30,381
17,193	4.50%, 08/01/33	17,958
31,332	4.50%, 04/01/34	32,693
770,208	4.50%, 10/01/39	798,481
412,210	4.50%, 02/01/40	427,212
962,732	4.50%, 09/01/40	997,771
800,827	4.50%, 10/01/40	829,974
61,291	5.00%, 07/01/20	66,415
106,739	5.00%, 03/01/34	114,095
19,969	5.00%, 10/01/34	21,335
27,649	5.00%, 06/01/35	29,697
50,060	5.00%, 06/01/35	53,768
32,650	5.00%, 06/01/35	35,069
61,275	5.00%, 07/01/35	65,813
23,012	5.00%, 07/01/35	24,573
18,752	5.00%, 07/01/35	20,141
77,940	5.00%, 07/01/35	83,226
21,069	5.00%, 08/01/35	22,498
49,451	5.00%, 03/01/39	53,173
56,678	5.00%, 04/01/39	60,734
41,887	5.00%, 04/01/39	44,806
42,490	5.00%, 04/01/39	45,372
62,500	5.00%, 05/01/39	66,602
835,200	5.00%, 08/01/40	889,231
454,353	5.00%, 11/01/40	483,746
680,427	5.00%, 11/01/40	724,446
2,774	5.32%, 03/01/37(d)	2,797
8,949	5.50%, 03/01/14	9,709
6,869	5.50%, 03/01/14	7,453
13,648	5.50%, 05/01/14	14,807
5,827	5.50%, 06/01/14	6,322
12,443	5.50%, 08/01/14	13,500
30,464	5.50%, 06/01/20	33,347
34,017	5.50%, 06/01/20	37,236
21,005	5.50%, 06/01/20	22,992
24,560	5.50%, 06/01/20	26,884
26,009	5.50%, 06/01/20	28,470
24,631	5.50%, 06/01/20	26,962
26,994	5.50%, 07/01/20	29,548
52,493	5.50%, 07/01/20	57,460
39,871	5.50%, 07/01/20	43,643
50,418	5.50%, 12/01/32	54,910
17,699	5.50%, 01/01/33	19,276
36,707	5.50%, 07/01/33	39,978
34,310	5.50%, 08/01/33	37,367
243,568	5.50%, 12/01/35	264,889
80,085	5.50%, 05/01/37	87,295
216,024	5.50%, 06/01/37	234,933
2,034	5.50%, 07/01/37	2,204
500,004	5.50%, 08/01/37	544,241
311,613	5.50%, 04/01/38	339,085
779,102	5.50%, 01/01/39	844,136
1,205	5.53%, 04/01/37(d)	1,281
2,469,000	6.00%TBA(e)	2,693,526
5,489	6.00%, 09/01/14	5,992
3,309	6.00%, 11/01/14	3,613
752	6.00%, 04/01/18	824
1,413	6.00%, 05/01/19	1,556
7,398	6.00%, 09/01/19	8,145
8,296	6.00%, 10/01/19	9,139
10,899	6.00%, 02/01/20	11,996
5,969	6.00%, 05/01/20	6,576
13,095	6.00%, 03/01/21	14,442
5,528	6.00%, 02/01/29	6,133
5,066	6.00%, 05/01/29	5,621
609	6.00%, 05/01/29	675
3,084	6.00%, 06/01/29	3,421
1,823	6.00%, 07/01/29	2,023
18,141	6.00%, 02/01/33	20,126
21,287	6.00%, 03/01/33	23,617
5,893	6.00%, 05/01/33	6,538
21,808	6.00%, 06/01/33	24,195
22,153	6.00%, 06/01/33	24,577
17,610	6.00%, 07/01/33	19,537
9,387	6.00%, 07/01/33	10,414
44,185	6.00%, 07/01/33	49,021
42,251	6.00%, 08/01/33	46,875
63,308	6.00%, 08/01/33	70,236
14,432	6.00%, 10/01/33	16,012
37,122	6.00%, 10/01/33	41,184
10,477	6.00%, 10/01/33	11,623
24,956	6.00%, 11/01/33	27,687
24,055	6.00%, 12/01/33	26,688
36,617	6.00%, 01/01/34	40,807
9,509	6.00%, 01/01/34	10,549
31,089	6.00%, 02/01/34	34,647
616,946	6.00%, 03/01/34	684,465
25,402	6.00%, 04/01/34	28,309
35,912	6.00%, 05/01/34	40,022
36,281	6.00%, 07/01/34	40,199
6,714	6.00%, 10/01/34	7,482
19,624	6.00%, 11/01/34	21,870
10,933	6.00%, 12/01/34	12,102
12,512	6.00%, 12/01/34	13,943
4,352	6.00%, 12/01/34	4,828
6,449	6.00%, 01/01/35	7,154
40,131	6.00%, 01/01/35	44,724
25,649	6.00%, 01/01/35	28,584
29,969	6.00%, 02/01/35	33,399
9,249	6.00%, 03/01/35	10,261
19,524	6.00%, 03/01/35	21,758
5,715	6.00%, 04/01/35	6,370
28,269	6.00%, 06/01/35	31,363
40,913	6.00%, 06/01/35	45,390
53,528	6.00%, 06/01/35	59,387
8,066	6.00%, 06/01/35	8,949
44,219	6.00%, 06/01/35	49,059
45,957	6.00%, 06/01/35	50,986
20,786	6.00%, 07/01/35	23,165
16,148	6.00%, 07/01/35	17,916
1,112,259	6.00%, 05/01/38	1,229,119
23,074	6.50%, 08/01/17	25,272
9,126	6.50%, 08/01/17	9,995
1,727	6.50%, 09/01/17	1,891
3,236	6.50%, 10/01/17	3,544
4,703	6.50%, 10/01/18	5,151
See accompanying Notes to the Investment Portfolio | 41

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
8,769	6.50%, 01/01/19	9,659
2,379	6.50%, 03/01/19	2,622
3,808	6.50%, 03/01/19	4,195
920	6.50%, 05/01/24	1,048
839	6.50%, 10/01/28	955
788	6.50%, 05/01/29	900
737	6.50%, 08/01/29	839
1,455	6.50%, 01/01/32	1,656
1,152	6.50%, 01/01/32	1,311
2,057	6.50%, 07/01/32	2,342
5,764	6.50%, 09/01/32	6,561
6,563	6.50%, 09/01/32	7,470
3,100	6.50%, 11/01/32	3,528
4,911	6.50%, 12/01/32	5,590
3,007	6.50%, 01/01/33	3,422
987	6.50%, 01/01/33	1,124
2,184	6.50%, 01/01/33	2,486
7,987	6.50%, 03/01/33	9,090
2,123	6.50%, 05/01/33	2,404
2,639	6.50%, 06/01/33	3,003
2,398	6.50%, 06/01/33	2,730
14,580	6.50%, 10/01/33	16,595
7,856	6.50%, 11/01/33	8,942
12,975	6.50%, 12/01/33	14,768
8,828	6.50%, 01/01/34	10,045
2,514	6.50%, 02/01/34	2,850
3,797	6.50%, 03/01/34	4,322
2,692	6.50%, 06/01/34	3,077
16,210	6.50%, 07/01/34	18,471
12,432	6.50%, 08/01/34	14,129
62,772	6.50%, 08/01/36	71,348
29,532	6.50%, 08/01/36	33,567
121	7.00%, 08/01/13	125
7,535	7.00%, 03/01/15	8,072
1,132	7.00%, 10/01/16	1,255
4,839	7.00%, 04/01/17	5,368
15,102	7.00%, 08/01/17	16,777
16,470	7.00%, 02/01/32	19,076
5,811	7.00%, 10/01/32	6,721
1,950	7.00%, 05/01/33	2,246
7,001	7.00%, 12/01/33	8,066
2,355	7.00%, 02/01/34	2,712
171	7.50%, 08/01/13	178
84	7.50%, 09/01/13	84
1,582	7.50%, 02/01/15	1,730
311	7.50%, 05/01/15	345
74	7.50%, 08/01/15	82
2,484	7.50%, 09/01/15	2,749
67	7.50%, 09/01/15	67
282	7.50%, 06/01/17	283
4,861	7.50%, 12/01/23	5,627
880	7.50%, 12/01/26	1,029
4,358	7.50%, 06/01/29	5,115
2,190	7.50%, 07/01/29	2,564
447	7.50%, 09/01/30	525
4,074	7.50%, 12/01/30	4,787
4,320	7.50%, 02/01/31	5,111
8,426	7.50%, 07/01/31	9,899
6,004	7.50%, 09/01/31	7,059
14,715	7.50%, 09/01/31	17,300
2,456	7.50%, 10/01/31	2,888
13,355	7.50%, 11/01/31	15,674
5,261	7.50%, 01/01/32	6,186
2,741	7.50%, 04/01/32	3,225
4,445	7.50%, 05/01/32	5,230
5,021	7.50%, 06/01/32	5,907
3,131	7.50%, 07/01/32	3,683
16,768	7.50%, 09/01/32	19,728
1,230	7.50%, 12/01/32	1,447
3,586	7.50%, 01/01/33	4,219
2,721	7.50%, 03/01/33	3,202
528	7.50%, 12/01/33	621
4,120	7.50%, 02/01/34	4,825
2,518	7.50%, 03/01/34	2,950
160	8.00%, 12/01/12	164
446	8.00%, 07/01/15	451
2,136	8.00%, 12/01/15	2,313
1,433	8.00%, 08/01/25	1,682
3,084	8.00%, 11/01/25	3,622
932	8.00%, 09/01/30	1,097
8,925	8.00%, 11/01/30	10,507
7,994	8.00%, 12/01/30	9,405
7,685	8.00%, 02/01/31	9,062
9,424	8.00%, 10/01/31	11,082
8,164	8.00%, 09/01/32	9,633
356	8.00%, 12/01/32	420
740	8.00%, 01/01/33	873
5,765	8.00%, 11/01/33	6,783
4,706	8.50%, 05/01/31	5,574
15	9.00%, 04/01/16	15
5,715	9.00%, 12/01/17	6,005
7,033	9.00%, 12/01/22	8,099
	Government National Mortgage Assoc.
2,200,000	4.50%TBA(e)	2,322,375
29,959	4.50%, 08/15/33	31,876
101,896	4.50%, 10/15/33	108,413
20,551	4.50%, 10/15/33	21,866
28,166	4.50%, 10/15/33	29,967
15,219	4.50%, 09/15/34	16,174
64,824	4.50%, 09/15/34	68,860
1,118,034	4.50%, 03/20/41	1,179,468
14,889	6.00%, 04/15/27	16,862
4,768	6.00%, 04/15/30	5,400
12,903	6.00%, 04/15/33	14,447
34,849	6.00%, 05/15/33	39,022
5,422	6.00%, 05/15/33	6,071
43,589	6.00%, 07/15/33	48,809
20,831	6.00%, 04/15/34	23,344
8,850	6.00%, 03/15/35	10,023
17,656	6.00%, 04/15/35	19,996
10,206	6.00%, 04/15/35	11,559
1,614	6.00%, 06/15/35	1,827
12,023	6.00%, 09/15/36	13,617
6,854	6.50%, 04/15/19	7,586
8,939	6.50%, 02/15/24	10,228
1,405	6.50%, 02/15/24	1,608
5,338	6.50%, 04/15/24	6,108
12,238	6.50%, 05/15/24	13,991
10,325	6.50%, 06/15/24	11,770
17,202	6.50%, 07/15/24	19,651
17,641	6.50%, 04/15/28	20,130
3,619	6.50%, 04/15/28	4,129
6,431	6.50%, 04/15/28	7,339
18,268	6.50%, 04/15/32	20,845
13,449	6.50%, 08/15/32	15,347
6,020	6.50%, 10/15/32	6,870
12,992	6.50%, 01/15/33	14,812
13,465	6.50%, 01/15/33	15,352
42 | See accompanying Notes to the Investment Portfolio

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
1,037	6.50%, 01/15/33	1,182
3,807	6.50%, 02/15/33	4,340
4,594	6.50%, 03/15/33	5,238
1,912	6.50%, 03/15/33	2,180
11,834	6.50%, 05/15/33	13,493
12,318	6.50%, 06/15/34	14,252
9,132	6.50%, 06/15/34	10,566
10,131	6.50%, 07/15/34	11,583
6,416	6.50%, 08/15/34	7,335
20,241	6.50%, 08/15/34	23,141
6,445	6.50%, 08/15/34	7,457
10,516	6.50%, 03/15/36	12,167
10,678	6.50%, 04/15/36	12,354
5,399	6.50%, 05/15/36	6,247
11,097	6.50%, 05/15/36	12,840
17,673	6.50%, 06/15/36	20,448
10,287	6.50%, 07/15/36	11,902
7,126	6.50%, 08/15/36	8,246
11,169	6.50%, 08/15/36	12,923
8,016	6.50%, 08/15/36	9,275
1,159	7.00%, 03/15/12	1,165
9,519	7.00%, 01/15/28	11,102
12,345	7.00%, 02/15/28	14,398
9,850	7.00%, 06/15/34	11,450
12,589	7.00%, 08/15/36	14,642
9,382	7.00%, 08/15/36	10,904
8,379	7.00%, 09/15/36	9,736
9,966	7.00%, 09/15/36	11,619
9,918	7.00%, 09/15/36	11,602
8,294	7.00%, 09/15/36	9,646
4,938	7.00%, 10/15/36	5,741
11,278	7.00%, 10/15/36	13,195
3,123	7.50%, 01/15/23	3,654
4,283	7.50%, 07/15/23	5,012
2,856	7.50%, 09/15/23	3,342
9,275	7.50%, 09/15/23	10,854
8,190	7.50%, 10/15/23	9,584
24,447	7.50%, 12/15/23	28,609
1,976	7.50%, 01/15/28	2,322
8,117	7.50%, 03/15/28	9,539
583	7.50%, 11/15/31	688
4,191	7.50%, 10/15/33	4,953
449	8.00%, 12/15/29	534
962	8.00%, 02/15/30	1,146
26,622	9.00%, 11/15/16	30,203
5,500	9.00%, 01/15/17	6,302
4,561	9.00%, 11/15/17	5,177
1,310	9.00%, 11/15/17	1,487
1,692	9.00%, 12/15/21	2,004

	Total Agency Mortgage Backed (Cost $28,833,153)	29,474,998

ASSET BACKED - 0.4%
	Bear Stearns Asset Backed Securities Trust
	(Series 2003-ABF1) (Class A)
10,564	0.56%, 01/25/34(d)	8,001
	Chase Funding Mortgage Loan Asset-Backed Certificates
	(Series 2003-6) (Class 1B)
25,927	5.75%, 11/25/34(d)(f)	15,320
	Citicorp Residential Mortgage Securities, Inc.
	(Series 2006-2) (Class A5)
110,000	6.04%, 09/25/36(g)	95,190
	Countrywide Asset-Backed Certificates
	(Series 2002-1) (Class A)
16,925	0.75%, 08/25/32(d)	10,846
	(Series 2003-BC2) (Class 2A1)
1,457	0.86%, 06/25/33(d)	1,344
	(Series 2003-BC1) (Class A1)
82,601	0.99%, 03/25/33(d)	64,115
	(Series 2002-6) (Class AV1)
2,668	1.12%, 05/25/33(d)	2,155
	Mid-State Trust
	(Series 6) (Class A3)
10,188	7.54%, 07/01/35(f)	10,326
	Popular ABS Mortgage Pass-Through Trust
	(Series 2005-5) (Class AF4)
100,000	5.30%, 11/25/35(g)	84,947
	Residential Asset Mortgage Products, Inc.
	(Series 2002-RS3) (Class AII1)
14,310	0.82%, 06/25/32(d)	11,747
	Residential Asset Securities Corp.
	(Series 2002-KS4) (Class AIIB)
5,340	0.69%, 07/25/32(d)	3,175
	(Series 2003-KS4) (Class AIIB)
22,340	0.77%, 06/25/33(d)	11,833
	Saxon Asset Securities Trust
	(Series 2004-2) (Class AF3)
93,669	5.23%, 08/25/35(d)	88,087

	Total Asset Backed (Cost $453,868)	407,086

CORPORATE NOTES - 27.2%
AUTOMOBILE MANUFACTURERS - 0.2%
	Chrysler Group LLC/CG Co-Issuer, Inc.
200,000	8.00%, 06/15/19(h)	197,500

AUTOMOBILES & COMPONENTS - 0.1%
	Visteon Corp.
96,000	6.75%, 04/15/19(h)	93,120

BANKS - 2.8%
	ABN Amro Bank NV
200,000	3.00%, 01/31/14(h)	204,434
	Banco de Credito del Peru
58,000	4.75%, 03/16/16(h)	57,710
	Banco do Brasil SA
200,000	5.88%, 01/26/22(h)	198,800
	Banco Mercantil del Norte SA
24,000	6.14%, 10/13/16(d)	24,060
	BanColombia SA
111,000	5.95%, 06/03/21(h)	113,220
20,000	6.13%, 07/26/20	20,374
	Bombardier, Inc.
88,000	7.75%, 03/15/20(h)	99,440
See accompanying Notes to the Investment Portfolio | 43

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
BANKS — (continued)
	Central American Bank for Economic Integration
140,000	5.38%, 09/24/14(h)	152,406
	CFG Investment
100,000	9.25%, 12/19/13	103,000
	European Investment Bank
300,000	4.88%, 01/17/17	340,360
	Ex-ImBank of Ukraine
100,000	7.65%, 09/07/11	101,375
	Finansbank A/S
400,000	5.50%, 05/11/16(h)	385,000
	First Horizon National Corp.
170,000	5.38%, 12/15/15	181,045
	Huntington Bancshares, Inc.
80,000	7.00%, 12/15/20	90,359
	ING Bank NV
209,000	4.00%, 03/15/16(h)	211,741
	KeyCorp
111,000	5.10%, 03/24/21	113,268
	Kreditanstalt fuer Wiederaufbau
232,000	3.50%, 03/10/14	247,380
31,000	4.50%, 07/16/18	34,374
	National Agricultural Cooperative Federation
38,000	4.25%, 01/28/16(h)	39,112

		2,717,458

CAPITAL GOODS - 1.0%
	Amsted Industries, Inc.
116,000	8.13%, 03/15/18(h)	122,380
	Cargill, Inc.
240,000	5.20%, 01/22/13(h)	255,269
96,000	6.00%, 11/27/17(h)	110,784
	Caterpillar, Inc.
166,000	3.90%, 05/27/21	166,360
	Danaher Corp.
110,000	2.30%, 06/23/16	110,041
22,000	3.90%, 06/23/21	21,958
	Textron, Inc.
152,000	6.20%, 03/15/15	168,793

		955,585

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
	Republic Services, Inc.
104,000	5.25%, 11/15/21	110,104
69,000	5.70%, 05/15/41	67,597

		177,701

CONSUMER DURABLES & APPAREL - 0.2%
	Hanesbrands, Inc.
135,000	6.38%, 12/15/20	131,625
	Levi Strauss & Co.
100,000	7.63%, 05/15/20	100,500

		232,125

CONSUMER SERVICES - 0.1%
	Wynn Las Vegas LLC
87,000	7.88%, 05/01/20	95,265

DIVERSIFIED FINANCIAL SERVICES - 0.8%
	HSBC Finance Corp.
477,000	6.68%, 01/15/21(h)	490,267
	Woodside Finance, Ltd.
269,000	4.50%, 11/10/14(h)	288,433

		778,700

DIVERSIFIED FINANCIALS - 3.7%
	Bank of America Corp.
500,000	5.42%, 03/15/17	510,699
305,000	5.63%, 07/01/20	315,470
110,000	6.50%, 08/01/16	122,812
	Citigroup, Inc.
340,000	5.00%, 09/15/14	356,569
106,000	5.13%, 05/05/14	113,690
	Credit Suisse AG
200,000	2.60%, 05/27/16(h)	199,752
	Goldman Sachs Capital I
115,000	6.35%, 02/15/34	109,068
	Goldman Sachs Group, Inc. (The)
166,000	3.63%, 02/07/16	167,979
129,000	3.70%, 08/01/15	131,480
54,000	5.38%, 03/15/20	55,859
138,000	6.00%, 06/15/20	148,745
242,000	6.15%, 04/01/18	263,744
112,000	6.75%, 10/01/37	112,341
	JP Morgan Chase Capital XXV
55,000	6.80%, 10/01/37	54,567
	JPMorgan Chase & Co.
110,000	3.15%, 07/05/16	110,800
52,000	5.13%, 09/15/14	56,235
	JPMorgan Chase Bank NA
250,000	6.00%, 10/01/17	278,183
	Merrill Lynch & Co., Inc.
209,000	6.88%, 04/25/18	231,559
	Societe Generale SA
110,000	5.25%, 04/15/21(h)	108,231
	UBS AG
109,000	5.88%, 07/15/16	119,694

		3,567,477

ENERGY - 3.0%
	Alpha Natural Resources, Inc.
97,000	6.00%, 06/01/19	97,243
	Anadarko Petroleum Corp.
224,000	6.20%, 03/15/40	227,787
194,000	6.95%, 06/15/19	226,948
	Arch Coal, Inc.
97,000	7.00%, 06/15/19(h)	97,243
	BP Capital Markets PLC
57,000	3.13%, 10/01/15	58,580
57,000	4.50%, 10/01/20	58,238
	Chesapeake Midstream Partners LP
135,000	5.88%, 04/15/21(h)	133,650
	Denbury Resources, Inc.
83,000	6.38%, 08/15/21	83,208
112,000	8.25%, 02/15/20	122,640
	Korea National Oil Corp.
100,000	5.38%, 07/30/14(h)	107,939
	NAK Naftogaz Ukraine
100,000	9.50%, 09/30/14	110,125
44 | See accompanying Notes to the Investment Portfolio

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
ENERGY — (continued)
	Noble Holding International, Ltd.
167,000	3.05%, 03/01/16	168,644
	ONEOK Partners LP
117,000	6.13%, 02/01/41	119,596
	Pacific Rubiales Energy Corp.
100,000	8.75%, 11/10/16(h)	113,250
	Pemex Project Funding Master Trust
10,000	6.63%, 06/15/35	10,590
30,000	6.63%, 06/15/38	31,610
	Petrobras International Finance Co.
101,000	3.88%, 01/27/16	103,355
	Petroleos de Venezuela SA
19,000	9.11%, 07/10/11(b)	19,086
	Petroleos Mexicanos
40,000	6.00%, 03/05/20	44,100
20,000	8.00%, 05/03/19	24,760
	Pioneer Natural Resources Co.
229,000	7.50%, 01/15/20	259,184
	Plains All American Pipeline LP
118,000	3.95%, 09/15/15	123,891
113,000	5.00%, 02/01/21	115,121
	Teck Resources, Ltd.
55,000	3.15%, 01/15/17	55,105
110,000	4.75%, 01/15/22	110,514
	TNK-BP Finance SA
25,000	7.25%, 02/02/20(h)	27,750
	Transocean, Inc.
35,000	6.00%, 03/15/18	38,805
23,000	6.80%, 03/15/38	24,774
	Weatherford International Ltd.
110,000	5.13%, 09/15/20	112,517
	Williams Cos, Inc. (The)
22,000	7.50%, 01/15/31	25,228
	Williams Partners LP
55,000	4.13%, 11/15/20	52,895

		2,904,376

FOOD & STAPLES RETAILING - 0.4%
	CVS Caremark Corp.
61,000	3.25%, 05/18/15	63,366
58,000	5.75%, 06/01/17	65,227
	Ingles Markets, Inc.
264,000	8.88%, 05/15/17	283,800

		412,393

FOOD, BEVERAGE & TOBACCO - 1.8%
	Alliance One International, Inc.
155,000	10.00%, 07/15/16	150,350
	Anheuser-Busch InBev Worldwide, Inc.
172,000	3.63%, 04/15/15	182,132
156,000	5.38%, 11/15/14(h)	173,590
	Archer-Daniels-Midland Co.
316,000	5.75%, 03/01/41	334,695
	Kraft Foods, Inc.
114,000	4.13%, 02/09/16	122,028
387,000	5.38%, 02/10/20	423,802
114,000	6.50%, 02/09/40	127,062
	Philip Morris International, Inc.
222,000	2.50%, 05/16/16	222,583

		1,736,242

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
	Fresenius Medical Care US Finance, Inc.
10,000	5.75%, 02/15/21(h)	9,850
	HCA, Inc.
93,000	9.25%, 11/15/16	99,161
	Roche Holdings, Inc.
18,000	6.00%, 03/01/19(h)	20,771
	UnitedHealth Group, Inc.
86,000	5.80%, 03/15/36	87,078

		216,860

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	Reynolds Group Issuer, Inc.
100,000	7.75%, 10/15/16(h)	104,750

INSURANCE - 1.4%
	American International Group, Inc.
168,000	5.85%, 01/16/18	176,267
	AON Corp.
133,000	3.13%, 05/27/16	132,716
	Chubb Corp.
40,000	6.38%, 03/29/67(d)	41,600
	Nationwide Mutual Insurance Co.
49,000	7.88%, 04/01/33(h)	52,688
22,000	9.38%, 08/15/39(h)	27,373
	Protective Life Corp.
195,000	8.45%, 10/15/39	215,495
	Prudential Financial, Inc.
111,000	3.00%, 05/12/16	110,145
51,000	5.38%, 06/21/20	53,824
72,000	5.40%, 06/13/35	66,170
110,000	5.63%, 05/12/41	102,083
	Reinsurance Group of America, Inc.
166,000	5.00%, 06/01/21	164,547
	Willis Group Holdings PLC
110,000	4.13%, 03/15/16	112,268
	XL Group PLC
138,000	6.50%, 12/29/49(d)	127,995

		1,383,171

MATERIALS - 1.3%
	ArcelorMittal
77,000	3.75%, 03/01/16	77,943
275,000	5.50%, 03/01/21	275,941
	Boise Paper Holdings LLC
93,000	8.00%, 04/01/20	98,115
	Corp Nacional del Cobre de Chile
113,000	3.75%, 11/04/20(h)	107,923
22,000	5.63%, 09/21/35(h)	22,417
	Georgia-Pacific LLC
62,000	5.40%, 11/01/20(h)	63,301
	Inversiones CMPC SA
20,000	4.75%, 01/19/18(h)	20,081
	Lyondell Chemical Co.
100,000	8.00%, 11/01/17(h)	111,500
See accompanying Notes to the Investment Portfolio | 45

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
MATERIALS — (continued)
	Southern Copper Corp.
153,000	5.38%, 04/16/20	157,483
141,000	6.75%, 04/16/40	137,871
	Xstrata Finance Canada, Ltd.
171,325	5.80%, 11/15/16(h)	192,089

		1,264,664

MEDIA - 2.0%
	CCO Holdings LLC
56,000	7.88%, 04/30/18	59,290
68,000	8.13%, 04/30/20	73,780
	Cinemark USA, Inc.
58,000	7.38%, 06/15/21(h)	58,000
	COX Communications, Inc.
127,000	6.25%, 06/01/18(h)	145,666
	DIRECTV Holdings LLC
113,000	3.55%, 03/15/15	118,165
50,000	4.75%, 10/01/14	54,773
	Globo Comunicacao e Participacoes SA
100,000	6.25%, 07/20/49(g)(h)	105,250
	News America, Inc.
191,000	4.50%, 02/15/21(h)	188,864
165,000	6.65%, 11/15/37	177,398
	Time Warner Cable, Inc.
73,000	5.00%, 02/01/20	75,975
254,000	6.75%, 07/01/18	294,980
64,000	7.50%, 04/01/14	73,778
	Time Warner, Inc.
215,000	3.15%, 07/15/15	222,557
154,000	5.88%, 11/15/16	176,234
129,000	6.20%, 03/15/40	132,605

		1,957,315

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
	Agilent Technologies, Inc.
60,000	5.50%, 09/14/15	66,502
	Allergan, Inc.
221,000	3.38%, 09/15/20	212,382
	Amgen, Inc.
77,000	2.30%, 06/15/16	76,423
110,000	4.10%, 06/15/21	109,353
84,000	5.65%, 06/15/42	84,196
	Mylan, Inc.
111,000	7.88%, 07/15/20(h)	122,378
	Teva Pharmaceutical Finance II BV
232,000	3.00%, 06/15/15	238,951

		910,185

REAL ESTATE - 0.3%
	Camden Property Trust
77,000	4.88%, 06/15/23	75,305
	Duke Realty LP
56,000	6.50%, 01/15/18	62,362
	HCP, Inc.
96,000	6.00%, 01/30/17	105,836

		243,503

RETAILING - 0.2%
	QVC, Inc.
142,000	7.50%, 10/01/19(h)	151,230

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
	Applied Materials, Inc.
55,000	2.65%, 06/15/16	55,273
110,000	4.30%, 06/15/21	110,589
110,000	5.85%, 06/15/41	111,967
	Texas Instruments, Inc.
276,000	2.38%, 05/16/16	276,400

		554,229

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
	EH Holding Corp.
39,000	6.50%, 06/15/19(h)	39,878
	Hewlett-Packard Co.
221,000	4.30%, 06/01/21	223,608

		263,486

TELECOMMUNICATION SERVICES - 2.3%
	AT&T, Inc.
165,000	2.95%, 05/15/16	167,298
165,000	4.45%, 05/15/21	168,249
236,000	6.40%, 05/15/38	253,988
184,000	6.70%, 11/15/13	206,450
	CenturyLink, Inc.
110,000	5.15%, 06/15/17	110,320
110,000	6.45%, 06/15/21	108,939
77,000	6.88%, 01/15/28	72,871
	Cincinnati Bell, Inc.
210,000	8.25%, 10/15/17	212,100
	Crown Castle Towers LLC
110,000	4.88%, 08/15/20(h)	110,811
10,000	6.11%, 01/15/20(h)	10,930
	Frontier Communications Corp.
97,000	7.13%, 03/15/19(h)	99,910
	MetroPCS Wireless, Inc.
38,000	6.63%, 11/15/20	37,715
	PAETEC Holding Corp.
156,000	8.88%, 06/30/17	164,580
	Verizon Communications, Inc.
102,000	5.50%, 02/15/18	113,601
102,000	6.40%, 02/15/38	110,912
	Windstream Corp.
97,000	7.75%, 10/01/21(h)	101,850
161,000	7.88%, 11/01/17	171,666

		2,222,190

TRANSPORTATION - 0.1%
	Air Jamaica, Ltd.
6,428	9.38%, 07/08/15	6,895
	RailAmerica, Inc.
57,000	9.25%, 07/01/17	62,843

		69,738

UTILITIES - 3.2%
	AES Corp. (The)
112,000	8.00%, 10/15/17(h)	119,280
	AES El Salvador Trust
100,000	6.75%, 02/01/16(h)	102,000
46 | See accompanying Notes to the Investment Portfolio

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
UTILITIES — (continued)
	AES Panama SA
60,000	6.35%, 12/21/16(h)	64,650
	Ameren Illinois Co.
178,000	9.75%, 11/15/18	234,227
	Arizona Public Service Co.
95,000	6.25%, 08/01/16	108,735
	Calpine Corp.
24,000	7.25%, 10/15/17(h)	24,480
	Capex SA
19,000	10.00%, 03/10/18(h)	18,763
	Consolidated Edison Co. of New York, Inc.
12,000	5.85%, 04/01/18	13,785
121,000	6.65%, 04/01/19	144,967
	Exelon Corp.
117,000	4.90%, 06/15/15	125,917
	Great Plains Energy, Inc.
111,000	4.85%, 06/01/21	111,573
	Majapahit Holding BV
100,000	7.25%, 10/17/11(h)	102,000
100,000	7.75%, 10/17/16(h)	116,500
	Midamerican Energy Holdings Co.
9,000	6.13%, 04/01/36	9,724
	National Power Corp.
60,000	4.51%, 08/23/11(d)	60,049
	NextEra Energy Capital Holdings, Inc.
230,000	2.60%, 09/01/15	229,170
	Nisource Finance Corp.
100,000	6.13%, 03/01/22	110,389
	NRG Energy, Inc.
38,000	7.63%, 01/15/18(h)	38,143
430,000	7.63%, 05/15/19(h)	428,925
	Oglethorpe Power Corp.
115,000	5.38%, 11/01/40	111,381
	Pacific Gas & Electric Co.
60,000	5.80%, 03/01/37	61,834
89,000	6.05%, 03/01/34	94,404
	PacifiCorp
400,000	6.00%, 01/15/39	443,162
6,000	6.25%, 10/15/37	6,808
	Potomac Edison Co. (The)
112,000	5.35%, 11/15/14	123,110
	Union Electric Co.
68,000	6.70%, 02/01/19	79,969

		3,083,945

	Total Corporate Notes (Cost $25,514,915)	26,293,208

MUNICIPAL BONDS AND NOTES - 0.6%
	Municipal Electric Authority of Georgia
301,000	6.64%, 04/01/57	288,858
	New Jersey State Turnpike Authority
55,000	7.10%, 01/01/41	64,007
80,000	7.41%, 01/01/40	96,643
	New Jersey Transportation Trust Fund Authority
50,000	6.88%, 12/15/39	52,121
	South Carolina State Public Service Authority
55,000	6.45%, 01/01/50	60,858
	State of California, GO
75,000	5.70%, 11/01/21	79,001

	Total Municipal Bonds and Notes (Cost $634,056)	641,488

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 6.9%
	Banc of America Commercial Mortgage, Inc.
	(Series 2006-4) (Class A4)
110,000	5.63%, 07/10/46	120,500
	(Series 2006-4) (Class AM)
110,000	5.68%, 07/10/46	109,530
	(Series 2006-4) (Class B)
100,000	5.73%, 07/10/46(d)	84,124
	(Series 2007-4) (Class A4)
480,000	5.93%, 02/10/51(d)	522,311
	(Series 2007-4) (Class AM)
110,000	6.00%, 02/10/51(d)	107,920
	(Series 2008-1) (Class A4)
100,000	6.39%, 02/10/51(d)	111,561
	Bear Stearns Commercial Mortgage Securities
	(Series 2006-PW11) (Class A2)
93,396	5.57%, 03/11/39(d)	93,867
	(Series 2006-T22) (Class AM)
110,000	5.71%, 04/12/38(d)	115,593
	(Series 2007-PW16) (Class AJ)
110,000	5.91%, 06/11/40(d)	87,050
	(Series 2006-PW12) (Class AM)
120,000	5.94%, 09/11/38(d)	125,071
	(Series 2007-T28) (Class D)
40,000	6.18%, 09/11/42(d)(f)(h)	28,890
	Citigroup Commercial Mortgage Trust
	(Series 2006-C5) (Class AJ)
110,000	5.48%, 10/15/49	97,082
	Commercial Mortgage Pass Through Certificates
	(Series 2006-C7) (Class AM)
70,000	5.97%, 06/10/46(d)	72,164
	Credit Suisse First Boston Mortgage Securities Corp.
	(Series 2005-C6) (Class AJ)
110,000	5.23%, 12/15/40(d)	104,835
	Credit Suisse Mortgage Capital Certificates
	(Series 2006-C4) (Class A3)
110,000	5.47%, 09/15/39	118,772
	(Series 2006-C1) (Class C)
200,000	5.78%, 02/15/39(d)	169,035
	DBUBS Mortgage Trust
	(Series 2011-LC1A) (Class F)
100,000	5.73%, 11/10/46(d)(h)	76,503
See accompanying Notes to the Investment Portfolio | 47

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)
	Extended Stay America Trust
	(Series 2010-ESHA) (Class D)
200,000	5.50%, 11/05/27(h)	200,019
	Greenwich Capital Commercial Funding Corp.
	(Series 2007-GG9) (Class AM)
25,000	5.48%, 03/10/39	24,266
	GS Mortgage Securities Corp.
170,000	5.73%, 03/10/21	155,891
	GS Mortgage Securities Corp. II
	(Series 2007-GG10) (Class A4)
120,000	5.99%, 08/10/45(d)	129,025
	JP Morgan Chase Commercial Mortgage Securities Corp.
	(Series 2005-CB11) (Class A4)
490,000	5.34%, 08/12/37(d)	533,929
	(Series 2006-LDP8) (Class AM)
250,000	5.44%, 05/15/45	254,113
	(Series 2007-CB18) (Class A4)
280,000	5.44%, 06/12/47	299,651
	(Series 2006-LDP6) (Class B)
80,000	5.70%, 04/15/43(d)	68,724
	(Series 2007-CB20) (Class AM)
110,000	6.10%, 02/12/51(d)	108,334
	(Series 2007-CB20) (Class F)
60,000	6.40%, 02/12/51(d)(f)	31,047
	LB-UBS Commercial Mortgage Trust
	(Series 2005-C5) (Class A4)
120,000	4.95%, 09/15/30	129,787
	(Series 2006-C1) (Class A4)
120,000	5.16%, 02/15/31	129,973
	(Series 2006-C1) (Class AJ)
110,000	5.28%, 02/15/41(d)	102,932
	(Series 2008-C1) (Class AM)
80,000	6.31%, 04/15/41(d)	80,053
	(Series 2008-C1) (Class A2)
290,000	6.31%, 04/15/41(d)	323,414
	(Series 2008-C1) (Class AJ)
50,000	6.31%, 04/15/41(d)	42,473
	(Series 2007-C7) (Class AM)
60,000	6.37%, 09/15/45(d)	59,115
	Merrill Lynch Mortgage Trust
	(Series 2006-C1) (Class AJ)
275,000	5.86%, 05/12/39(d)	254,734
	(Series 2006-C1) (Class B)
125,000	5.86%, 05/12/39(d)	97,060
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	(Series 2006-2) (Class AJ)
130,000	6.10%, 06/12/46(d)	120,333
	Morgan Stanley Capital I
	(Series 2006-T21) (Class A4)
150,000	5.16%, 10/12/52(d)	163,046
	(Series 2007-HQ11) (Class AM)
170,000	5.48%, 02/12/44(d)	162,969
	(Series 2007-IQ16) (Class A4)
250,000	5.81%, 12/12/49	274,710
	(Series 2006-IQ11) (Class B)
100,000	5.90%, 10/15/42(d)	92,575
	(Series 2006-IQ11) (Class C)
131,000	5.90%, 10/15/42(d)	114,527
	(Series 2006-T23) (Class A4)
50,000	5.99%, 08/12/41(d)	56,017
	(Series 2008-T29) (Class AM)
120,000	6.46%, 01/11/43(d)	125,252
	Structured Asset Securities Corp.
	(Series 1996-CFL) (Class X1)
44,568	2.09%, 02/25/28(c)(d)(f)	9
	Vornado DP LLC
	(Series 2010-VNO) (Class D)
50,000	6.36%, 09/13/28(h)	47,202
	Wachovia Bank Commercial Mortgage Trust
	(Series 2006-C23) (Class AM)
120,000	5.47%, 01/15/45(d)	123,553
	(Series 2006-C23) (Class AJ)
160,000	5.52%, 01/15/45(d)	151,375
	(Series 2006-C26) (Class B)
80,000	6.23%, 06/15/45(d)	58,962

	Total Non-Agency Collateralized Mortgage Backed Securities (Cost $6,224,772)	6,659,878

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
	Banc of America Mortgage Securities, Inc.
	(Series 2006-A) (Class B1)
78,955	4.52%, 02/25/36(d)(f)	3,801
	(Series 2005-L) (Class B1)
61,781	4.78%, 01/25/36(d)(f)	2,838
	Collateralized Mortgage Obligation Trust
	(Series 55) (Class B)
2,112	0.00%, 11/01/18(a)(f)	2,005
	Countrywide Asset-Backed Certificates
	(Series 2005-IM1) (Class A2)
289,707	0.47%, 11/25/35(d)	274,442
	Credit Suisse First Boston Mortgage Securities Corp.
	(Series 2005-9) (Class CB1)
100,629	5.33%, 10/25/35(d)(f)	5,613
	Credit Suisse Mortgage Capital Certificates
	(Series 2006-1) (Class CB1)
79,755	5.62%, 02/25/36(d)(f)	4,084
	Impac CMB Trust
	(Series 2005-7) (Class A1)
733,743	0.45%, 11/25/35(d)	407,279
	Indymac INDA Mortgage Loan Trust
	(Series 2005-AR2) (Class B1)
39,004	4.59%, 01/25/36(d)(f)	684
	Interstar Millennium Trust
9,736	0.70%, 03/14/36(d)	9,116
48 | See accompanying Notes to the Investment Portfolio

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	MASTR Alternative Loans Trust
	(Series 2003-5) (Class 15AX)
75,153	5.00%, 08/25/18(c)(f)	8,615
	Puma Finance, Ltd.
	(Series C4) (Class A)
23,951	0.67%, 10/11/34(d)	23,947
	Residential Funding Mortgage Securities I
	(Series 2006-S1) (Class M1)
65,934	5.75%, 01/25/36(f)	1
	Thornburg Mortgage Securities Trust
	(Series 2003-2) (Class A1)
53,389	0.87%, 04/25/43(d)	49,486
	Wells Fargo Mortgage Backed Securities Trust
	(Series 2005-17) (Class B1)
77,639	5.50%, 01/25/36(f)	357
	(Series 2006-3) (Class B1)
218,272	5.50%, 03/25/36(f)	42,751

	Total Non-Agency Collateralized Mortgage Obligations (Cost $1,819,317)	835,019

SOVEREIGN BONDS - 2.5%
	Argentina Bonos
99,600	0.47%, 08/03/12(d)	24,546
15,772	7.00%, 10/03/15	15,606
	Argentine Republic Government International Bond
24,965	2.50%, 12/31/38(g)	10,922
26,309	8.28%, 12/31/33	23,349
	Belize Government International Bond
20,000	6.00%, 02/20/29(g)	13,400
65,100	6.00%, 02/20/29(g)	42,641
	Brazilian Government International Bond
100,000	5.63%, 01/07/41	103,250
23,000	8.25%, 01/20/34	31,740
	Colombia Government International Bond
100,000	6.13%, 01/18/41	109,250
	Costa Rica Government International Bond
24,000	10.00%, 08/01/20(h)	33,120
	Dominican Republic International Bond
22,616	9.50%, 09/27/11	23,125
	El Salvador Government International Bond
40,000	7.65%, 06/15/35(h)	41,600
	Georgia Government International Bond
300,000	6.88%, 04/12/21(h)	308,250
	Grenada Government International Bond
45,800	2.50%, 09/15/25(g)	28,625
	Hungary Government International Bond
110,000	6.25%, 01/29/20	116,710
39,000	6.38%, 03/29/21	41,340
58,000	7.63%, 03/29/41	62,858
	Korea Development Bank
172,000	3.25%, 03/09/16	172,359
	Korea National Oil Corp.
137,000	2.88%, 11/09/15	134,709
	Lebanon Government International Bond
7,800	4.00%, 12/31/17	7,574
20,000	5.15%, 11/12/18	19,350
20,000	6.10%, 10/04/22	19,450
	Mexico Government International Bond
33,000	5.13%, 01/15/20	35,805
18,000	6.05%, 01/11/40	19,242
	Panama Government International Bond
61,000	6.70%, 01/26/36	72,285
	Peruvian Government International Bond
71,000	6.55%, 03/14/37	79,556
	Poland Government International Bond
19,000	5.13%, 04/21/21	19,689
13,000	6.38%, 07/15/19	14,885
	Province of Manitoba Canada
65,000	4.90%, 12/06/16	73,588
	Russian Foreign Bond - Eurobond
100,000	5.00%, 04/29/20(h)	103,625
	Turkey Government International Bond
100,000	5.63%, 03/30/21	105,000
200,000	6.00%, 01/14/41	196,000
	Ukraine Government International Bond
200,000	6.25%, 06/17/16(h)	200,260
	Uruguay Government International Bond
37,560	6.88%, 09/28/25	45,823
	Venezuela Government International Bond
25,000	10.75%, 09/19/13	25,000
	Vietnam Government International Bond
8,696	1.27%, 03/12/16(d)	7,692

	Total Sovereign Bonds (Cost $2,301,801)	2,382,224

U.S. TREASURIES - 15.9%
	U.S. Treasury Bond
5,659,400	4.75%, 02/15/41	6,016,650
	U.S. Treasury Notes
98,400	0.63%, 12/31/12	98,819
944,000	0.63%, 04/30/13	947,536
473,000	1.75%, 05/31/16	473,812
See accompanying Notes to the Investment Portfolio | 49

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
U.S. TREASURIES — (continued)
5,255,900	2.00%, 04/30/16(i)	5,336,405
2,474,000	3.13%, 05/15/21	2,467,434

	Total U.S. Treasuries (Cost $15,485,398)	15,340,656

	Total Bonds & Notes (Cost $83,725,278)	84,815,706

Shares
Other Investments - 0.4%
351,792	GEI Investment Fund(j)	355,310

	Total Other Investments (Cost $351,792)	355,310

Registered Investment Company - 19.2%
18,600,099	Federated Prime Obligations Fund(i)	18,600,099

	Total Registered Investment Company (Cost $18,600,099)	18,600,099

Total Investments - 107.4% (Cost $102,677,169)		103,771,115

Liabilities in Excess of Other Assets - (7.4)%		(7,168,847)

Net Assets - 100.0%		96,602,268

(a)	Principal only security. These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(b)	Zero coupon bond. Coupon amount represents effective yield to maturity.

(c)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value the “interest only” holding.

(d)	Variable or floating rate security. The interest rate shown reflects the rate in effect at June 30, 2011.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(f)	Illiquid securities. At June 30, 2011, these securities amounted to $156,341 or 0.2% of net assets. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(g)	Step coupon bond. Security becomes interest bearing at a future date.

(h)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2011, these securities amounted to $7,902,741 or 8.2% of net assets.

(i)	At June 30, 2011, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.

(j)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced
The Fund had the following futures contracts open at June 30, 2011:

		Number		Unrealized
	Expiration	of	Notional	Appreciation
Description	Date	Contracts	Value	(Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes Futures	September 2011	54	$11,844,563	$26,657
5 Yr. U.S. Treasury Notes Futures	September 2011	36	4,291,031	31,641
10 Yr. U.S. Treasury Notes Futures	September 2011	2	244,656	(375)

				57,923

Short Futures:
Ultra Long U.S. Treasury Bond Futures	September 2011	6	757,500	9,617

				$67,540

50 | See accompanying Notes to the Investment Portfolio

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2011	Highland Money Market Fund II

		Amortized
Principal Amount ($)		Cost ($)
Short-Term Investments - 96.1%
CERTIFICATES OF DEPOSIT - 30.9%
	Bank of Montreal
1,800,000	0.14%, 07/06/11	1,800,000
	Bank of Nova Scotia
2,350,000	0.24%, 07/01/11	2,350,000
	Barclays Bank PLC NY
1,450,000	0.23%, 08/03/11	1,450,000
	Credit Agricole SA
2,750,000	0.35%, 11/03/11	2,750,000
	Deutsche Bank AG
2,800,000	0.31%, 10/17/11(a)	2,800,000
	Lloyds Banking Group PLC
1,750,000	0.24%, 07/22/11	1,750,000
	Rabobank Nederland NV
4,201,000	0.31%, 10/12/11(a)	4,201,145
	Royal Bank of Canada/New York NY
3,317,000	0.21%, 08/26/11(a)	3,317,000
500,000	0.25%, 03/12/12(a)	500,000
	Svenska Handelsbanken AB
3,500,000	0.18%, 09/15/11	3,500,000
	Toronto Dominion Bank
2,500,000	0.13%, 08/05/11	2,500,000
	Westpac Banking Corp. NY
3,700,000	0.28%, 05/11/12(a)	3,700,000

	Total Certificates of Deposit (Cost $30,618,145)	30,618,145

COMMERCIAL PAPER - 28.9%
	Australia & New Zealand Banking Group Ltd.
1,500,000	0.20%, 11/09/11	1,498,635
	Banco Bilbao Vizcaya Argentria
2,700,000	0.50%, 08/12/11	2,698,425
	Credit Suisse Group AG
2,950,000	0.20%, 07/14/11	2,949,787
	European Investment Bank
2,350,000	0.19%, 07/08/11	2,349,913
	HSBC Holdings PLC
1,650,000	0.12%, 07/13/11	1,649,931
	JP Morgan Chase & Co.
3,050,000	0.05%, 07/01/11	3,050,000
	KFW Group
1,450,000	0.15%, 08/19/11	1,449,704
	Nordea Bank AB
1,200,000	0.21%, 07/18/11	1,199,881
1,900,000	0.23%, 12/09/11	1,898,046
	Novartis AG
850,000	0.18%, 10/11/11	849,567
	Procter & Gamble Co., (The)
2,200,000	0.08%, 07/05/11	2,199,980
	Societe Generale
3,566,000	0.47%, 07/06/11(b)	3,565,767
	UBS AG
1,350,000	0.32%, 12/12/11	1,348,032
	Wal-Mart Stores, Inc.
1,950,000	0.05%, 07/11/11	1,949,973

	Total Commercial Paper (Cost $28,657,641)	28,657,641

CORPORATE NOTES - 10.6%
	Commonwealth Bank of Australia
2,950,000	0.27%, 05/21/12	2,950,000
	International Bank for Reconstruction & Development
3,027,000	0.24%, 07/13/11(a)	3,027,000
	National Australia Bank, Ltd.
1,562,000	0.37%, 07/07/11(a)(c)	1,562,030
	Shell International Finance BV
3,000,000	0.28%, 09/22/11(a)	3,000,766

	Total Corporate Notes (Cost $10,539,796)	10,539,796

U.S. GOVERNMENT AGENCY AND RELATED - 5.3%
	Federal Home Loan Bank Discount Note
1,700,000	0.13%, 07/01/11	1,700,000
	Federal Home Loan Mortgage Corp. Discount Note
1,450,000	0.02%, 08/10/11	1,449,960
	Federal National Mortgage Assoc. Discount Note
2,100,000	0.13%, 12/01/11	2,098,840

	Total U.S. Government Agency and Related (Cost $5,248,800)	5,248,800

U.S. TREASURIES - 7.3%
	United States Treasury Bill
2,300,000	0.08%, 08/25/11	2,299,719
	United States Treasury Note
1,550,000	0.75%, 11/30/11	1,553,405
1,800,000	0.88%, 01/31/12	1,807,283
1,600,000	1.00%, 12/31/11	1,606,871

	Total U.S. Treasuries (Cost $7,267,278)	7,267,278

REPURCHASE AGREEMENT - 13.1%
13,000,000	Barclays Capital, Inc. 0.02%, 07/1/11 (Dated 06/30/11, repurchased price of $13,000,007, collateralized by a U.S. Government obligation, 0.12%, due 12/27/12, value $13,263,318)	13,000,000

	Total Repurchase Agreement (Cost $13,000,000)	13,000,000

	Total Short-Term Investments (Cost $95,331,660)	95,331,660

Registered Investment Company - 4.0%
3,992,129	Federated Prime Obligations Fund	3,992,129

	Total Registered Investment Company (Cost $3,992,129)	3,992,129

Total Investments - 100.1% (Cost $99,323,789)		99,323,789

Liabilities in Excess of Other Assets - (0.1)%		(90,664)

Net Assets - 100.0%		99,233,125

See accompanying Notes to Financial Statements | 51

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2011	Highland Money Market Fund II

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect at June 30, 2011.

(b)	Coupon amount represents effective yield at time of purchase.

(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2011, these securities amounted to $1,562,030 or 1.6% of net assets.
52 | See accompanying Notes to Financial Statements

NOTES TO INVESTMENT PORTFOLIOS

June 30, 2011 (unaudited)	Highland Funds II
Securities Valuation
The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.
Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:
Level 1 — Quoted prices for identical investments in active markets.
Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level 3 — Significant inputs to the valuation model are unobservable.
Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Highland Funds Asset Management, L.P. (the “Investment Adviser” or “HFAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.
Fair Value Measurement
The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.
A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.
Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.
In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.
The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, HFAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, HFAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).
All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.
A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.
If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed

|  53

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2011 (unaudited)	Highland Funds II
to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.
Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.
Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.
Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.
The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.
Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2011:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	value at	Quoted	Observable	Unobservable
	March 31, 2011	Price	Input	Input
U.S. Equity Fund
Assets
Common Stock*	$175,464,295	$175,464,295	$—	$—
Other Investments	3,215,283	3,215,283	—	—
Registered Investment Company	8,109,988	8,109,988	—	—
Other Financial Instruments
Equity Contracts — Futures**	184,932	184,932	—	—

Total	$186,974,498	$186,974,498	$—	$—

Core Value Equity Fund
Assets
Common Stock*	$37,352,229	$37,352,229	$—	$—
Other Investments	660,720	660,720	—	—
Registered Investment Company	642,466	642,466	—	—
Other Financial Instruments
Equity Contracts — Futures**	7,932	7,932	—	—

Total	$38,663,347	$38,663,347	$—	$—

54 |

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2011 (unaudited)	Highland Funds II

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	value at	Quoted	Observable	Unobservable
	March 31, 2011	Price	Input	Input
Premier Growth Equity Fund
Assets
Common Stock*	$170,369,101	$170,369,101	$—	$—
Other Investments	11,176	11,176	—	—
Registered Investment Company	9,706,864	9,706,864	—	—
Other Financial Instruments
Equity Contracts — Futures**	120,265	120,265	—	—

Total	$180,207,406	$180,207,406	$—	$—

Small-Cap Equity Fund
Assets
Common Stock*	$43,066,913	$43,066,913	$—	$—
Other Investments	7,564	7,564	—	—
Registered Investment Company	999,911	999,911	—	—

Total	$44,074,388	$44,074,388	$—	$—

Global Equity Fund
Assets
Common Stock*	$28,518,909	$28,518,909	$—	$—
Other Investments	265,408	265,408	—	—
Registered Investment Company	1,351,665	1,351,665	—	—
Other Financial Instruments
Equity Contracts — Futures**	18,956	18,956	—	—

Total	$30,154,938	$30,154,938	$—	$—

International Equity Fund
Assets
Common Stock*	$20,685,227	$20,685,227	$—	$—
Preferred Stock*	371,080	371,080	—	—
Other Investments	14,365	14,365	—	—
Registered Investment Company	198,751	198,751	—	—
Other Financial Instruments
Equity Contracts — Futures**	14,906	14,906	—	—

Total	$21,284,329	$21,284,329	$—	$—

| 55

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2011 (unaudited)	Highland Funds II

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	value at	Quoted	Observable	Unobservable
	March 31, 2011	Price	Input	Input
Total Return Fund
Assets
Domestic Equity*	$38,708,241	$38,708,241	$—	$—
Foreign Equity*	27,705,775	27,705,775	—	—
Agency Collateralized Mortgage Obligations	955,297	—	955,297	—
Agency Mortgage Backed	10,368,808	—	10,368,808	—
Asset Backed	340,389	—	340,389	—
Corporate Notes	9,329,876	—	9,329,876	—
Municipal Bonds and Notes	188,290	—	188,290	—
Non-Agency Collateralized Mortgage Backed Securities	2,263,744	—	2,263,744	—
Non-Agency Collateralized Mortgage Obligations	61,000	—	61,000	—
Sovereign Bonds	790,701	—	790,701	—
U.S. Treasuries	5,642,359	—	5,642,359	—
Right	1,671	1,671	—	—
Other Investments	2,358,459	2,358,459	—	—
Registered Investment Company	9,140,972	9,140,972	—	—
Other Financial Instruments
Equity Contracts — Futures**	53,029	53,029	—	—
Interest Rate Contracts — Futures**	50,212	50,212	—	—

Total Assets	107,958,823	78,018,359	29,940,464	—

Liabilities
Other Financial Instruments
Equity Contracts — Futures**	(14,423)	(14,423)	—	—

Total Liabilities	(14,423)	(14,423)	—	—

Total	$107,944,400	$78,003,936	$29,940,464	$—

Government Securities Fund
Assets
Agency Mortgage Backed	$458,265	$—	$458,265	$—
Asset Backed	162,814	—	162,814	—
Non-Agency Collateralized Mortgage Obligations	130,198	—	130,198	—
U.S. Treasuries	77,745,920	—	77,745,920	—
Other Investments	319,634	319,634	—	—
Registered Investment Company	12,591,802	12,591,802	—	—
Other Financial Instruments
Interest Rate Contracts — Futures**	79,029	79,029	—	—

Total Assets	91,487,662	12,990,465	78,497,197	—

Liabilities
Other Financial Instruments
Interest Rate Contracts — Futures**	(171,580)	(171,580)	—	—

Total Liabilities	(171,580)	(171,580)	—	—

Total	$91,316,082	$12,818,885	$78,497,197	$—

56 |

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2011 (unaudited)	Highland Funds II

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	value at	Quoted	Observable	Unobservable
	June 30, 2011	Price	Input	Input
Short-Term Government Fund
Assets
Agency Collateralized Mortgage Obligations	$2,522,917	$—	$2,522,917	$—
Agency Mortgage Backed	9,141,824	—	9,141,824	—
Asset Backed	4,422,041	—	4,422,041	—
Non-Agency Collateralized Mortgage Backed Securities	5,197,058	—	5,197,058	—
Non-Agency Collateralized Mortgage Obligations	25,622	—	25,622	—
U.S. Treasuries	33,219,951	—	33,219,951	—
Other Investments	74,256	74,256	—	—
Registered Investment Company	1,021,742	1,021,742	—	—
Short-Term Investments	799,990	—	799,990	—
Other Financial Instruments
Interest Rate Contracts — Futures**	6,606	6,606	—	—

Total Assets	56,432,007	1,102,604	55,329,403	—

Liabilities
Other Financial Instruments
Interest Rate Contracts — Futures**	(64,816)	(64,816)	—	—

Total Liabilities	(64,816)	(64,816)	—	—

Total	$56,367,191	$1,037,788	$55,329,403	$—

Tax-Exempt
Assets
Municipal Bonds and Notes	$37,159,569	$—	$37,159,569	$—
Other Investments	2,877	2,877	—	—
Registered Investment Company	198,812	198,812	—	—

Total	$37,361,258	$201,689	$37,159,569	$—

Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$2,781,149	$—	$2,781,149	$—
Agency Mortgage Backed	29,474,998	—	29,474,998	—
Asset Backed	407,086	—	407,086	—
Corporate Notes	26,293,208	—	26,293,208	—
Municipal Bonds and Notes	641,488	—	641,488	—
Non-Agency Collateralized Mortgage Backed Securities	6,659,878	—	6,659,878	—
Non-Agency Collateralized Mortgage Obligations	835,019	—	835,019	—
Sovereign Bonds	2,382,224	—	2,382,224	—
U.S. Treasuries	15,340,656	—	15,340,656	—
Other Investments	355,310	355,310	—	—
Registered Investment Company	18,600,099	18,600,099	—	—
Other Financial Instruments
Interest Rate Contracts — Futures**	67,915	67,915	—	—

Total Assets	103,839,030	19,023,324	84,815,706	—

Liabilities
Other Financial Instruments
Interest Rate Contracts — Futures**	(375)	(375)	—	—

Total Liabilities	(375)	(375)	—	—

Total	$103,838,655	$19,022,949	$84,815,706	$—

| 57

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2011 (unaudited)	Highland Funds II

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	value at	Quoted	Observable	Unobservable
	March 31, 2011	Price	Input	Input
Money Market Fund
Assets
Certificates of Deposit	$30,618,145	$—	$30,618,145	$—
Commercial Paper	28,657,641	—	28,657,641	—
Corporate Notes	10,539,796	—	10,539,796	—
U.S. Government Agency and Related	5,248,800	—	5,248,800	—
U.S. Treasuries	7,267,278	—	7,267,278	—
Repurchase Agreements	13,000,000	—	13,000,000	—
Registered Investment Company	3,992,129	3,992,129	—	—

Total	$99,323,789	$3,992,129	$95,331,660	$—

*	See Investment Portfolio detail for Industry breakout.

**	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Investment Portfolio.
The following tables present the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2011 within Total Return Fund, Short Term Government Fund and Fixed Income Fund:

	Agency	Non-Agency
	Collateralized	Collateralized
	Mortgage	Mortgage
	Obligations	Obligations	Total
Total Return Fund
Balance at 09/30/10	$51,044	$8,437	$59,481
Accrued discounts/premiums	(5,454)	—	(5,454)
Realized gain (loss)	(6,126)	(46,217)	(52,343)
Change in unrealized gain (loss)	(5,496)	37,780	32,284
Net purchases (sales)	(15,014)	—	(15,014)
Net transfers in and out of Level 3	(18,954)	—	(18,954)

Balance at 06/30/11	$—	$—	$—

Change in unrealized appreciation (depreciation) on securities still held at 06/30/11	$—	$—	$—

	Agency
	Collateralized
	Mortgage	Asset
	Obligations	Backed	Total
Short Term Government Fund
Balance at 09/30/10	$181,956	$113,943	$295,899
Accrued discounts/premiums	24,839	—	24,839
Realized gain (loss)	56,361	—	56,361
Change in unrealized gain (loss)	(27,919)	(83,363)	(111,282)
Net purchases (sales)	(160,162)	(8,743)	(168,905)
Net transfers in and out of Level 3	(75,075)	(21,837)	(96,912)

Balance at 06/30/11	$—	$—	$—

Change in unrealized appreciation (depreciation) on securities still held at 06/30/11	$—	$—	$—

58 |

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2011 (unaudited)	Highland Funds II

	Agency		Non-Agency
	Collateralized		Collateralized
	Mortgage	Asset	Mortgage
	Obligations	Backed	Obligations	Total
Fixed Income Fund
Balance at 09/30/10	$190,080	$16,801	$40,311	$247,192
Accrued discounts/premiums	(17,001)	2	—	(16,999)
Realized gain (loss)	(23,813)	22	(46,142)	(69,933)
Change in unrealized gain (loss)	25,426	(2,461)	5,840	28,805
Net purchases (sales)	(56,634)	956	(9)	(55,687)
Net transfers in and out of Level 3	(118,058)	(15,320)	—	(133,378)

Balance at 06/30/11	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) on securities still held at 06/30/11	$—	$—	$—	$—
Repurchase Agreements
Certain Funds engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund’s investment objective or policies. The Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% for domestic securities and 105% for international securities of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
Derivatives
The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.
Futures Contracts
A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange traded and the exchange’s clear-inghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.
Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract. Securities held as collateral for futures contracts can be found on the Investment Portfolios.
The derivative instruments held as of June 30, 2011 as disclosed in the Investment Portfolios serve as indicators of the volume of derivative activity for the Funds. The notional volume of derivatives held within the Funds are listed below.

	Average
	Notional Volume	Notional Volume
Fund	as of 06/30/2011	as of 06/30/2011
Long Futures:
U.S. Equity	$3,728,641	$5,064,675
Core Value Equity	527,375	394,650
Premier Growth Equity	2,593,029	4,604,250
Small-Cap Equity	428,263	—
Global Equity	487,304	666,756
International Equity	1,259,838	365,116
Total Return	9,878,642	7,547,053
Government Securities	32,243,113	38,494,438
Short-Term Government	18,878,078	10,967,188
Fixed Income	15,806,562	16,380,250

Short Futures:
International Equity	$9,345	$—
Total Return	6,264,346	2,275,366
Government Securities	15,175,797	10,727,578
Short-Term Government	9,329,731	13,277,398
Fixed Income	14,275,555	757,500

| 59

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2011 (unaudited)	Highland Funds II
Options
Certain Funds purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.
When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid. During the period ended June 30, 2011, none of the funds invested in options.
When-Issued Securities and Forward Commitments
Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date. For sales commitments, the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage. As of June 30, 2011, the Total Return, Government Securities, and Fixed Income Funds hold securities on a when-issued basis. These securities can be found on the Funds’ Investment Portfolios.
Forward Foreign Currency Exchange Contracts
Certain Funds enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds’ financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Investment Portfolios. Fluctuations in the value of the contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract. During the period ended June 30, 2011, none of the funds invested in forward foreign currency exchange contracts.
U.S. Federal Income Tax Information
Unrealized appreciation and depreciation at June 30, 2011, based on cost of investments for U.S. federal income tax purposes was:

			Net
	Gross	Gross	Appreciation/
Fund	Appreciation	Depreciation	(Depreciation)	Cost
U.S. Equity	$28,509,310	$(3,871,448)	$24,637,862	$162,151,704
Core Value Equity	6,377,588	(617,496)	5,760,092	32,895,323
Premier Growth Equity	38,206,448	(3,048,435)	35,158,013	144,929,128
Small-Cap Equity	7,714,629	(1,234,997)	6,479,632	37,594,756
Global Equity	4,833,896	(455,377)	4,378,519	25,757,463
International Equity	3,574,548	(483,160)	3,091,388	18,178,035
Total Return	11,134,979	(2,106,475)	9,028,504	98,827,078
Government Securities	417,029	(442,417)	(25,388)	91,434,021
Short-Term Government	1,057,397	(189,351)	868,046	55,557,355
Tax-Exempt	1,747,467	(148,637)	(1,598,830)	35,762,428
Fixed Income	2,667,923	(1,573,977)	1,093,946	102,677,169
Money Market	—	—	—	99,323,789

60 |

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2011 (unaudited)	Highland Funds II
Derivatives Transactions
Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure, as of June 30, 2011.

	Asset Derivative	Liability Derivative
Fund	Fair Value*	Fair Value*
U.S. Equity Fund
Equity Contracts	$184,932	$—
Core Value Equity Fund
Equity Contracts	7,932	—
Premier Growth Equity Fund
Equity Contracts	120,265	—
Global Equity Fund
Equity Contracts	18,956	—
International Equity Fund
Equity Contracts	14,906	—
Total Return Fund
Equity Contracts	$53,029	$(14,423)
Interest Rate Contracts	50,212	—
Government Securities Fund
Interest Rate Contracts	79,029	(171,580)
Short-Term Government Fund
Interest Rate Contracts	6,606	(64,816)
Fixed Income Fund
Interest Rate Contracts	67,915	(375)

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Investment Portfolio.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

| 61

IMPORTANT INFORMATION ABOUT THIS REPORT
Investment Adviser
Highland Funds Asset Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
Sub-Advisers
GE Asset Management Incorporated
3001 Summer Street
P.O. Box 7900
Stamford, CT 06904
Palisade Capital Management, L.L.C.
One Bridge Plaza
Fort Lee, NJ 07024
Champlain Investment Partners, LLC
346 Shelburne Road, 6th Floor
Burlington, VT 05401
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581
Underwriter
BNY Mellon Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286
Independent Registered Public Accounting Firm
KPMG, LLP
Two Financial Center
60 South Street
Boston, MA 02111
Fund Counsel
Ropes & Gray LLP
Prudential Tower
806 Boylston Street
Boston, MA 02199-3600
This report has been prepared for shareholders of Highland U.S. Equity Fund, Highland Core Value Equity Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Global Equity Fund, Highland International Equity Fund, Highland Total Return Fund, Highland Government Securities Fund, Highland Short-Term Government Fund, Highland Tax-Exempt Fund, Highland Fixed Income Fund and Highland Money Market Fund II (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.
The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

62 |

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Funds II

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 8/25/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 8/25/11

By (Signature and Title)*	/s/ Brian Mitts Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)

Date 8/25/11

*	Print the name and title of each signing officer under his or her signature.